UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03015
Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)
One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)
CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202

(Name and address of agent for service)
513-794-6971

Registrant’s telephone number, including area code
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%		Shares	Value

CONSUMER DISCRETIONARY - 15.9%
Ford Motor Co. (Automobiles)	(a)	161,300	$1,974,312
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		80,200	3,694,012
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	40,850	6,415,901
Eastman Kodak Co. (Leisure Equip. & Products)	(a)	917,390	3,853,038
DIRECTV Class A (Media)	(a)	107,000	4,454,410
Time Warner Cable, Inc. (Media)		61,910	3,342,521
Time Warner, Inc. (Media)		214,200	6,565,230
Best Buy Co., Inc. (Specialty Retail)		80,300	3,278,649

			33,578,073

CONSUMER STAPLES - 1.1%
PepsiCo, Inc. (Beverages)		26,700	1,773,948
Wal-Mart Stores, Inc. (Food & Staples Retailing)		10,400	556,608

			2,330,556

ENERGY - 5.6%
Transocean Ltd. (Energy Equip. & Svs.)	(a)	125,400	8,061,966
BP PLC (Oil, Gas & Consumable Fuels)		10,600	436,402
ConocoPhillips (Oil, Gas & Consumable Fuels)		57,700	3,313,711

			11,812,079

FINANCIALS - 24.8%
Goldman Sachs Group, Inc. / The (Capital Markets)		42,600	6,159,108
Wells Fargo & Co. (Commercial Banks)		195,900	4,922,967
American Express Co. (Consumer Finance)		95,500	4,013,865
Capital One Financial Corp. (Consumer Finance)		159,600	6,312,180
Bank of America Corp. (Diversified Financial Svs.)		367,000	4,811,370
Citigroup, Inc. (Diversified Financial Svs.)	(a)	1,592,500	6,210,750
JPMorgan Chase & Co. (Diversified Financial Svs.)		138,200	5,261,274
NYSE Euronext (Diversified Financial Svs.)		190,800	5,451,156
Aflac, Inc. (Insurance)		147,505	7,627,483
MetLife, Inc. (Insurance)		39,000	1,499,550

			52,269,703

HEALTH CARE - 15.8%
Amgen, Inc. (Biotechnology)	(a)	106,000	5,841,660
Genzyme Corp. (Biotechnology)	(a)	85,000	6,017,150
Gilead Sciences, Inc. (Biotechnology)	(a)	120,800	4,301,688
Medtronic, Inc. (Health Care Equip. & Supplies)		53,100	1,783,098
Aetna, Inc. (Health Care Providers & Svs.)		206,500	6,527,465
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		141,900	4,982,109
Merck & Co., Inc. (Pharmaceuticals)		106,000	3,901,860

			33,355,030

INDUSTRIALS - 3.7%
United Continental Holdings, Inc. (Airlines)	(a)	102,100	2,412,704
General Electric Co. (Industrial Conglomerates)		325,200	5,284,500

			7,697,204

INFORMATION TECHNOLOGY - 23.1%
Cisco Systems, Inc. (Communications Equip.)	(a)	267,400	5,856,060
QUALCOMM, Inc. (Communications Equip.)		106,200	4,791,744
EMC Corp. (Computers & Peripherals)	(a)	166,300	3,377,553
Hewlett-Packard Co. (Computers & Peripherals)		127,500	5,363,925
eBay, Inc. (Internet Software & Svs.)	(a)	267,400	6,524,560
International Business Machines Corp. (IT Svs.)		58,400	7,833,776
Intel Corp. (Semiconductors & Equip.)		193,300	3,717,159
Texas Instruments, Inc. (Semiconductors & Equip.)		266,100	7,221,954
Microsoft Corp. (Software)		157,500	3,857,175

			48,543,906

TELECOMMUNICATION SERVICES - 1.4%
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(a)	633,100	2,931,253

UTILITIES - 7.1%
AES Corp. / The (Ind. Power Prod. & Energy Traders)	(a)	1,310,900	14,878,715

Total Common Stocks (Cost $195,884,424)			$207,396,519

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

		Face	Amortized
Repurchase Agreements - 1.4%		Amount	Cost

Goldman Sachs 0.015% 10/01/2010, Agreement date: 09/30/2010,		$2,907,527	$2,907,527
Repurchase price $2,907,539 Collateralized by: Federal Home Loan Mortgage 1.250%, Due 5/3/2012 with value of $2,970,106

Total Repurchase Agreements (Cost $2,907,527)			$2,907,527

Total Investments - 99.9% (Cost $198,791,951)	(b)		$210,304,046
Other Assets in Excess of Liabilities - 0.1%			205,643

Net Assets - 100.0%			$210,509,689

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Commercial Paper - 76.4%		Rate	Maturity	Face Amount	Amortized Cost

CONSUMER DISCRETIONARY - 4.2%
Walt Disney Co. / The (Media)	(a)	0.180%	11/04/2010	$10,000,000	$9,998,300
Walt Disney Co. / The (Media)	(a)	0.180%	10/07/2010	4,000,000	3,999,880

					13,998,180

CONSUMER STAPLES - 16.1%
Coca-Cola Co. / The (Beverages)	(a)	0.230%	11/03/2010	5,000,000	4,998,946
Coca-Cola Co. / The (Beverages)	(a)	0.200%	10/29/2010	3,000,000	2,999,533
Coca-Cola Co. / The (Beverages)	(a)	0.220%	11/15/2010	3,000,000	2,999,175
Coca-Cola Co. / The (Beverages)	(a)	0.200%	10/12/2010	1,500,000	1,499,908
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.200%	10/26/2010	7,000,000	6,999,028
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.200%	10/27/2010	7,000,000	6,998,989
Nestle Capital Corp. (Food Products)	(a)	0.070%	10/04/2010	7,000,000	6,999,959
Nestle Capital Corp. (Food Products)	(a)	0.150%	10/08/2010	7,000,000	6,999,796
Procter & Gamble Co. / The (Household Products)	(a)	0.200%	11/02/2010	4,300,000	4,299,236
Procter & Gamble Co. / The (Household Products)	(a)	0.230%	11/09/2010	4,000,000	3,999,003
Procter & Gamble Co. / The (Household Products)	(a)	0.220%	12/01/2010	1,500,000	1,499,441
Procter & Gamble International Funding SCA (Household Products)	(a)	0.190%	10/27/2010	3,470,000	3,469,524

					53,762,538

ENERGY - 4.2%
Chevron Funding Corp. (Oil, Gas & Consumable Fuels)		0.170%	10/04/2010	14,000,000	13,999,802

FINANCIALS - 34.2%
UBS Finance Delaware LLC (Capital Markets)		0.190%	10/01/2010	14,000,000	14,000,000
American Express Credit Corp. (Consumer Finance)		0.170%	10/05/2010	10,000,000	9,999,811
American Honda Finance Corp. (Consumer Finance)		0.330%	11/17/2010	10,000,000	9,995,692
American Honda Finance Corp. (Consumer Finance)		0.190%	10/06/2010	4,000,000	3,999,894
Toyota Motor Credit Corp. (Consumer Finance)		0.130%	10/01/2010	10,000,000	10,000,000
Citigroup Funding Inc. (Diversified Financial Services)		0.230%	10/19/2010	10,000,000	9,998,850
General Electric Capital Corp. (Diversified Financial Services)		0.190%	10/13/2010	10,000,000	9,999,367
General Electric Capital Corp. (Diversified Financial Services)		0.120%	10/07/2010	4,000,000	3,999,920
HSBC Finance Corp. (Diversified Financial Services)		0.150%	10/01/2010	14,000,000	14,000,000
Societe Generale NA (Diversified Financial Services)		0.130%	10/01/2010	14,000,000	14,000,000
Prudential Funding LLC (Insurance)		0.140%	10/01/2010	14,000,000	14,000,000

					113,993,534

HEALTH CARE - 6.9%
Abbott Laboratories (Pharmaceuticals)	(a)	0.150%	10/12/2010	10,000,000	9,999,542
Johnson & Johnson (Pharmaceuticals)	(a)	0.150%	10/14/2010	3,000,000	2,999,838
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.190%	10/25/2010	10,000,000	9,998,733

					22,998,113

INFORMATION TECHNOLOGY - 6.6%
International Business Machines Corp. (Computers & Peripherals)	(a)	0.150%	10/06/2010	10,000,000	9,999,791
International Business Machines Corp. (Computers & Peripherals)	(a)	0.150%	10/06/2010	4,000,000	3,999,917
Microsoft Corp. (Software)	(a)	0.160%	11/01/2010	10,000,000	9,998,622
Microsoft Corp. (Software)	(a)	0.160%	10/19/2010	4,000,000	3,999,680

					27,998,010

MATERIALS - 4.2%
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.190%	10/18/2010	14,000,000	13,998,744

Total Commercial Paper (Cost $260,748,921)					$260,748,921

Asset-Backed Commercial Paper - 1.6%		Rate	Maturity	Face Amount	Amortized Cost

FINANCIALS - 1.6%
Ally Auto Receivables Trust (Consumer Finance)		0.403%	08/15/2011	$642,250	$642,250
Bank of America Auto Trust (Consumer Finance)		0.619%	07/15/2011	1,156,685	1,156,685
BMW Vehicle Lease Trust (Consumer Finance)		0.298%	10/17/2011	1,000,000	1,000,000
CNH Equipment Trust (Consumer Finance)		0.354%	04/15/2011	490,831	490,831
Hyundai Auto Receivables Trust (Consumer Finance)		0.371%	09/15/2011	1,000,000	1,000,000
Nissan Auto Receivables Owners Trust (Consumer Finance)		0.356%	10/17/2011	1,000,000	1,000,000

Total Asset-Backed Commercial Paper (Cost $5,289,766)					$5,289,766

Money Market Funds - 11.8%	Shares	Value

Federated Prime Cash Obligations Fund - Institutional Class	13,500,000	$13,500,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I	13,500,000	13,500,000
Fidelity Institutional Money Market Funds Prime Money Market Portfolio - Class I	12,500,000	12,500,000

Total Money Market Funds (Cost $39,500,000)		$39,500,000

U.S. Treasury Obligations - 3.0%		Rate	Maturity	Face Amount	Amortized Cost

U.S. Treasury Bill		0.130%	11/04/2010	$10,000,000	$9,998,772

Total U.S. Treasury Obligations (Cost $9,998,772)					$9,998,772

U.S. Government Agency Issues - 3.0%		Rate	Maturity	Face Amount	Amortized Cost

Federal Home Loan Bank		0.050%	10/18/2010	$10,000,000	$9,999,764

Total U.S. Government Agency Issues (Cost $9,999,764)					$9,999,764

Repurchase Agreements - 0.7%		Rate	Maturity	Face Amount	Amortized Cost

U.S. Bank, Agreement date: 09/30/2010, Repurchase price $2,458,000, Collateralized by: Fannie Mae Pool #555611 (FNCI) 4.500%, Due 07/01/2018 with value of $2,507,349		0.010%	09/30/2010	$2,458,000	$2,458,000

Total Repurchase Agreements (Cost $2,458,000)					$2,458,000

Total Investments - 96.5% (Cost $327,995,223)	(b)				$327,995,223
Other Assets in Excess of Liabilities - 3.5%					5,664,604

Net Assets - 100.0%					$333,659,827

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2010, the value of these securities totaled $132,755,585 or 39.8% of the Portfolio’s net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)	Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 85.7%		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY - 6.1%
Johnson Controls, Inc. (Auto Components)		5.250%	01/15/2011	$1,250,000	$1,266,127
Mohawk Industries, Inc. (Household Durables)	(b)	6.500%	01/15/2011	336,000	340,620
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	500,000	575,013
Comcast Corp. (Media)		5.875%	02/15/2018	750,000	866,675
COX Communications, Inc. (Media)		6.750%	03/15/2011	1,000,000	1,026,759
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,141,793
Time Warner, Inc. (Media)		3.150%	07/15/2015	1,250,000	1,297,098
Viacom, Inc. (Media)		4.375%	09/15/2014	1,000,000	1,086,390
Macy’s Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	1,000,000	1,070,000
Home Depot, Inc. (Specialty Retail)		5.250%	12/16/2013	1,000,000	1,116,630

					9,787,105

CONSUMER STAPLES - 9.0%
Anheuser-Busch Cos., Inc. (Beverages)		5.500%	01/15/2018	750,000	852,544
Coca-Cola Co. / The (Beverages)		4.875%	03/15/2019	250,000	287,652
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	1,000,000	1,149,197
Kroger Co. / The (Food & Staples Retailing)		6.400%	08/15/2017	1,500,000	1,795,694
Safeway, Inc. (Food & Staples Retailing)		6.350%	08/15/2017	1,500,000	1,775,121
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,627,062
Kraft Foods, Inc. (Food Products)		6.125%	02/01/2018	1,500,000	1,771,176
Mead Johnson Nutrition Co. (Food Products)		3.500%	11/01/2014	800,000	844,608
Sara Lee Corp. (Food Products)		2.750%	09/15/2015	1,250,000	1,268,366
Tyson Foods, Inc. (Food Products)		7.350%	04/01/2016	1,000,000	1,111,250
Clorox Co. (Household Products)		3.550%	11/01/2015	300,000	322,402
Kimberly-Clark Corp. (Household Products)		6.125%	08/01/2017	1,000,000	1,222,689
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	250,000	285,007

					14,312,768

ENERGY - 7.6%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,657,017
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,500,000	1,639,954
Atlantic Richfield Co. (Oil, Gas & Consumable Fuels)		8.550%	03/01/2012	200,000	213,749
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	1,000,000	1,173,931
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		5.650%	08/01/2012	1,000,000	1,064,365
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2.950%	06/01/2015	1,250,000	1,312,074
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,017,126
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		6.125%	03/15/2012	750,000	802,134
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,378,648
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	04/15/2012	750,000	805,820
XTO Energy, Inc. (Oil, Gas & Consumable Fuels)		4.900%	02/01/2014	1,000,000	1,122,533

					12,187,351

FINANCIALS - 25.0%
BlackRock, Inc. (Capital Markets)		2.250%	12/10/2012	500,000	513,432
Credit Suisse (Capital Markets)		3.500%	03/23/2015	1,250,000	1,316,284
Franklin Resources, Inc. (Capital Markets)		3.125%	05/20/2015	1,000,000	1,054,913
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,388,616
Janus Capital Group, Inc. (Capital Markets)	(b)	6.950%	06/15/2017	1,500,000	1,569,018
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	1,500,000	1,637,500
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	1,250,000	1,306,507
TD Ameritrade Holding Corp. (Capital Markets)		4.150%	12/01/2014	1,000,000	1,063,413
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	1,000,000	1,101,397
Comerica Bank (Commercial Banks)		5.750%	11/21/2016	1,500,000	1,685,667
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(a)(c)	5.628%	Perpetual	1,500,000	1,312,500
Fifth Third Bancorp (Commercial Banks)		4.500%	06/01/2018	1,750,000	1,734,045
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	1,500,000	1,667,882
SunTrust Bank (Commercial Banks)		5.000%	09/01/2015	229,000	248,306
Wells Fargo & Co. (Commercial Banks)		5.625%	12/11/2017	750,000	855,521
American Express Co. (Consumer Finance)		7.000%	03/19/2018	1,250,000	1,507,731
Capital One Bank U.S.A NA (Consumer Finance)		5.125%	02/15/2014	750,000	818,252
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	807,881
Bank of America Corp. (Diversified Financial Svs.)		5.650%	05/01/2018	1,000,000	1,061,140
Citigroup, Inc. (Diversified Financial Svs.)		6.125%	05/15/2018	1,250,000	1,365,855
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,111,706
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	1,500,000	1,646,526
Assurant, Inc. (Insurance)		5.625%	02/15/2014	1,500,000	1,602,212
Axis Capital Holdings Ltd. (Insurance)		5.750%	12/01/2014	1,000,000	1,067,040
Berkshire Hathaway, Inc. (Insurance)		3.200%	02/11/2015	1,250,000	1,327,001
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	1,500,000	1,552,926
Liberty Mutual Group, Inc. (Insurance)	(a)	5.750%	03/15/2014	1,000,000	1,052,037
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	844,592
Metropolitan Life Global Funding I (Insurance)	(a)	2.875%	09/17/2012	1,000,000	1,031,809
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,682,859
StanCorp Financial Group, Inc. (Insurance)		6.875%	10/01/2012	500,000	534,504

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 85.7%		Rate	Maturity	Face Amount	Value

Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,312,526
Mack-Cali Realty LP (Real Estate Investment Trusts)		4.600%	06/15/2013	1,000,000	1,050,780

					39,832,378

HEALTH CARE - 5.3%
Baxter International, Inc. (Health Care Equip. & Supplies)		1.800%	03/15/2013	250,000	255,373
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	573,537
Covidien International Finance SA (Health Care Equip. & Supplies)		2.800%	06/15/2015	1,250,000	1,296,739
St Jude Medical, Inc. (Health Care Equip. & Supplies)		2.200%	09/15/2013	1,000,000	1,024,100
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	541,249
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	1,500,000	1,753,665
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.250%	11/20/2014	300,000	316,823
Abbott Laboratories (Pharmaceuticals)		2.700%	05/27/2015	1,000,000	1,051,561
Merck & Co., Inc. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,165,833
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Pharmaceuticals)		3.000%	06/15/2015	500,000	523,617

					8,502,497

INDUSTRIALS - 8.2%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	886,718
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,394,569
Owens Corning (Building Products)		6.500%	12/01/2016	1,000,000	1,083,252
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	1,500,000	1,745,181
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,371,076
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,201,033
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,378,311
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,717,121
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,016,601
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,297,888

					13,091,750

INFORMATION TECHNOLOGY - 2.1%
Cisco Systems, Inc. (Communications Equip.)		2.900%	11/17/2014	300,000	318,495
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,500,000	1,724,866
International Business Machines Corp. (IT Svs.)		2.100%	05/06/2013	1,250,000	1,290,640

					3,334,001

MATERIALS - 2.2%
Monsanto Co. (Chemicals)		7.375%	08/15/2012	1,000,000	1,113,143
Praxair, Inc. (Chemicals)		2.125%	06/14/2013	1,250,000	1,285,896
Teck Resources Ltd. (Metals & Mining)		7.000%	09/15/2012	1,000,000	1,079,140

					3,478,179

TELECOMMUNICATION SERVICES - 4.1%
AT&T Corp. (Diversified Telecom. Svs.)		7.300%	11/15/2011	500,000	535,647
Embarq Corp. (Diversified Telecom. Svs.)		6.738%	06/01/2013	1,000,000	1,095,672
New Cingular Wireless Services, Inc. (Diversified Telecom. Svs.)		7.875%	03/01/2011	750,000	772,467
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	750,000	810,243
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.350%	02/15/2011	1,000,000	1,017,761
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	1,000,000	1,133,229
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	1,000,000	1,121,886

					6,486,905

UTILITIES - 16.1%
Appalachian Power Co. (Electric Utilities)		5.550%	04/01/2011	1,000,000	1,022,188
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,782,076
Duke Energy Corp. (Electric Utilities)		3.350%	04/01/2015	1,250,000	1,320,339
Entergy Mississippi, Inc. (Electric Utilities)		5.920%	02/01/2016	1,000,000	1,010,421
Florida Power Corp. (Electric Utilities)		4.550%	04/01/2020	500,000	557,376
Ipalco Enterprises, Inc. (Electric Utilities)		8.625%	11/14/2011	1,000,000	1,058,750
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,699,863
Metropolitan Edison Co. (Electric Utilities)		4.875%	04/01/2014	750,000	804,430
Pepco Holdings, Inc. (Electric Utilities)		2.700%	10/01/2015	750,000	752,368
PSEG Power LLC (Electric Utilities)		5.000%	04/01/2014	750,000	825,938
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	486,244	560,919
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,768,098
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,759,778
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,066,964
CenterPoint Energy Resources Corp. (Gas Utilities)		5.950%	01/15/2014	500,000	558,424
Southwest Gas Corp. (Gas Utilities)		7.625%	05/15/2012	1,000,000	1,084,824
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	750,000	819,103
Energy Future Competitive Holdings Co. (Ind. Power Prod. & Energy Traders)		7.480%	01/01/2017	521,326	436,259
TransAlta Corp. (Ind. Power Prod. & Energy Traders)		6.750%	07/15/2012	1,000,000	1,088,603
Alliant Energy Corp. (Multi-Utilities)		4.000%	10/15/2014	1,000,000	1,051,950
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,138,609
Consumers Energy Co. (Multi-Utilities)		6.000%	02/15/2014	1,000,000	1,133,488
FPL Group Capital, Inc. (Multi-Utilities)		2.600%	09/01/2015	1,250,000	1,260,796
Xcel Energy, Inc. (Multi-Utilities)		4.700%	05/15/2020	1,000,000	1,089,347

					25,650,911

Total Corporate Bonds (Cost $125,012,528)					$136,663,845

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

U.S. Treasury Obligations - 6.7%	Rate	Maturity	Face Amount	Value

U.S. Treasury Note	2.375%	09/30/2014	$7,000,000	$7,389,375
U.S. Treasury Note	3.375%	11/15/2019	3,000,000	3,232,266

Total U.S. Treasury Obligations (Cost $10,227,987)				$10,621,641

Money Market Funds - 2.0%	Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I	3,160,000	$3,160,000

Total Money Market Funds (Cost $3,160,000)		$3,160,000

Commercial Paper - 2.5%	Rate	Maturity	Face Amount	Value

General Electric Capital Corp.	0.100%	10/01/2010	$4,000,000	$4,000,000

Total Commercial Paper (Cost $4,000,000)				$4,000,000

Repurchase Agreements - 1.1%		Rate	Maturity	Face Amount	Amortized Cost

U.S. Bank, Agreement date: 09/30/2010, Repurchase price: $1,730,000 Collateralized by: Fannie Mae Pool #555611 (FNCI) 4.500%, Due 07/01/2018 with value of $1,764,770.		0.010%	10/01/2010	$1,730,000	$1,730,000

Total Repurchase Agreements (Cost $1,730,000)					$1,730,000

Total Investments - 98.0% (Cost $144,130,515)	(d)				$156,175,486
Other Assets in Excess of Liabilities - 2.0%					3,244,262

Net Assets - 100.0%					$159,419,748

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under rule 144A. At June 30, 2010, the value of these securities totaled $4,283,064 or 2.7% of the Portfolio’s net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)	This security is a credit sensitive bond. The coupon rate is a variable rate subject to adjustment based on changes in either Moody’s or S&P ratings.

(c)	Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2010.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 70.2%		Shares	Value

CONSUMER DISCRETIONARY - 9.7%
Johnson Controls, Inc. (Auto Components)		18,000	$549,000
McDonald’s Corp. (Hotels, Restaurants & Leisure)		4,700	350,197
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	2,800	439,768
Viacom, Inc. Class B (Media)		15,600	564,564
Walt Disney Co. / The (Media)		15,200	503,272
Target Corp. (Multiline Retail)		10,200	545,088
Tiffany & Co. (Specialty Retail)		7,000	328,930
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		6,700	536,938

			3,817,757

CONSUMER STAPLES - 3.7%
PepsiCo, Inc. (Beverages)		8,200	544,808
JM Smucker Co. / The (Food Products)		8,100	490,293
Ralcorp Holdings, Inc. (Food Products)	(a)	7,400	432,752

			1,467,853

ENERGY - 5.8%
Schlumberger Ltd. (Energy Equip. & Svs.)		3,800	234,118
Apache Corp. (Oil, Gas & Consumable Fuels)		2,400	234,624
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,100	737,555
Hess Corp. (Oil, Gas & Consumable Fuels)		9,900	585,288
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6,600	516,780

			2,308,365

FINANCIALS - 13.7%
Morgan Stanley (Capital Markets)		18,000	444,240
State Street Corp. (Capital Markets)		14,400	542,304
Huntington Bancshares, Inc. (Commercial Banks)		87,700	497,259
U.S. Bancorp (Commercial Banks)		12,100	261,602
Bank of America Corp. (Diversified Financial Svs.)		37,000	485,070
Citigroup, Inc. (Diversified Financial Svs.)	(a)	156,300	609,570
JPMorgan Chase & Co. (Diversified Financial Svs.)		15,800	601,506
Hartford Financial Services Group, Inc. (Insurance)		21,700	498,015
Lincoln National Corp. (Insurance)		19,900	476,008
MetLife, Inc. (Insurance)		13,500	519,075
Prudential Financial, Inc. (Insurance)		9,400	509,292

			5,443,941

HEALTH CARE - 6.4%
Hospira, Inc. (Health Care Equip. & Supplies)	(a)	8,600	490,286
St Jude Medical, Inc. (Health Care Equip. & Supplies)	(a)	1,500	59,010
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		16,900	593,359
WellPoint, Inc. (Health Care Providers & Svs.)	(a)	9,800	555,072
Allergan, Inc. (Pharmaceuticals)		5,600	372,568
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		9,000	266,850
Pfizer, Inc. (Pharmaceuticals)		10,900	187,153

			2,524,298

INDUSTRIALS - 7.6%
Honeywell International, Inc. (Aerospace & Defense)		13,100	575,614
Raytheon Co. (Aerospace & Defense)		12,100	553,091
United Parcel Service, Inc. Class B (Air Freight & Logistics)		7,500	500,175
Tyco International Ltd. (Industrial Conglomerates)		13,400	492,182
Caterpillar, Inc. (Machinery)		4,300	338,324
SPX Corp. (Machinery)		8,600	544,208

			3,003,594

INFORMATION TECHNOLOGY - 16.2%
Cisco Systems, Inc. (Communications Equip.)	(a)	27,400	600,060
QUALCOMM, Inc. (Communications Equip.)		12,900	582,048
Apple, Inc. (Computers & Peripherals)	(a)	2,600	737,750
Dell, Inc. (Computers & Peripherals)	(a)	45,000	583,200
Hewlett-Packard Co. (Computers & Peripherals)		8,200	344,974
Google, Inc. Class A (Internet Software & Svs.)	(a)	1,400	736,106
International Business Machines Corp. (IT Svs.)		4,100	549,974
Altera Corp. (Semiconductors & Equip.)		13,700	413,192
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		33,000	610,830
SunPower Corp. Class B (Semiconductors & Equip.)	(a)	33,000	457,380
Microsoft Corp. (Software)		10,700	262,043
Oracle Corp. (Software)		19,200	515,520

			6,393,077

MATERIALS - 5.8%
Air Products & Chemicals, Inc. (Chemicals)		6,200	513,484
Dow Chemical Co. / The (Chemicals)		20,000	549,200
EI du Pont de Nemours & Co. (Chemicals)		10,000	446,200
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		4,200	358,638
Teck Resources Ltd. (Metals & Mining)		10,600	436,296

			2,303,818

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 70.2%	Shares	Value

TELECOMMUNICATION SERVICES - 1.3%
Verizon Communications, Inc. (Diversified Telecom. Svs.)	16,000	521,440

Total Common Stocks (Cost $26,800,887)		$27,784,143

Corporate Bonds - 24.8%		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY - 1.6%
Daimler Finance North America LLC (Automobiles)		6.500%	11/15/2013	$100,000	$114,465
Comcast Corp. (Media)		5.875%	02/15/2018	150,000	173,335
COX Communications, Inc. (Media)		6.750%	03/15/2011	100,000	102,676
Walt Disney Co. / The (Media)		6.200%	06/20/2014	100,000	118,515
Macy’s Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	100,000	107,000

					615,990

CONSUMER STAPLES - 3.7%
Anheuser-Busch Cos., Inc. (Beverages)		5.500%	01/15/2018	150,000	170,509
Coca-Cola Co. / The (Beverages)		4.875%	03/15/2019	100,000	115,061
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	150,000	172,380
Kroger Co. / The (Food & Staples Retailing)		6.400%	08/15/2017	150,000	179,569
Safeway, Inc. (Food & Staples Retailing)		6.350%	08/15/2017	150,000	177,512
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	162,706
Kraft Foods, Inc. (Food Products)		6.500%	08/11/2017	150,000	179,964
Kimberly-Clark Corp. (Household Products)		6.125%	08/01/2017	150,000	183,403
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	114,003

					1,455,107

ENERGY - 2.9%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	165,702
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	150,000	163,995
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	109,446
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		5.000%	03/01/2015	150,000	165,318
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	176,893
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.750%	06/15/2013	250,000	266,662
XTO Energy, Inc. (Oil, Gas & Consumable Fuels)		4.900%	02/01/2014	100,000	112,253

					1,160,270

FINANCIALS - 6.1%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.150%	01/15/2014	100,000	108,631
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	150,000	163,750
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	114,316
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	100,000	104,521
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	100,000	110,140
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(b)(c)	5.628%	Perpetual	100,000	87,500
KeyBank NA (Commercial Banks)		5.700%	11/01/2017	150,000	158,846
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	150,000	166,788
Capital One Bank U.S.A NA (Consumer Finance)		5.125%	02/15/2014	100,000	109,100
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	161,576
Bank of America Corp. (Diversified Financial Svs.)		5.750%	08/15/2016	150,000	161,323
Citigroup, Inc. (Diversified Financial Svs.)		5.850%	08/02/2016	150,000	162,348
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	109,994
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	100,000	109,768
Assurant, Inc. (Insurance)		5.625%	02/15/2014	100,000	106,814
Liberty Mutual Group, Inc. (Insurance)	(b)	5.750%	03/15/2014	100,000	105,204
MetLife, Inc. (Insurance)		5.375%	12/15/2012	100,000	107,579
Duke Realty LP (Real Estate Investment Trusts)		4.625%	05/15/2013	100,000	104,084
HCP, Inc. (Real Estate Investment Trusts)		6.000%	01/30/2017	150,000	160,326

					2,412,608

HEALTH CARE - 2.0%
Hospira, Inc. (Health Care Equip. & Supplies)		6.050%	03/30/2017	150,000	172,500
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	150,000	175,367
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	173,117
Wyeth (Health Care Providers & Svs.)		6.950%	03/15/2011	100,000	102,925
Abbott Laboratories (Pharmaceuticals)		5.600%	11/30/2017	150,000	179,169

					803,078

INDUSTRIALS - 1.7%
Owens Corning (Building Products)		6.500%	12/01/2016	150,000	162,488
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	150,000	174,518
CSX Corp. (Road & Rail)		5.600%	05/01/2017	150,000	171,712
ERAC U.S.A Finance LLC (Road & Rail)	(b)	6.375%	10/15/2017	150,000	174,634

					683,352

INFORMATION TECHNOLOGY - 0.4%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	172,487

TELECOMMUNICATION SERVICES - 2.0%
AT&T Corp. (Diversified Telecom. Svs.)	(d)	7.300%	11/15/2011	100,000	107,129
Embarq Corp. (Diversified Telecom. Svs.)		6.738%	06/01/2013	150,000	164,351
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	100,000	108,032
Verizon Florida LLC (Diversified Telecom. Svs.)		6.125%	01/15/2013	100,000	109,036
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	100,000	113,323
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	150,000	168,283

					770,154

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 24.8%	Rate	Maturity	Face Amount	Value

UTILITIES - 4.4%
Commonwealth Edison Co. (Electric Utilities)	5.950%	08/15/2016	150,000	178,208
Kansas City Power & Light Co. (Electric Utilities)	5.850%	06/15/2017	150,000	169,986
Nevada Power Co. (Electric Utilities)	5.950%	03/15/2016	150,000	174,263
Pennsylvania Electric Co. (Electric Utilities)	6.050%	09/01/2017	150,000	170,402
PSEG Power LLC (Electric Utilities)	5.000%	04/01/2014	250,000	275,313
Southern Power Co. (Electric Utilities)	4.875%	07/15/2015	100,000	111,431
Union Electric Co. (Electric Utilities)	6.400%	06/15/2017	150,000	176,810
Virginia Electric and Power Co. (Electric Utilities)	4.750%	03/01/2013	100,000	108,235
Spectra Energy Capital LLC (Gas Utilities)	5.500%	03/01/2014	100,000	109,214
Consumers Energy Co. (Multi-Utilities)	6.000%	02/15/2014	100,000	113,349
American Water Capital Corp. (Water Utilities)	6.085%	10/15/2017	150,000	171,071

				1,758,281

Total Corporate Bonds (Cost $8,783,546)				$9,831,327

Money Market Funds - 4.9%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,951,000	$1,951,000

Total Money Market Funds (Cost $1,951,000)			$1,951,000

Total Investments - 99.9% (Cost $37,535,433)	(e)		$39,566,470
Other Assets in Excess of Liabilities - 0.1%			33,448

Net Assets - 100.0%			$39,599,918

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2010, the value of these securities totaled $367,338 or 0.9% of the Portfolio’s net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2010.

(d)	This security is a credit sensitive bond. The coupon rate is a variable rate subject to adjustment based on changes in either Moody’s or S&P ratings.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.4%		Shares	Value

Germany - 18.7%
Allianz SE	(b)	28,700	$3,242,448
BASF SE	(b)	50,600	3,190,695
Bayer AG	(b)	13,600	947,921
Commerzbank AG	(a) (b)	34,500	285,825
Continental AG	(a) (b)	14,200	1,103,182
Daimler AG	(a) (b)	28,900	1,828,971
Deutsche Bank AG	(b)	19,500	1,067,526
Deutsche Lufthansa AG	(a) (b)	25,600	470,188
Deutsche Telekom AG	(b)	213,200	2,917,086
E.ON AG	(b)	24,900	734,336
Fresenius SE	(b)	19,200	1,535,336
GEA Group AG	(b)	20,006	499,879
Hochtief AG	(b)	22,600	1,956,790
Linde AG	(b)	7,000	910,509
MAN SE	(b)	9,000	979,783
Metro AG	(b)	26,400	1,717,886
MTU Aero Engines Holding AG	(b)	19,000	1,085,042
Muenchener Rueckversicherungs AG	(b)	21,110	2,923,352
Puma AG Rudolf Dassler Sport	(b)	4,150	1,367,230
RWE AG	(b)	7,100	479,500
SAP AG	(b)	14,300	707,259
Siemens AG	(b)	53,334	5,626,089
Stada Arzneimittel AG	(b)	17,400	499,251
Suedzucker AG	(b)	32,000	715,189
Vossloh AG	(b)	11,100	1,179,216
Wacker Chemie AG	(b)	3,800	700,686
Wincor Nixdorf AG	(b)	18,000	1,174,331

			39,845,506

Denmark - 11.7%
AP Moller - Maersk A/S	(b)	267	2,222,985
Carlsberg A/S	(b)	21,550	2,242,215
Coloplast A/S	(b)	6,200	740,371
D/S Norden	(b)	12,200	481,021
Danisco A/S	(b)	35,600	3,167,923
Danske Bank A/S	(a) (b)	126,500	3,036,802
DSV A/S	(b)	110,225	2,242,228
FLSmidth & Co. A/S	(b)	4,000	291,090
GN Store Nord A/S	(a) (b)	93,500	717,375
H Lundbeck A/S	(b)	91,700	1,616,504
NKT Holding A/S	(b)	11,300	556,992
Novo Nordisk A/S	(b)	60,625	5,999,324
Novozymes A/S	(b)	4,300	546,075
Royal Unibrew A/S	(a) (b)	13,100	645,757
Sydbank A/S	(a) (b)	18,400	426,957

			24,933,619

South Korea - 10.7%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(b)	28,400	678,761
Dongkuk Steel Mill Co. Ltd.	(b)	20,500	491,223
Hana Financial Group, Inc.	(b)	13,700	406,273
Hanwha Chemical Corp.	(b)	29,000	695,830
Hyundai Heavy Industries Co. Ltd.	(b)	4,000	1,148,501
Hyundai Motor Co.	(b)	11,400	1,530,168
Hyundai Steel Co.	(b)	5,800	595,622
Industrial Bank of Korea	(b)	16,000	218,747
KB Financial Group, Inc.	(b)	9,400	403,482
Kia Motors Corp.	(b)	15,300	493,840
Korea Electric Power Corp.	(a) (b)	23,100	594,846
KT Corp. - ADR		51,800	1,059,828
LG Chem Ltd.	(b)	2,400	701,829
LG Corp.	(b)	5,500	398,000
LG Display Co. Ltd.	(b)	15,600	541,239
LG Electronics, Inc.	(b)	15,600	1,314,079
POSCO - ADR		10,100	1,151,198
Samsung Electro-Mechanics Co. Ltd.	(b)	16,100	1,758,291
Samsung Electronics Co. Ltd.	(b)	6,850	4,664,912
Samsung Heavy Industries Co. Ltd.	(b)	30,300	800,524
Samsung SDI Co. Ltd.	(b)	6,800	930,977
Shinhan Financial Group Co. Ltd.	(b)	16,800	643,627
SK Energy Co. Ltd.	(b)	7,200	919,977
Woongjin Coway Co. Ltd.	(b)	19,800	771,849

			22,913,623

Norway - 8.3%
Aker Solutions ASA	(b)	47,000	682,762
DnB NOR ASA	(b)	197,444	2,695,222
Fred Olsen Energy ASA	(b)	50,200	1,755,284
Petroleum Geo-Services ASA	(a) (b)	39,000	447,270
Statoil ASA	(b)	235,600	4,931,174
Telenor ASA	(b)	223,700	3,513,515
TGS Nopec Geophysical Co. ASA	(b)	40,400	582,510
Yara International ASA	(b)	67,600	3,072,326

			17,680,063

Mexico - 8.2%
America Movil SAB de CV - ADR		105,300	5,615,649
Fomento Economico Mexicano SAB de CV - ADR		26,800	1,359,564
Grupo Aeroportuario del Sureste SAB de CV - ADR		9,400	446,312
Grupo Bimbo SAB de CV		87,300	637,345
Grupo Financiero Banorte SAB de CV		319,000	1,210,016
Grupo Financiero Inbursa SA		175,000	690,188

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.4%		Shares	Value

Grupo Mexico SAB de CV		575,000	1,657,243
Grupo Modelo SAB de CV		136,883	757,103
Grupo Televisa SA - ADR		74,700	1,413,324
Industrias Penoles SAB de CV		21,900	530,224
Mexichem SAB de CV		93,000	260,292
Telefonos de Mexico SAB de CV - ADR		27,200	406,096
Wal-Mart de Mexico SAB de CV		1,010,400	2,541,705

			17,525,061

Taiwan - 7.7%
Cathay Financial Holding Co. Ltd.	(b)	1,248,500	1,906,794
Chinatrust Financial Holding Co. Ltd.	(b)	1,038,400	654,175
Chunghwa Telecom Co. Ltd.	(b)	210,000	471,512
CMC Magnetics Corp.	(a) (b)	2,650,000	705,396
Coretronic Corp.	(b)	420,000	645,249
Far Eastern New Century Corp.	(b)	435,540	598,421
Formosa Chemicals & Fibre Corp.	(b)	354,000	855,299
Formosa Petrochemical Corp.	(b)	434,000	1,117,653
Formosa Plastics Corp.	(b)	257,000	630,568
Gigabyte Technology Co. Ltd.	(b)	345,000	335,372
Inventec Co. Ltd.	(b)	1,381,550	717,171
Mega Financial Holding Co. Ltd.	(b)	356,000	239,083
Micro-Star International Co. Ltd.	(b)	1,050,000	564,307
Nan Ya Plastics Corp.	(b)	474,000	1,036,538
Pou Chen Corp.	(b)	1,281,200	1,122,145
Siliconware Precision Industries Co.	(b)	909,000	961,372
Taiwan Semiconductor Manufacturing Co. Ltd.	(b)	760,001	1,504,041
United Microelectronics Corp.	(b)	2,585,000	1,148,522
Vanguard International Semiconductor Corp.	(b)	1,630,000	714,896
Wan Hai Lines Ltd.	(a) (b)	550,000	383,287

			16,311,801

Brazil - 6.7%
Banco Bradesco SA - ADR		81,048	1,651,758
Banco do Brasil SA		38,600	732,989
Cia de Bebidas das Americas - ADR		6,800	841,704
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		9,400	427,794
Cia Energetica de Minas Gerais - ADR		61,850	1,013,722
Cia Siderurgica Nacional SA - ADR		91,400	1,615,038
Gol Linhas Aereas Inteligentes SA - ADR		51,500	809,580
Itau Unibanco Holding SA - ADR		18,108	437,851
Petroleo Brasileiro SA - ADR		8,200	297,414
Petroleo Brasileiro SA - ADR Class A		88,600	2,907,852
Tele Norte Leste Participacoes SA - ADR		34,800	489,984
Vale SA - ADR		40,000	1,250,800
Vale SA - ADR Class P		67,700	1,878,675

			14,355,161

Italy - 5.6%
Credito Emiliano SpA	(b)	122,300	836,586
Davide Campari-Milano SpA	(b)	121,000	725,055
Fiat SpA	(b)	60,800	941,377
Intesa Sanpaolo SpA	(b)	554,000	1,804,656
Maire Tecnimont SpA	(b)	131,300	523,880
Mediaset SpA	(b)	367,300	2,609,526
Piaggio & C SpA	(b)	627,500	1,972,376
Telecom Italia SpA	(b)	302,500	423,762
UniCredit SpA	(b)	839,930	2,150,982

			11,988,200

Chile - 4.1%
Banco Santander Chile - ADR		24,500	2,365,475
CAP SA		9,200	456,148
Centros Comerciales Sudamericanos SA		98,200	664,954
Empresa Nacional de Electricidad SA - ADR		14,950	807,748
Empresas CMPC SA		9,900	536,297
Empresas COPEC SA		41,232	772,807
Enersis SA - ADR		31,800	747,618
Lan Airlines SA		24,478	718,980
SACI Falabella		67,000	651,922
Sociedad Quimica y Minera de Chile SA - ADR Series B		16,900	815,256
Vina Concha y Toro SA		75,000	179,882

			8,717,087

Japan - 3.2%
Ajinomoto Co., Inc.	(b)	48,000	470,903
Asahi Kasei Corp.	(b)	180,000	993,530
Astellas Pharma, Inc.	(b)	8,000	289,484
Cosmo Oil Co. Ltd.	(b)	153,000	399,440
JX Holdings, Inc.	(b)	60,000	348,160
Kaneka Corp.	(b)	112,000	673,683
Mitsubishi Chemical Holdings Corp.	(b)	91,000	462,688
Mitsubishi Electric Corp.	(b)	89,000	766,867
Mitsui Chemicals, Inc.	(b)	96,000	259,205

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.4%		Shares	Value

NEC Corp.	(b)	161,000	428,109
Sumitomo Electric Industries Ltd.	(b)	66,500	811,035
Takeda Pharmaceutical Co. Ltd.	(b)	13,700	629,827
Tokuyama Corp.	(b)	62,000	315,292

			6,848,223

China - 2.7%
China Construction Bank Corp	(b)	860,000	751,639
China Life Insurance Co. Ltd.	(b)	150,000	593,083
China Oilfield Services Ltd.	(b)	458,000	713,705
Dongfeng Motor Group Co. Ltd.	(b)	514,000	1,047,260
Industrial & Commercial Bank of China	(b)	745,000	552,400
Jiangsu Expressway Co. Ltd.	(b)	946,000	992,580
Ping An Insurance Group Co. of China Ltd.	(b)	59,000	600,136
Zhejiang Expressway Co. Ltd.	(b)	494,000	466,331

			5,717,134

Austria - 2.3%
Erste Group Bank AG	(b)	48,143	1,934,524
OMV AG	(b)	11,600	434,565
Raiffeisen International Bank Holding AG	(b)	9,500	443,746
Vienna Insurance Group/Wiener Versicherung Gruppe	(b)	37,200	2,003,331

			4,816,166

Bermuda - 1.5%
Frontline Ltd.	(b)	64,100	1,825,424
Golden Ocean Group Ltd.	(b)	566,600	789,983
Seadrill Ltd.	(b)	20,600	598,620

			3,214,027

Hong Kong - 1.4%
Beijing Enterprises Holdings Ltd.	(b)	95,000	676,111
China Mobile Ltd.	(b)	130,000	1,330,727
CNOOC Ltd.	(b)	456,800	887,807

			2,894,645

Cayman Islands - 1.3%
Belle International Holdings Ltd.	(b)	435,000	872,997
Subsea 7, Inc.	(a) (b)	58,000	1,138,030
Tencent Holdings Ltd.	(b)	35,700	777,114

			2,788,141

United Kingdom - 1.2%
HSBC Holdings PLC	(b)	252,700	2,562,121

Luxembourg - 1.1%
Acergy SA	(b)	126,900	2,353,384

Total Common Stocks (Cost $163,337,511)			$205,463,962

Preference Shares (Brazil) - 0.4%	Shares	Value

Brazil - 0.4%
Itau Unibanco Holding SA	36,620	$875,893

Total Preference Shares (Brazil) (Cost $532,471)		$875,893

Exchange Traded Funds - 2.0%		Shares	Value

China - 1.2%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	(c)	1,544,600	$2,468,541

Chile - 0.8%
iShares MSCI Chile Investable Market Index Fund		24,200	1,791,284

Total Exchange Traded Funds (Cost $3,043,344)			$4,259,825

Rights (Germany) - 0.1%		Quantity	Value

Germany - 0.1%
Deutsche Bank AG	(a)	19,500	$94,371

Total Rights (Germany) (Cost $0)			$94,371

Money Market Funds - 1.5%	Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class 2	3,266,041	$3,266,041

Total Money Market Funds (Cost $3,266,041)		$3,266,041

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

		Face	Amortized
U.S. Treasury Obligation - 0.2%		Amount	Cost

U.S. Treasury Bill 0.000% Coupon, 0.160% Effective Yield, 11/12/2010	(d)	$325,000	$324,943

Total U.S. Treasury Obligations (Cost $324,943)			$324,943

Total Investments - 100.6% (Cost $170,504,310)	(e)		$214,285,035
Other Assets in Excess Liabilities - (0.6)%			(1,245,000)

Net Assets - 100.0%			$213,040,035

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipt

Footnotes:

(a)	Non-Income producing security.

(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $162,655,627 or 76.3% of the Portfolio’s net assets.

(c)	As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses the local close price because the confidence interval associated with an investment is below the 75% threshold. These securities represent $2,468,541 or 1.1% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.

(d)	Security is pledged as collateral for the Portfolio’s futures contract outstanding at September 30, 2010. See also Note 4 of the Notes to Schedule of Investments.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
Sector Classifications (Percent of net assets):

Financial	19.0%
Industrials	13.8%
Materials	12.3%
Energy	10.5%
Consumer Discretionary	8.9%
Information Technology	8.6%
Consumer Staples	7.8%
Telecommunication	7.6%
Health Care	6.1%
Utilities	2.3%

96.9%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 97.4%		Shares	Value

CONSUMER DISCRETIONARY - 18.2%
Lear Corp. (Auto Components)	(a)	31,800	$2,509,974
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	32,328	1,660,043
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	225,400	2,513,210
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		34,317	1,580,641
Ryland Group, Inc. (Household Durables)		81,400	1,458,688
Comcast Corp. Class A (Media)		104,753	1,781,849
Liberty Global, Inc. - Series C (Media)	(a)	58,257	1,780,334
News Corp. Class A (Media)		92,377	1,206,444
Viacom, Inc. Class B (Media)		72,250	2,614,726
Vivendi SA (Media)	(b)	84,056	2,303,835
Warner Music Group Corp. (Media)	(a)	212,500	956,250
GameStop Corp. Class A (Specialty Retail)	(a)	90,300	1,779,813

			22,145,807

CONSUMER STAPLES - 6.3%
Wal-Mart Stores, Inc. (Food & Staples Retailing)		49,375	2,642,550
Bunge Ltd. (Food Products)		31,700	1,875,372
ConAgra Foods, Inc. (Food Products)		68,008	1,492,096
Kraft Foods, Inc. Class A (Food Products)		53,404	1,648,047

			7,658,065

ENERGY - 14.1%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	53,135	2,282,680
Schlumberger Ltd. (Energy Equip. & Svs.)		40,305	2,483,191
Weatherford International Ltd. (Energy Equip. & Svs.)	(a)	137,362	2,348,890
Apache Corp. (Oil, Gas & Consumable Fuels)		21,415	2,093,530
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)		73,821	1,971,759
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		40,700	1,225,477
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	31,172	1,790,520
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		20,067	1,571,246
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	41,856	1,399,665

			17,166,958

FINANCIALS - 16.1%
Charles Schwab Corp. / The (Capital Markets)		123,859	1,721,640
Goldman Sachs Group, Inc. / The (Capital Markets)		14,068	2,033,951
Lazard Ltd. Class A (Capital Markets)		50,400	1,768,032
Bank of America Corp. (Diversified Financial Svs.)		95,636	1,253,788
JPMorgan Chase & Co. (Diversified Financial Svs.)		48,400	1,842,588
Moody’s Corp. (Diversified Financial Svs.)		82,151	2,052,132
Axis Capital Holdings Ltd. (Insurance)		73,224	2,411,999
Marsh & McLennan Cos., Inc. (Insurance)		71,781	1,731,358
Symetra Financial Corp. (Insurance)		111,383	1,165,066
Travelers Cos., Inc. / The (Insurance)		45,749	2,383,523
Validus Holdings Ltd. (Insurance)		48,800	1,286,368

			19,650,445

HEALTH CARE - 12.1%
Amgen, Inc. (Biotechnology)	(a)	33,344	1,837,588
Gilead Sciences, Inc. (Biotechnology)	(a)	47,848	1,703,867
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	12,035	626,542
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)	(a)	30,951	1,481,934
Abbott Laboratories (Pharmaceuticals)		31,077	1,623,462
Merck & Co., Inc. (Pharmaceuticals)		49,540	1,823,567
Novartis AG - ADR (Pharmaceuticals)		23,259	1,341,347
Pfizer, Inc. (Pharmaceuticals)		159,747	2,742,856
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	38,541	1,630,670

			14,811,833

INDUSTRIALS - 10.8%
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	33,094	1,317,803
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	25,006	731,676
JetBlue Airways Corp. (Airlines)	(a)	265,409	1,775,586
Republic Services, Inc. (Commercial Svs. & Supplies)		57,899	1,765,341
Dover Corp. (Machinery)		35,315	1,843,796
Ingersoll-Rand PLC (Machinery)		50,432	1,800,927
CSX Corp. (Road & Rail)		42,829	2,369,300
RSC Holdings, Inc. (Trading Companies & Distributors)	(a)	203,300	1,516,618

			13,121,047

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 97.4%		Shares	Value

INFORMATION TECHNOLOGY - 12.7%
Cisco Systems, Inc. (Communications Equip.)	(a)	93,200	2,041,080
CommScope, Inc. (Communications Equip.)	(a)	43,448	1,031,455
Dell, Inc. (Computers & Peripherals)	(a)	155,200	2,011,392
IAC/InterActiveCorp (Internet Software & Svs.)	(a)	63,489	1,667,856
VeriSign, Inc. (Internet Software & Svs.)	(a)	33,162	1,052,562
SAIC, Inc. (IT Svs.)	(a)	80,900	1,292,782
Intel Corp. (Semiconductors & Equip.)		115,724	2,225,373
Marvell Technology Group Ltd. (Semiconductors & Equip.)	(a)	99,965	1,750,387
Adobe Systems, Inc. (Software)	(a)	33,233	869,043
Symantec Corp. (Software)	(a)	102,042	1,547,977

			15,489,907

MATERIALS - 5.7%
Celanese Corp. (Chemicals)		34,749	1,115,443
Ferro Corp. (Chemicals)	(a)	104,734	1,350,021
Goldcorp, Inc. (Metals & Mining)		61,100	2,659,072
Noranda Aluminum Holding Corp. (Metals & Mining)	(a)	20,488	168,411
Randgold Resources Ltd. - ADR (Metals & Mining)		16,700	1,694,382

			6,987,329

UTILITIES - 1.4%
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(a)	79,800	1,661,436

Total Common Stocks (Cost $113,741,267)			$118,692,827

Money Market Funds - 3.1%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,834,000	$3,834,000

Total Money Market Funds (Cost $3,834,000)			$3,834,000

Total Investments - 100.5% (Cost $117,575,267)	(c)		$122,526,827
Liabilities in Excess of Other Assets - (0.5)%			(577,648)

Net Assets - 100.0%			$121,949,179

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $2,303,835 or 1.9% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 97.3%		Shares	Value

CONSUMER DISCRETIONARY - 20.8%
Capella Education Co. (Diversified Consumer Svs.)	(a)	5,600	$434,672
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	26,700	585,531
Steiner Leisure Ltd. (Diversified Consumer Svs.)	(a)	9,900	377,190
7 Days Group Holdings Ltd. - ADR (Hotels, Restaurants & Leisure)	(a)	10,800	194,292
Gaylord Entertainment Co. (Hotels, Restaurants & Leisure)	(a)	18,000	549,000
Home Inns & Hotels Management, Inc. - ADR (Hotels, Restaurants & Leisure)	(a)	7,800	385,632
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	84,700	944,405
HSN, Inc. (Internet & Catalog Retail)	(a)	12,500	373,750
MakeMyTrip Ltd. (Internet & Catalog Retail)	(a)	10,900	421,939
hhgregg, Inc. (Specialty Retail)	(a)	22,000	544,720
Hibbett Sports, Inc. (Specialty Retail)	(a)	16,200	404,190
Tractor Supply Co. (Specialty Retail)		13,100	519,546
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	14,600	400,770
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	13,700	395,245
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	13,250	544,045
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	11,800	603,334

			7,678,261

CONSUMER STAPLES - 2.2%
Diamond Foods, Inc. (Food Products)		11,300	463,187
TreeHouse Foods, Inc. (Food Products)	(a)	8,200	378,020

			841,207

ENERGY - 4.1%
Brigham Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	28,900	541,875
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,600	502,892
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	19,700	462,753

			1,507,520

FINANCIALS - 4.6%
HFF, Inc. Class A (Capital Markets)	(a)	16,400	152,192
Green Dot Corp. Class A (Consumer Finance)	(a)	8,000	387,840
Portfolio Recovery Associates, Inc. (Diversified Financial Svs.)	(a)	9,900	640,035
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		6,200	534,874

			1,714,941

HEALTH CARE - 16.5%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	9,000	579,240
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	19,000	506,920
Neogen Corp. (Health Care Equip. & Supplies)	(a)	12,100	409,585
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	13,600	477,904
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	15,800	569,432
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	2,100	77,658
Volcano Corp. (Health Care Equip. & Supplies)	(a)	25,700	667,686
Zoll Medical Corp. (Health Care Equip. & Supplies)	(a)	22,000	709,940
Air Methods Corp. (Health Care Providers & Svs.)	(a)	12,300	511,434
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	9,700	571,718
SXC Health Solutions Corp. (Health Care Technology)	(a)	12,800	466,816
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	13,600	540,192

			6,088,525

INDUSTRIALS - 16.2%
BE Aerospace, Inc. (Aerospace & Defense)	(a)	25,400	769,874
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	12,900	392,160
Global Defense Technology & Systems, Inc. (Aerospace & Defense)	(a)	28,916	396,149
HEICO Corp. (Aerospace & Defense)		24,905	1,136,664
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	16,800	491,568
Polypore International, Inc. (Electrical Equip.)	(a)	18,000	542,880
Actuant Corp. Class A (Machinery)		20,700	475,272
Nordson Corp. (Machinery)		6,400	471,616
Corporate Executive Board Co. / The (Professional Svs.)		14,800	467,088
MSC Industrial Direct Co. Class A (Trading Companies & Distributors)		8,100	437,724
Watsco, Inc. (Trading Companies & Distributors)		7,000	389,760

			5,970,755

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 97.3%		Shares	Value

INFORMATION TECHNOLOGY - 28.9%
Aruba Networks, Inc. (Communications Equip.)	(a)	17,900	381,986
Finisar Corp. (Communications Equip.)	(a)	25,600	481,024
Oclaro, Inc. (Communications Equip.)	(a)	42,100	674,021
Riverbed Technology, Inc. (Communications Equip.)	(a)	10,100	460,358
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	14,300	545,831
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,200	489,440
GSI Commerce, Inc. (Internet Software & Svs.)	(a)	15,552	384,134
LivePerson, Inc. (Internet Software & Svs.)	(a)	57,900	486,360
LogMeIn, Inc. (Internet Software & Svs.)	(a)	17,100	615,258
LoopNet, Inc. (Internet Software & Svs.)	(a)	38,900	460,576
MercadoLibre, Inc. (Internet Software & Svs.)	(a)	7,300	526,914
OpenTable, Inc. (Internet Software & Svs.)	(a)	6,800	462,944
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	19,000	493,620
Gartner, Inc. (IT Svs.)	(a)	12,900	379,776
Syntel, Inc. (IT Svs.)		11,200	498,400
Cavium Networks, Inc. (Semiconductors & Equip.)	(a)	19,300	555,068
SS&C Technologies Holdings, Inc. (Software)	(a)	34,800	549,840
TIBCO Software, Inc. (Software)	(a)	27,500	487,850
Ultimate Software Group, Inc. (Software)	(a)	34,300	1,325,352
VanceInfo Technologies, Inc. — ADR (Software)	(a)	12,800	413,952

			10,672,704

MATERIALS - 4.0%
Ferro Corp. (Chemicals)	(a)	39,900	514,311
Sensient Technologies Corp. (Chemicals)		15,900	484,791
Solutia, Inc. (Chemicals)	(a)	30,900	495,018

			1,494,120

Total Common Stocks (Cost $32,545,131)			$35,968,033

Money Market Funds - 2.3%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		869,000	$869,000

Total Money Market Funds (Cost $869,000)			$869,000

Total Investments - 99.6% (Cost $33,414,131)	(b)		$36,837,033
Other Assets in Excess of Liabilities - 0.4%			60,267

Net Assets - 100.0%			$36,897,300

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 94.9%		Shares	Value

United Kingdom - 16.1%
Aggreko PLC	(b)	60,203	$1,487,080
AMEC PLC	(b)	68,684	1,064,707
ASOS PLC	(a) (b)	75,947	1,353,226
Autonomy Corp. PLC	(a) (b)	43,206	1,231,222
Capita Group PLC / The	(b)	26,790	331,032
Cobham PLC	(b)	91,291	331,544
Cookson Group PLC	(a) (b)	108,070	930,280
Croda International PLC	(b)	30,025	698,880
Dialog Semiconductor PLC	(a) (b)	55,700	908,072
John Wood Group PLC	(b)	94,039	645,066
Rightmove PLC	(b)	77,227	890,835
Rolls-Royce Group PLC	(a) (b)	48,390	459,578
Smith & Nephew PLC	(b)	33,379	304,367
Wellstream Holdings PLC	(b)	53,114	639,348

			11,275,237

Germany - 9.5%
Adidas AG	(b)	12,226	756,698
Aixtron AG	(b)	25,600	758,916
GEA Group AG	(b)	27,954	698,472
Gildemeister AG	(b)	23,553	342,885
Hochtief AG	(b)	18,119	1,568,808
Lanxess AG	(b)	16,697	913,238
Leoni AG	(a) (b)	35,430	1,200,837
Rheinmetall AG	(b)	5,919	390,947

			6,630,801

Cayman Islands - 8.0%
Anta Sports Products Ltd.	(b)	192,948	448,285
Boshiwa International Holding Ltd.	(a)	9,227	8,872
China Ming Yang Wind Power Group Ltd. - ADR		27,000	378,000
Hengan International Group Co. Ltd.	(b)	97,000	977,533
Herbalife Ltd.		8,100	488,835
Lonking Holdings Ltd.	(b)	636,000	640,598
Minth Group Ltd.	(b)	534,000	1,064,927
Parkson Retail Group Ltd.	(b)	146,000	253,824
Peak Sport Products Co. Ltd.	(b)	670,000	488,728
Sands China Ltd.	(a) (b)	324,800	580,279
Wynn Macau Ltd.	(a) (b)	143,500	247,300

			5,577,181

France - 5.5%
Arkema SA	(b)	6,866	350,843
Cap Gemini SA	(b)	10,288	516,516
Faurecia	(a) (b)	24,955	585,852
JC Decaux SA	(a) (b)	18,879	499,548
Publicis Groupe SA	(b)	13,000	617,955
Saft Groupe SA	(b)	17,795	694,096
Societe Television Francaise 1	(b)	38,088	593,978

			3,858,788

Netherlands - 5.4%
ASML Holding NV	(b)	20,823	619,915
Fugro NV	(b)	11,369	748,428
Imtech NV	(b)	26,753	848,356
Koninklijke DSM NV	(b)	13,870	711,760
QIAGEN NV	(a) (b)	13,980	250,125
STMicroelectronics NV	(b)	78,105	597,668

			3,776,252

Brazil - 5.4%
CETIP SA - Balcao Organizado de Ativos e Derivativos		42,605	420,259
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		5,000	345,100
Diagnosticos da America SA		54,600	658,298
Fleury SA		51,200	635,461
Hypermarcas SA	(a)	40,300	626,174
Lojas Renner SA		31,800	1,089,883

			3,775,175

Canada - 5.1%
Agrium, Inc.		7,000	525,221
National Bank of Canada		8,500	536,403
SNC-Lavalin Group, Inc.		25,818	1,319,882
Thompson Creek Metals Co., Inc.	(a)	108,100	1,165,318

			3,546,824

South Korea - 5.0%
Eugene Technology Co. Ltd.	(b)	16,560	194,488
Iljin Display Co. Ltd.	(a) (b)	32,970	271,786

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 94.9%		Shares	Value

Kia Motors Corp.	(b)	25,360	818,548
Korean Air Lines Co. Ltd.	(a) (b)	8,070	548,828
LG Corp.	(b)	6,556	474,416
LG Innotek Co. Ltd.	(b)	4,700	577,379
Samsung Electro-Mechanics Co. Ltd.	(b)	5,566	607,866

			3,493,311

Singapore - 4.3%
City Developments Ltd.	(b)	54,000	523,259
Ho Bee Investment Ltd.	(b)	276,000	348,393
Keppel Corp. Ltd.	(b)	114,000	778,249
Keppel Land Ltd.	(b)	201,700	621,291
SembCorp Marine Ltd.	(b)	242,000	723,124

			2,994,316

Japan - 3.7%
Disco Corp.	(b)	12,800	737,164
Hitachi Construction Machinery Co. Ltd.	(b)	30,100	651,563
JGC Corp.	(b)	21,000	365,764
THK Co. Ltd.	(b)	26,800	503,241
Tokyo Electron Ltd.	(b)	7,100	356,270

			2,614,002

Switzerland - 3.0%
Adecco SA	(b)	23,071	1,206,126
Clariant AG	(a) (b)	41,000	600,094
Sonova Holding AG	(b)	2,600	317,841

			2,124,061

Thailand - 2.8%
Bangkok Bank PCL	(b)	83,000	426,309
Banpu PCL	(b)	24,600	583,406
Kasikornbank PCL	(b)	104,100	424,526
Kiatnakin Bank PCL	(b)	399,000	512,969

			1,947,210

Spain - 2.8%
Obrascon Huarte Lain SA	(b)	30,330	853,728
Tecnicas Reunidas SA	(b)	13,566	723,317
Viscofan SA	(b)	11,000	362,948

			1,939,993

Sweden - 2.2%
Assa Abloy AB	(b)	41,400	1,046,367
Getinge AB	(b)	20,613	481,981

			1,528,348

Austria - 2.2%
Andritz AG	(b)	14,098	990,807
bwin Interactive Entertainment AG	(b)	10,100	523,449

			1,514,256

Italy - 2.0%
Trevi Finanziaria SpA	(b)	35,832	508,866
Yoox SpA	(a) (b)	90,500	926,418

			1,435,284

Ireland - 1.6%
Ingersoll-Rand PLC		18,100	646,351
Warner Chilcott PLC		20,200	453,288

			1,099,639

Israel - 1.3%
NICE Systems Ltd. — ADR	(a)	29,900	935,571

Norway - 1.3%
Fred Olsen Energy ASA	(b)	14,300	500,011
Yara International ASA	(b)	9,550	434,034

			934,045

Hong Kong - 1.1%
Dah Sing Financial Holdings Ltd.	(b)	99,200	765,829

Jersey - 1.1%
United Business Media Ltd.	(b)	76,634	758,597

Bermuda - 1.1%
Invesco Ltd.		35,337	750,205

Gibraltar - 1.0%
PartyGaming PLC	(a) (b)	166,333	718,965

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 94.9%		Shares	Value

Mexico - 0.9%
Genomma Lab Internacional SA de CV	(a)	162,400	311,870
Mexichem SAB de CV		124,156	347,493

			659,363

China - 0.8%
Sinopharm Group Co.	(b)	136,400	561,542

Chile - 0.8%
Sociedad Quimica y Minera de Chile SA - ADR Series B		11,200	540,288

Denmark - 0.4%
H Lundbeck A/S	(b)	16,500	290,865

Guernsey - 0.3%
Amdocs Ltd.	(a)	8,300	237,878

British Virgin Islands - 0.2%
Winsway Coking Coal Holdings Ltd.	(a)	229,000	109,204

Total Common Stocks (Cost $50,013,693)			$66,393,030

Exchange Traded Funds - 2.2%	Shares	Value

iShares MSCI Emerging Markets Index Fund	18,898	$846,064
iShares MSCI EAFE Small Cap Index Fund	18,216	699,130

Total Exchange Traded Funds (Cost $1,170,621)		$1,545,194

Money Market Funds - 4.4%		Shares	Value

State Street Institutional Liquid Reserves Fund Institutional Class 2		3,100,283	$3,100,283

Total Money Market Funds (Cost $3,100,283)			$3,100,283

Total Investments - 101.5% (Cost $54,284,597)	(c)		$71,038,507
Other Assets in Excess Liabilities - (1.5)%			(1,046,451)

Net Assets - 100.0%			$69,992,056

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipt

Footnotes:

(a)	Non-Income producing security.

(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $53,863,176 or 77.0% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
Sector Classifications (Percent of net assets):

Industrials	28.2%
Consumer Discretionary	20.6%
Information Technology	12.2%
Materials	9.0%
Financials	7.6%
Energy	7.2%
Health Care	6.1%
Consumer Staples	4.0%

94.9%

The accompanying notes are an integral part of these financial statements.

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 95.2%		Shares	Value

CONSUMER DISCRETIONARY - 7.6%
Ford Motor Co. (Automobiles)	(a)	50,485	$617,936
LG Electronics, Inc. (Household Durables)	(b)	189	15,921
News Corp. Class A (Media)		57,515	751,146
Limited Brands, Inc. (Specialty Retail)		22,200	594,516

			1,979,519

CONSUMER STAPLES - 12.9%
Anheuser-Busch InBev NV (Beverages)	(b)	18,472	1,087,435
Davide Campari-Milano SpA (Beverages)	(b)	130,641	782,828
CVS Caremark Corp. (Food & Staples Retailing)		16,890	531,528
Mead Johnson Nutrition Co. (Food Products)		6,665	379,305
Colgate-Palmolive Co. (Household Products)		3,990	306,671
Reckitt Benckiser Group PLC (Household Products)	(b)	4,535	249,775

			3,337,542

ENERGY - 2.1%
BG Group PLC (Oil, Gas & Consumable Fuels)	(b)	14,187	249,792
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)		7,970	289,072

			538,864

FINANCIALS - 17.9%
Charles Schwab Corp. / The (Capital Markets)		31,278	434,764
Goldman Sachs Group, Inc. / The (Capital Markets)		1,805	260,967
CapitalSource, Inc. (Commercial Banks)		45,049	240,562
Standard Chartered PLC (Commercial Banks)	(b)	16,414	471,318
Bank of America Corp. (Diversified Financial Svs.)		66,955	877,780
CME Group, Inc. (Diversified Financial Svs.)		1,325	345,096
JPMorgan Chase & Co. (Diversified Financial Svs.)		13,000	494,910
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		16,360	277,793
ACE Ltd. (Insurance)		7,415	431,924
Prudential PLC (Insurance)	(b)	58,406	583,641
Hang Lung Properties Ltd. (Real Estate Mgmt. & Development)	(b)	47,000	228,883

			4,647,638

HEALTH CARE - 8.1%
Celgene Corp. (Biotechnology)	(a)	21,255	1,224,500
Gilead Sciences, Inc. (Biotechnology)	(a)	9,885	352,005
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,815	166,455
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,239	351,554

			2,094,514

INDUSTRIALS - 4.4%
United Parcel Service, Inc. Class B (Air Freight & Logistics)		10,545	703,246
Fanuc Ltd. (Machinery)	(b)	1,300	165,933
CoStar Group, Inc. (Professional Svs.)	(a)	5,730	279,108

			1,148,287

INFORMATION TECHNOLOGY - 35.0%
Cisco Systems, Inc. (Communications Equip.)	(a)	40,770	892,863
QUALCOMM, Inc. (Communications Equip.)		9,830	443,530
Apple, Inc. (Computers & Peripherals)	(a)	6,597	1,871,899
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		6,025	295,105
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)	(a)	23,310	816,782
Tyco Electronics Ltd. (Electronic Equip., Instr. & Comp.)		16,630	485,929
AOL, Inc. (Internet Software & Svs.)	(a)	22,750	563,063
eBay, Inc. (Internet Software & Svs.)	(a)	41,398	1,010,111
Google, Inc. Class A (Internet Software & Svs.)	(a)	1,105	580,998
VistaPrint NV (Internet Software & Svs.)	(a)	11,715	452,785
Yahoo!, Inc. (Internet Software & Svs.)	(a)	52,785	747,963
Oracle Corp. (Software)		34,280	920,418

			9,081,446

MATERIALS - 1.1%
Israel Chemicals Ltd. (Chemicals)	(b)	19,748	277,324

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 95.2%		Shares	Value

TELECOMMUNICATION SERVICES - 6.1%
America Movil SAB de CV - ADR (Wireless Telecom. Svs.)		3,515	187,455
Cellcom Israel Ltd. (Wireless Telecom. Svs.)		8,220	249,641
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	26,055	1,150,328

			1,587,424

Total Common Stocks (Cost $21,606,303)			$24,692,558

VVPR Strips - 0.0% (c)		Quantity	Value

CONSUMER STAPLES - 0.0%
Anheuser-Busch InBev NV (Beverages)	(a)	6,992	$29

Total VVPR Strips (Cost $0)			$29

U.S. Government Agency Issues - 1.9%	Face Amount	Value

Federal Home Loan Bank
0.000%, 10/01/2010	$500,000	$500,000

Total U.S. Government Agency Issues (Cost $500,000)		$500,000

Money Market Funds - 3.7%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		967,000	$967,000

Total Money Market Funds (Cost $967,000)			$967,000

Total Investments - 100.8% (Cost $23,073,303)	(d)		$26,159,587
Liabilities in Excess of Other Assets - (0.8)%			(204,543)

Net Assets - 100.0%			$25,955,044

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $4,112,850 or 15.8% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	A VVPR Strip is a coupon attached to specific ordinary common shares that offers tax advantages. The coupon entitles a holder to reduced withholding tax rates on the dividends generated from the related common shares.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 91.5%		Shares	Value

CONSUMER DISCRETIONARY - 13.5%
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	5,248	$115,089
Jarden Corp. (Household Durables)		8,297	258,286
Polaris Industries, Inc. (Leisure Equip. & Products)		5,305	345,355
Imax Corp. (Media)	(a)	8,957	151,015
Lions Gate Entertainment Corp. (Media)	(a)	33,455	245,894
National CineMedia, Inc. (Media)		22,255	398,364
Gordmans Stores, Inc. (Multiline Retail)	(a)	7,954	91,869
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	10,500	257,985
Tractor Supply Co. (Specialty Retail)		7,100	281,586
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	(a)	14,635	385,340
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	9,745	281,143
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,995	179,935
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		12,995	376,985

			3,368,846

ENERGY - 4.1%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	10,865	400,810
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	4,015	249,372
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		14,863	386,586

			1,036,768

FINANCIALS - 7.4%
Epoch Holding Corp. (Capital Markets)		12,627	162,636
Financial Engines, Inc. (Capital Markets)	(a)	6,902	91,658
Cardtronics, Inc. (Consumer Finance)	(a)	11,120	171,582
Cash Store Financial Services, Inc. / The (Consumer Finance)		15,580	233,856
Credit Acceptance Corp. (Consumer Finance)	(a)	3,874	234,609
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		23,365	396,738
MSCI, Inc. Class A (Diversified Financial Svs.)	(a)	13,321	442,390
Fox Chase Bancorp, Inc. (Thrifts & Mortgage Finance)	(a)	6,005	56,807
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)		6,125	68,539

			1,858,815

HEALTH CARE - 17.0%
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	18,585	56,127
Acorda Therapeutics, Inc. (Biotechnology)	(a)	8,321	274,759
Incyte Corp Ltd. (Biotechnology)	(a)	15,620	249,764
Conceptus, Inc. (Health Care Equip. & Supplies)	(a)	16,300	224,125
Gen-Probe, Inc. (Health Care Equip. & Supplies)	(a)	4,760	230,670
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	4,680	321,797
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	7,250	254,765
Bio-Reference Labs, Inc. (Health Care Providers & Svs.)	(a)	9,885	206,201
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	6,437	226,647
Health Grades, Inc. (Health Care Providers & Svs.)	(a)	30,803	252,276
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	6,053	356,764
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	4,875	281,385
PSS World Medical, Inc. (Health Care Providers & Svs.)	(a)	16,852	360,296
athenahealth, Inc. (Health Care Technology)	(a)	7,724	255,046
Omnicell, Inc. (Health Care Technology)	(a)	9,020	117,982
SXC Health Solutions Corp. (Health Care Technology)	(a)	9,238	336,910
Techne Corp. (Life Sciences Tools & Svs.)		3,947	243,648

			4,249,162

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 91.5%		Shares	Value

INDUSTRIALS - 15.4%
TransDigm Group, Inc. (Aerospace & Defense)		4,695	291,325
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	3,435	232,721
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		18,821	390,912
Standard Parking Corp. (Commercial Svs. & Supplies)	(a)	20,335	347,728
Barnes Group, Inc. (Machinery)		7,013	123,359
Wabtec Corp. (Machinery)		10,188	486,885
Horizon Lines, Inc. Class A (Marine)		38,693	162,511
CoStar Group, Inc. (Professional Svs.)	(a)	11,213	546,185
Resources Connection, Inc. (Professional Svs.)		18,462	254,037
Landstar System, Inc. (Road & Rail)		8,365	323,056
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	9,448	240,168
Rush Enterprises, Inc. Class B (Trading Companies & Distributors)	(a)	13,389	184,099
WESCO International, Inc. (Trading Companies & Distributors)	(a)	6,565	257,939

			3,840,925

INFORMATION TECHNOLOGY - 29.5%
DG FastChannel, Inc. (Communications Equip.)	(a)	18,187	395,567
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,090	461,475
ChinaCache International Holdings Ltd. (Internet Software & Svs.)		1,100	15,290
Constant Contact, Inc. (Internet Software & Svs.)	(a)	8,683	186,077
Envestnet, Inc. (Internet Software & Svs.)	(a)	5,930	62,028
IntraLinks Holdings, Inc. (Internet Software & Svs.)	(a)	7,585	128,262
LivePerson, Inc. (Internet Software & Svs.)	(a)	52,465	440,706
NIC, Inc. (Internet Software & Svs.)		15,203	126,033
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	12,730	330,725
SAVVIS, Inc. (Internet Software & Svs.)	(a)	11,929	251,463
VistaPrint NV (Internet Software & Svs.)	(a)	13,535	523,128
Vocus, Inc. (Internet Software & Svs.)	(a)	14,522	268,367
Euronet Worldwide, Inc. (IT Svs.)	(a)	20,880	375,631
Gartner, Inc. (IT Svs.)	(a)	11,245	331,053
Atmel Corp. (Semiconductors & Equip.)	(a)	87,490	696,420
Ceva, Inc. (Semiconductors & Equip.)	(a)	22,240	318,032
Blackboard, Inc. (Software)	(a)	12,183	439,075
Concur Technologies, Inc. (Software)	(a)	2,311	114,256
Convio, Inc. (Software)	(a)	24,973	230,251
MICROS Systems, Inc. (Software)	(a)	7,440	314,935
MicroStrategy, Inc. Class A (Software)	(a)	1,590	137,710
RealD, Inc. (Software)	(a)	14,100	260,709
RealPage, Inc. (Software)	(a)	6,095	116,293
Solera Holdings, Inc. (Software)		5,317	234,799
SS&C Technologies Holdings, Inc. (Software)	(a)	15,670	247,586
SuccessFactors, Inc. (Software)	(a)	9,590	240,805
Ultimate Software Group, Inc. (Software)	(a)	3,167	122,373

			7,369,049

MATERIALS - 2.1%
Intrepid Potash, Inc. (Chemicals)	(a)	11,480	299,284
Nalco Holding Co. (Chemicals)		9,378	236,419

			535,703

TELECOMMUNICATION SERVICES - 2.5%
inContact, Inc. (Diversified Telecom. Svs.)	(a)	37,099	85,699
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	13,231	533,209

			618,908

Total Common Stocks (Cost $19,119,643)			$22,878,176

U.S. Government Agency Issues - 4.8%		Face Amount	Value

Federal Home Loan Bank
0.000%, 10/01/2010	(a)	$1,200,000	$1,200,000

Total U.S. Government Agency Issues (Cost $1,200,000)			$1,200,000

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Money Market Funds - 3.9%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		978,000	$978,000

Total Money Market Funds (Cost $978,000)			$978,000

Total Investments - 100.2% (Cost $21,297,643)	(b)		$25,056,176
Liabilities in Excess of Other Assets - (0.2)%			(42,899)

Net Assets - 100.0%			$25,013,277

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.1%		Shares	Value

CONSUMER DISCRETIONARY - 19.4%
Coinstar, Inc. (Diversified Consumer Svs.)	(a)	17,223	$740,417
Fortune Brands, Inc. (Household Durables)		17,229	848,184
Newell Rubbermaid, Inc. (Household Durables)		71,673	1,276,496
Lamar Advertising Co. Class A (Media)	(a)	28,256	899,106
Advance Auto Parts, Inc. (Specialty Retail)		13,232	776,454
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	32,391	1,406,093
Dick’s Sporting Goods, Inc. (Specialty Retail)	(a)	21,226	595,177
GameStop Corp. Class A (Specialty Retail)	(a)	57,562	1,134,547
PetSmart, Inc. (Specialty Retail)		30,082	1,052,870
Staples, Inc. (Specialty Retail)		55,271	1,156,269
Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods)		18,194	1,094,551
Polo Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		17,229	1,548,198

			12,528,362

CONSUMER STAPLES - 3.5%
Hansen Natural Corp. (Beverages)	(a)	20,633	961,910
Avon Products, Inc. (Personal Products)		40,936	1,314,455

			2,276,365

ENERGY - 9.8%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	37,628	1,616,499
Core Laboratories NV (Energy Equip. & Svs.)		10,475	922,219
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	15,989	993,077
Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	49,068	791,958
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	29,703	993,268
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	10,682	1,020,238

			6,337,259

FINANCIALS - 11.6%
Lazard Ltd. Class A (Capital Markets)		27,980	981,538
Northern Trust Corp. (Capital Markets)		25,361	1,223,415
TD Ameritrade Holding Corp. (Capital Markets)	(a)	49,964	806,919
SLM Corp. (Consumer Finance)	(a)	83,457	963,928
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	10,131	1,060,918
CB Richard Ellis Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	81,666	1,492,854
People’s United Financial, Inc. (Thrifts & Mortgage Finance)		74,292	972,482

			7,502,054

HEALTH CARE - 9.5%
Amylin Pharmaceuticals, Inc. (Biotechnology)	(a)	34,101	711,006
Biogen Idec, Inc. (Biotechnology)	(a)	14,204	797,129
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	28,642	711,467
CR Bard, Inc. (Health Care Equip. & Supplies)		13,094	1,066,244
St. Jude Medical, Inc. (Health Care Equip. & Supplies)	(a)	36,852	1,449,758
Emdeon, Inc. Class A (Health Care Providers & Svs.)	(a)	36,663	446,555
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	16,884	989,065

			6,171,224

INDUSTRIALS - 13.0%
Alliant Techsystems, Inc. (Aerospace & Defense)	(a)	14,583	1,099,558
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	16,460	500,384
Raytheon Co. (Aerospace & Defense)		13,241	605,246
CH Robinson Worldwide, Inc. (Air Freight & Logistics)		6,134	428,889
Iron Mountain, Inc. (Commercial Svs. & Supplies)		71,328	1,593,468
Quanta Services, Inc. (Construction & Engineering)	(a)	42,630	813,380
Rockwell Automation, Inc. (Electrical Equip.)		10,200	629,646
Roper Industries, Inc. (Electrical Equip.)		10,889	709,745
Kennametal, Inc. (Machinery)		37,077	1,146,792
Verisk Analytics, Inc. Class A (Professional Svs.)	(a)	32,514	910,717

			8,437,825

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.1%		Shares	Value

INFORMATION TECHNOLOGY - 20.7%
NetApp, Inc. (Computers & Peripherals)	(a)	23,638	1,176,936
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		27,084	1,326,574
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	28,118	722,633
Equinix, Inc. (Internet Software & Svs.)	(a)	14,817	1,516,520
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	12,818	826,376
Genpact Ltd. (IT Svs.)	(a)	26,257	465,537
Global Payments, Inc. (IT Svs.)		38,386	1,646,376
Western Union Co. / The (IT Svs.)		46,932	829,288
Altera Corp. (Semiconductors & Equip.)		10,754	324,341
Broadcom Corp. Class A (Semiconductors & Equip.)		22,122	782,898
Linear Technology Corp. (Semiconductors & Equip.)		19,848	609,929
Xilinx, Inc. (Semiconductors & Equip.)		48,543	1,291,729
Citrix Systems, Inc. (Software)	(a)	12,852	877,020
Salesforce.com, Inc. (Software)	(a)	8,821	986,188

			13,382,345

MATERIALS - 3.3%
Ecolab, Inc. (Chemicals)		25,232	1,280,272
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)		14,886	868,003

			2,148,275

TELECOMMUNICATION SERVICES - 5.3%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	62,576	1,162,036
American Tower Corp. Class A (Wireless Telecom. Svs.)	(a)	26,534	1,360,133
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	20,537	906,709

			3,428,878

Total Common Stocks (Cost $56,505,432)			$62,212,587

Money Market Funds - 2.2%		Shares	Value

Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		1,432,000	$1,432,000

Total Money Market Funds (Cost $1,432,000)			$1,432,000

Total Investments - 98.3% (Cost $57,937,432)	(b)		$63,644,587
Other Assets in Excess of Liabilities - 1.7%			1,087,338

Net Assets - 100.0%			$64,731,925

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%		Shares	Value

CONSUMER DISCRETIONARY - 10.4%
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	3,700	$39,775
Johnson Controls, Inc. (Auto Components)		10,200	311,100
Ford Motor Co. (Automobiles)	(a)	52,287	639,993
Harley-Davidson, Inc. (Automobiles)		3,600	102,384
Genuine Parts Co. (Distributors)		2,400	107,016
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	1,900	97,565
DeVry, Inc. (Diversified Consumer Svs.)		1,000	49,210
H&R Block, Inc. (Diversified Consumer Svs.)		4,700	60,865
Carnival Corp. (Hotels, Restaurants & Leisure)		6,600	252,186
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,100	89,838
International Game Technology (Hotels, Restaurants & Leisure)		4,500	65,025
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,346	155,717
McDonald’s Corp. (Hotels, Restaurants & Leisure)		16,200	1,207,062
Starbucks Corp. (Hotels, Restaurants & Leisure)		11,300	289,054
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		2,900	152,395
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,760	75,817
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,100	95,447
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		7,100	327,026
DR Horton, Inc. (Household Durables)		4,300	47,816
Fortune Brands, Inc. (Household Durables)		2,300	113,229
Harman International Industries, Inc. (Household Durables)	(a)	1,100	36,751
Leggett & Platt, Inc. (Household Durables)		2,200	50,072
Lennar Corp. Class A (Household Durables)		2,400	36,912
Newell Rubbermaid, Inc. (Household Durables)		4,200	74,802
Pulte Group, Inc. (Household Durables)	(a)	5,150	45,114
Stanley Black & Decker, Inc. (Household Durables)		2,547	156,080
Whirlpool Corp. (Household Durables)		1,155	93,509
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	5,400	848,124
Expedia, Inc. (Internet & Catalog Retail)		3,200	90,272
priceline.com, Inc. (Internet & Catalog Retail)	(a)	750	261,255
Eastman Kodak Co. (Leisure Equip. & Products)	(a)	4,100	17,220
Hasbro, Inc. (Leisure Equip. & Products)		2,100	93,471
Mattel, Inc. (Leisure Equip. & Products)		5,500	129,030
CBS Corp. Class B (Media)		10,350	164,151
Comcast Corp. Class A (Media)		42,653	771,166
DIRECTV Class A (Media)	(a)	13,200	549,516
Discovery Communications, Inc. Class A (Media)	(a)	4,300	187,265
Gannett Co., Inc. (Media)		3,600	44,028
Interpublic Group of Cos., Inc. / The (Media)	(a)	7,423	74,453
McGraw-Hill Cos., Inc. / The (Media)		4,700	155,382
Meredith Corp. (Media)		600	19,986
New York Times Co. / The Class A (Media)	(a)	1,800	13,932
News Corp. Class A (Media)		34,700	453,182
Omnicom Group, Inc. (Media)		4,600	181,608
Scripps Networks Interactive, Inc. Class A (Media)		1,400	66,612
Time Warner Cable, Inc. (Media)		5,432	293,274
Time Warner, Inc. (Media)		17,066	523,073
Viacom, Inc. Class B (Media)		9,250	334,757
Walt Disney Co. / The (Media)		29,100	963,501
Washington Post Co. / The Class B (Media)		100	39,941
Big Lots, Inc. (Multiline Retail)	(a)	1,100	36,575
Family Dollar Stores, Inc. (Multiline Retail)		2,000	88,320
JC Penney Co., Inc. (Multiline Retail)		3,600	97,848
Kohl’s Corp. (Multiline Retail)	(a)	4,700	247,596
Macy’s, Inc. (Multiline Retail)		6,476	149,531
Nordstrom, Inc. (Multiline Retail)		2,600	96,720
Sears Holdings Corp. (Multiline Retail)	(a)	701	50,570
Target Corp. (Multiline Retail)		11,000	587,840
Abercrombie & Fitch Co. Class A (Specialty Retail)		1,300	51,116

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%		Shares	Value

AutoNation, Inc. (Specialty Retail)	(a)	1,000	23,250
AutoZone, Inc. (Specialty Retail)	(a)	450	103,010
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,000	173,640
Best Buy Co., Inc. (Specialty Retail)		5,275	215,378
CarMax, Inc. (Specialty Retail)	(a)	3,400	94,724
GameStop Corp. Class A (Specialty Retail)	(a)	2,300	45,333
Gap, Inc. / The (Specialty Retail)		6,650	123,956
Home Depot, Inc. (Specialty Retail)		25,300	801,504
Lowe’s Cos., Inc. (Specialty Retail)		21,300	474,777
Ltd Brands, Inc. (Specialty Retail)		4,000	107,120
Office Depot, Inc. (Specialty Retail)	(a)	4,200	19,320
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	2,100	111,720
RadioShack Corp. (Specialty Retail)		1,900	40,527
Ross Stores, Inc. (Specialty Retail)		1,800	98,316
Staples, Inc. (Specialty Retail)		11,100	232,212
Tiffany & Co. (Specialty Retail)		1,900	89,281
TJX Cos., Inc. (Specialty Retail)		6,100	272,243
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,000	62,880
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,500	193,320
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		5,900	472,826
Polo Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,000	89,860
VF Corp. (Textiles, Apparel & Luxury Goods)		1,300	105,326

			16,403,598

CONSUMER STAPLES - 11.2%
Brown-Forman Corp. Class B (Beverages)		1,550	95,542
Coca-Cola Co. / The (Beverages)		35,100	2,054,052
Coca-Cola Enterprises, Inc. (Beverages)		5,000	155,000
Constellation Brands, Inc. Class A (Beverages)	(a)	2,700	47,763
Dr Pepper Snapple Group, Inc. (Beverages)		3,600	127,872
Molson Coors Brewing Co. Class B (Beverages)		2,400	113,328
PepsiCo, Inc. (Beverages)		24,147	1,604,327
Costco Wholesale Corp. (Food & Staples Retailing)		6,700	432,083
CVS Caremark Corp. (Food & Staples Retailing)		20,620	648,911
Kroger Co. / The (Food & Staples Retailing)		9,800	212,268
Safeway, Inc. (Food & Staples Retailing)		5,800	122,728
SUPERVALU, Inc. (Food & Staples Retailing)		3,219	37,115
Sysco Corp. (Food & Staples Retailing)		8,900	253,828
Walgreen Co. (Food & Staples Retailing)		14,800	495,800
Wal-Mart Stores, Inc. (Food & Staples Retailing)		30,400	1,627,008
Whole Foods Market, Inc. (Food & Staples Retailing)	(a)	2,200	81,642
Archer-Daniels-Midland Co. (Food Products)		9,750	311,220
Campbell Soup Co. (Food Products)		2,900	103,675
ConAgra Foods, Inc. (Food Products)		6,700	146,998
Dean Foods Co. (Food Products)	(a)	2,800	28,588
General Mills, Inc. (Food Products)		9,800	358,092
Hershey Co. / The (Food Products)		2,300	109,457
HJ Heinz Co. (Food Products)		4,800	227,376
Hormel Foods Corp. (Food Products)		1,100	49,060
JM Smucker Co. / The (Food Products)		1,800	108,954
Kellogg Co. (Food Products)		4,000	202,040
Kraft Foods, Inc. Class A (Food Products)		26,476	817,049
McCormick & Co., Inc. (Food Products)		2,000	84,080
Mead Johnson Nutrition Co. (Food Products)		3,151	179,323
Sara Lee Corp. (Food Products)		10,100	135,643
Tyson Foods, Inc. Class A (Food Products)		4,500	72,090
Clorox Co. (Household Products)		2,100	140,196
Colgate-Palmolive Co. (Household Products)		7,400	568,764
Kimberly-Clark Corp. (Household Products)		6,200	403,310
Procter & Gamble Co. / The (Household Products)		43,122	2,586,026
Avon Products, Inc. (Personal Products)		6,500	208,715
Estee Lauder Cos., Inc. / The Class A (Personal Products)		1,700	107,491
Altria Group, Inc. (Tobacco)		31,700	761,434
Lorillard, Inc. (Tobacco)		2,297	184,472
Philip Morris International, Inc. (Tobacco)		27,900	1,562,958
Reynolds American, Inc. (Tobacco)		2,600	154,414

			17,720,692

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%		Shares	Value

ENERGY - 10.9%
Baker Hughes, Inc. (Energy Equip. & Svs.)		6,541	278,647
Cameron International Corp. (Energy Equip. & Svs.)	(a)	3,700	158,952
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,100	74,547
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	1,800	122,922
Halliburton Co. (Energy Equip. & Svs.)		13,800	456,366
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		1,600	64,736
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	4,300	77,658
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		6,400	284,608
Rowan Cos., Inc. (Energy Equip. & Svs.)	(a)	1,700	51,612
Schlumberger Ltd. (Energy Equip. & Svs.)		20,747	1,278,223
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,500	427,875
Apache Corp. (Oil, Gas & Consumable Fuels)		5,522	539,831
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		1,600	48,176
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		10,000	226,500
Chevron Corp. (Oil, Gas & Consumable Fuels)		30,538	2,475,105
ConocoPhillips (Oil, Gas & Consumable Fuels)		22,600	1,297,918
Consol Energy, Inc. (Oil, Gas & Consumable Fuels)		3,400	125,664
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,100	96,929
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,600	427,284
El Paso Corp. (Oil, Gas & Consumable Fuels)		10,700	132,466
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3,900	362,583
EQT Corp. (Oil, Gas & Consumable Fuels)		2,300	82,938
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		77,464	4,786,500
Hess Corp. (Oil, Gas & Consumable Fuels)		4,400	260,128
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		10,820	358,142
Massey Energy Co. (Oil, Gas & Consumable Fuels)		1,600	49,632
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		2,900	179,568
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		2,700	202,743
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,400	970,920
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,100	200,941
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,800	117,054
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		2,700	81,378
Range Resources Corp. (Oil, Gas & Consumable Fuels)		2,400	91,512
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	5,300	177,232
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		9,818	221,396
Sunoco, Inc. (Oil, Gas & Consumable Fuels)		1,800	65,700
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,200	29,392
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		8,600	150,586
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		8,900	170,079

			17,204,443

FINANCIALS - 15.5%
Ameriprise Financial, Inc. (Capital Markets)		3,780	178,907
Bank of New York Mellon Corp. / The (Capital Markets)		18,511	483,692
Charles Schwab Corp. / The (Capital Markets)		15,100	209,890
E*Trade Financial Corp. (Capital Markets)	(a)	2,990	43,475
Federated Investors, Inc. Class B (Capital Markets)		1,400	31,864
Franklin Resources, Inc. (Capital Markets)		2,200	235,180
Goldman Sachs Group, Inc. / The (Capital Markets)		7,850	1,134,953
Invesco Ltd. (Capital Markets)		7,100	150,733
Janus Capital Group, Inc. (Capital Markets)		2,800	30,660
Legg Mason, Inc. (Capital Markets)		2,300	69,713
Morgan Stanley (Capital Markets)		21,200	523,216
Northern Trust Corp. (Capital Markets)		3,700	178,488
State Street Corp. (Capital Markets)		7,600	286,216
T Rowe Price Group, Inc. (Capital Markets)		3,900	195,253
BB&T Corp. (Commercial Banks)		10,500	252,840
Comerica, Inc. (Commercial Banks)		2,700	100,305
Fifth Third Bancorp (Commercial Banks)		12,150	146,165
First Horizon National Corp. (Commercial Banks)	(a)	3,502	39,954
Huntington Bancshares, Inc. (Commercial Banks)		10,900	61,803
KeyCorp (Commercial Banks)		13,400	106,664
M&T Bank Corp. (Commercial Banks)		1,300	106,353
Marshall & Ilsley Corp. (Commercial Banks)		8,000	56,320
PNC Financial Services Group, Inc. (Commercial Banks)		7,942	412,269

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%		Shares	Value

Regions Financial Corp. (Commercial Banks)		19,075	138,675
SunTrust Banks, Inc. (Commercial Banks)		7,600	196,308
U.S. Bancorp (Commercial Banks)		29,190	631,088
Wells Fargo & Co. (Commercial Banks)		79,613	2,000,675
Zions Bancorporation (Commercial Banks)		2,600	55,536
American Express Co. (Consumer Finance)		15,900	668,277
Capital One Financial Corp. (Consumer Finance)		6,973	275,782
Discover Financial Services (Consumer Finance)		8,250	137,610
SLM Corp. (Consumer Finance)	(a)	7,400	85,470
Bank of America Corp. (Diversified Financial Svs.)		152,627	2,000,940
Citigroup, Inc. (Diversified Financial Svs.)	(a)	361,369	1,409,339
CME Group, Inc. (Diversified Financial Svs.)		1,025	266,961
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,100	115,192
JPMorgan Chase & Co. (Diversified Financial Svs.)		60,343	2,297,258
Leucadia National Corp. (Diversified Financial Svs.)	(a)	3,000	70,860
Moody’s Corp. (Diversified Financial Svs.)		3,100	77,438
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)	(a)	2,200	42,746
NYSE Euronext (Diversified Financial Svs.)		4,000	114,280
ACE Ltd. (Insurance)		5,200	302,900
Aflac, Inc. (Insurance)		7,200	372,312
Allstate Corp. / The (Insurance)		8,200	258,710
American International Group, Inc. (Insurance)	(a)	2,095	81,915
AON Corp. (Insurance)		4,100	160,351
Assurant, Inc. (Insurance)		1,600	65,120
Berkshire Hathaway, Inc. Class B (Insurance)	(a)	26,291	2,173,740
Chubb Corp. (Insurance)		4,800	273,552
Cincinnati Financial Corp. (Insurance)		2,466	71,144
Genworth Financial, Inc. Class A (Insurance)	(a)	7,400	90,428
Hartford Financial Services Group, Inc. (Insurance)		6,800	156,060
Lincoln National Corp. (Insurance)		4,786	114,481
Loews Corp. (Insurance)		4,861	184,232
Marsh & McLennan Cos., Inc. (Insurance)		8,300	200,196
MetLife, Inc. (Insurance)		13,800	530,610
Principal Financial Group, Inc. (Insurance)		4,900	127,008
Progressive Corp. / The (Insurance)		10,200	212,874
Prudential Financial, Inc. (Insurance)		7,100	384,678
Torchmark Corp. (Insurance)		1,200	63,768
Travelers Cos., Inc. / The (Insurance)		7,159	372,984
Unum Group (Insurance)		5,000	110,750
XL Group Plc (Insurance)		5,200	112,632
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		1,773	37,907
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		1,331	138,331
Boston Properties, Inc. (Real Estate Investment Trusts)		2,100	174,552
Equity Residential (Real Estate Investment Trusts)		4,300	204,551
HCP, Inc. (Real Estate Investment Trusts)		4,700	169,106
Health Care REIT, Inc. (Real Estate Investment Trusts)		1,900	89,946
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		10,002	144,829
Kimco Realty Corp. (Real Estate Investment Trusts)		6,200	97,650
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		2,500	88,250
ProLogis (Real Estate Investment Trusts)		7,300	85,994
Public Storage (Real Estate Investment Trusts)		2,100	203,784
Simon Property Group, Inc. (Real Estate Investment Trusts)		4,462	413,806
Ventas, Inc. (Real Estate Investment Trusts)		2,400	123,768
Vornado Realty Trust (Real Estate Investment Trusts)		2,493	213,226
Weyerhaeuser Co. (Real Estate Investment Trusts)		8,163	128,649
CB Richard Ellis Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	4,400	80,432
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		8,000	98,080
People’s United Financial, Inc. (Thrifts & Mortgage Finance)		5,600	73,304

			24,605,958

HEALTH CARE - 11.5%
Amgen, Inc. (Biotechnology)	(a)	14,606	804,937
Biogen Idec, Inc. (Biotechnology)	(a)	3,645	204,557
Celgene Corp. (Biotechnology)	(a)	7,000	403,270
Cephalon, Inc. (Biotechnology)	(a)	1,100	68,684
Genzyme Corp. (Biotechnology)	(a)	3,900	276,081

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%		Shares	Value

Gilead Sciences, Inc. (Biotechnology)	(a)	12,800	455,808
Baxter International, Inc. (Health Care Equip. & Supplies)		8,900	424,619
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,500	259,350
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	23,103	141,621
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,350	83,214
CR Bard, Inc. (Health Care Equip. & Supplies)		1,400	114,002
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,200	70,334
Hospira, Inc. (Health Care Equip. & Supplies)	(a)	2,510	143,095
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	600	170,244
Medtronic, Inc. (Health Care Equip. & Supplies)		16,400	550,712
St Jude Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,000	196,700
Stryker Corp. (Health Care Equip. & Supplies)		5,200	260,260
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,800	108,900
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)	(a)	3,070	160,653
Aetna, Inc. (Health Care Providers & Svs.)		6,300	199,143
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,200	128,772
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,300	175,112
CIGNA Corp. (Health Care Providers & Svs.)		4,100	146,698
Coventry Health Care, Inc. (Health Care Providers & Svs.)	(a)	2,300	49,519
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,600	110,448
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	8,200	399,340
Humana, Inc. (Health Care Providers & Svs.)	(a)	2,600	130,624
Laboratory Corp of America Holdings (Health Care Providers & Svs.)	(a)	1,600	125,488
McKesson Corp. (Health Care Providers & Svs.)		4,000	247,120
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	6,576	342,347
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,500	42,975
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,200	111,034
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7,350	34,692
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		17,100	600,381
WellPoint, Inc. (Health Care Providers & Svs.)	(a)	6,100	345,504
Cerner Corp. (Health Care Technology)	(a)	1,100	92,389
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	2,817	131,526
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1,800	41,652
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)	(a)	6,200	296,856
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,400	99,092
Abbott Laboratories (Pharmaceuticals)		23,500	1,227,640
Allergan, Inc. (Pharmaceuticals)		4,700	312,691
Bristol-Myers Squibb Co. (Pharmaceuticals)		26,069	706,731
Eli Lilly & Co. (Pharmaceuticals)		15,400	562,562
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	4,300	132,999
Johnson & Johnson (Pharmaceuticals)		41,900	2,596,124
King Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,800	37,848
Merck & Co., Inc. (Pharmaceuticals)		46,794	1,722,487
Mylan, Inc. (Pharmaceuticals)	(a)	4,700	88,407
Pfizer, Inc. (Pharmaceuticals)		122,210	2,098,346
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,600	67,696

			18,301,284

INDUSTRIALS - 10.7%
Boeing Co. / The (Aerospace & Defense)		11,100	738,594
General Dynamics Corp. (Aerospace & Defense)		5,800	364,298
Goodrich Corp. (Aerospace & Defense)		1,900	140,087
Honeywell International, Inc. (Aerospace & Defense)		11,700	514,098
ITT Corp. (Aerospace & Defense)		2,800	131,124
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,700	122,859
Lockheed Martin Corp. (Aerospace & Defense)		4,500	320,760
Northrop Grumman Corp. (Aerospace & Defense)		4,500	272,835
Precision Castparts Corp. (Aerospace & Defense)		2,200	280,170
Raytheon Co. (Aerospace & Defense)		5,700	260,547
Rockwell Collins, Inc. (Aerospace & Defense)		2,400	139,800
United Technologies Corp. (Aerospace & Defense)		14,100	1,004,343
CH Robinson Worldwide, Inc. (Air Freight & Logistics)		2,500	174,800
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,200	147,936
FedEx Corp. (Air Freight & Logistics)		4,800	410,400
United Parcel Service, Inc. Class B (Air Freight & Logistics)		15,100	1,007,019
Southwest Airlines Co. (Airlines)		11,300	147,691

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%		Shares	Value

Masco Corp. (Building Products)		5,500	60,555
Avery Dennison Corp. (Commercial Svs. & Supplies)		1,700	63,104
Cintas Corp. (Commercial Svs. & Supplies)		2,000	55,100
Iron Mountain, Inc. (Commercial Svs. & Supplies)		3,100	69,254
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,100	66,278
Republic Services, Inc. (Commercial Svs. & Supplies)		4,680	142,693
RR Donnelley & Sons Co. (Commercial Svs. & Supplies)		3,100	52,576
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,300	90,324
Waste Management, Inc. (Commercial Svs. & Supplies)		7,300	260,902
Fluor Corp. (Construction & Engineering)		2,700	133,731
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	1,900	73,530
Quanta Services, Inc. (Construction & Engineering)	(a)	3,200	61,056
Emerson Electric Co. (Electrical Equip.)		11,400	600,324
Rockwell Automation, Inc. (Electrical Equip.)		2,200	135,806
Roper Industries, Inc. (Electrical Equip.)		1,400	91,252
3M Co. (Industrial Conglomerates)		10,800	936,468
General Electric Co. (Industrial Conglomerates)		162,600	2,642,250
Textron, Inc. (Industrial Conglomerates)		4,200	86,352
Tyco International Ltd. (Industrial Conglomerates)		7,600	279,148
Caterpillar, Inc. (Machinery)		9,600	755,328
Cummins, Inc. (Machinery)		3,000	271,740
Danaher Corp. (Machinery)		8,100	328,941
Deere & Co. (Machinery)		6,400	446,592
Dover Corp. (Machinery)		2,800	146,188
Eaton Corp. (Machinery)		2,600	214,474
Flowserve Corp. (Machinery)		900	98,478
Illinois Tool Works, Inc. (Machinery)		7,700	362,054
PACCAR, Inc. (Machinery)		5,512	265,403
Pall Corp. (Machinery)		1,800	74,952
Parker Hannifin Corp. (Machinery)		2,500	175,150
Snap-On, Inc. (Machinery)		900	41,859
Dun & Bradstreet Corp. (Professional Svs.)		800	59,312
Equifax, Inc. (Professional Svs.)		1,900	59,280
Robert Half International, Inc. (Professional Svs.)		2,200	57,200
CSX Corp. (Road & Rail)		5,800	320,856
Norfolk Southern Corp. (Road & Rail)		5,600	333,256
Ryder System, Inc. (Road & Rail)		800	34,216
Union Pacific Corp. (Road & Rail)		7,600	621,680
Fastenal Co. (Trading Companies & Distributors)		2,200	117,018
WW Grainger, Inc. (Trading Companies & Distributors)		900	107,199

			16,969,240

INFORMATION TECHNOLOGY - 18.7%
Cisco Systems, Inc. (Communications Equip.)	(a)	86,900	1,903,110
Harris Corp. (Communications Equip.)		2,000	88,580
JDS Uniphase Corp. (Communications Equip.)	(a)	3,375	41,816
Juniper Networks, Inc. (Communications Equip.)	(a)	7,900	239,765
Motorola, Inc. (Communications Equip.)	(a)	35,500	302,815
QUALCOMM, Inc. (Communications Equip.)		24,400	1,100,928
Tellabs, Inc. (Communications Equip.)		5,800	43,210
Apple, Inc. (Computers & Peripherals)	(a)	13,900	3,944,125
Dell, Inc. (Computers & Peripherals)	(a)	25,700	333,072
EMC Corp. (Computers & Peripherals)	(a)	31,200	633,672
Hewlett-Packard Co. (Computers & Peripherals)		34,500	1,451,415
Lexmark International, Inc. Class A (Computers & Peripherals)	(a)	1,200	53,544
NetApp, Inc. (Computers & Peripherals)	(a)	5,400	268,866
QLogic Corp. (Computers & Peripherals)	(a)	1,700	29,988
SanDisk Corp. (Computers & Peripherals)	(a)	3,500	128,275
Western Digital Corp. (Computers & Peripherals)	(a)	3,500	99,365
Agilent Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,300	176,861
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,600	127,348
Corning, Inc. (Electronic Equip., Instr. & Comp.)		23,800	435,064
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,400	61,680
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		3,000	43,230
Molex, Inc. (Electronic Equip., Instr. & Comp.)		2,100	43,953
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	2,800	140,504

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%		Shares	Value

eBay, Inc. (Internet Software & Svs.)	(a)	17,600	429,440
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,800	1,998,002
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	2,000	25,920
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,600	82,524
Yahoo!, Inc. (Internet Software & Svs.)	(a)	20,500	290,485
Automatic Data Processing, Inc. (IT Svs.)		7,500	315,225
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	4,600	296,562
Computer Sciences Corp. (IT Svs.)		2,300	105,800
Fidelity National Information Services, Inc. (IT Svs.)		4,000	108,520
Fiserv, Inc. (IT Svs.)	(a)	2,300	123,786
International Business Machines Corp. (IT Svs.)		19,200	2,575,488
Mastercard, Inc. Class A (IT Svs.)		1,475	330,400
Paychex, Inc. (IT Svs.)		4,900	134,701
SAIC, Inc. (IT Svs.)	(a)	4,500	71,910
Teradata Corp. (IT Svs.)	(a)	2,500	96,400
Total System Services, Inc. (IT Svs.)		2,477	37,749
Visa, Inc. (IT Svs.)		7,600	564,376
Western Union Co. / The (IT Svs.)		10,047	177,530
Xerox Corp. (Office Electronics)		21,002	217,371
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	8,600	61,146
Altera Corp. (Semiconductors & Equip.)		4,700	141,752
Analog Devices, Inc. (Semiconductors & Equip.)		4,500	141,210
Applied Materials, Inc. (Semiconductors & Equip.)		20,300	237,104
Broadcom Corp. Class A (Semiconductors & Equip.)		6,850	242,422
First Solar, Inc. (Semiconductors & Equip.)	(a)	850	125,248
Intel Corp. (Semiconductors & Equip.)		84,700	1,628,781
KLA-Tencor Corp. (Semiconductors & Equip.)		2,600	91,598
Linear Technology Corp. (Semiconductors & Equip.)		3,400	104,482
LSI Corp. (Semiconductors & Equip.)	(a)	9,800	44,688
MEMC Electronic Materials, Inc. (Semiconductors & Equip.)	(a)	3,500	41,720
Microchip Technology, Inc. (Semiconductors & Equip.)		2,800	88,060
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	13,000	93,730
National Semiconductor Corp. (Semiconductors & Equip.)		3,600	45,972
Novellus Systems, Inc. (Semiconductors & Equip.)	(a)	1,400	37,212
NVIDIA Corp. (Semiconductors & Equip.)	(a)	8,700	101,616
Teradyne, Inc. (Semiconductors & Equip.)	(a)	2,800	31,192
Texas Instruments, Inc. (Semiconductors & Equip.)		18,200	493,948
Xilinx, Inc. (Semiconductors & Equip.)		3,900	103,779
Adobe Systems, Inc. (Software)	(a)	8,000	209,200
Autodesk, Inc. (Software)	(a)	3,500	111,895
BMC Software, Inc. (Software)	(a)	2,700	109,296
CA, Inc. (Software)		5,900	124,608
Citrix Systems, Inc. (Software)	(a)	2,800	191,072
Compuware Corp. (Software)	(a)	3,400	29,002
Electronic Arts, Inc. (Software)	(a)	5,000	82,150
Intuit, Inc. (Software)	(a)	4,300	188,383
McAfee, Inc. (Software)	(a)	2,300	108,698
Microsoft Corp. (Software)		115,800	2,835,942
Novell, Inc. (Software)	(a)	5,300	31,641
Oracle Corp. (Software)		58,900	1,581,465
Red Hat, Inc. (Software)	(a)	2,900	118,900
Salesforce.com, Inc. (Software)	(a)	1,800	201,240
Symantec Corp. (Software)	(a)	11,994	181,949

			29,634,476

MATERIALS - 3.5%
Air Products & Chemicals, Inc. (Chemicals)		3,200	265,024
Airgas, Inc. (Chemicals)		1,100	74,745
CF Industries Holdings, Inc. (Chemicals)		1,100	105,050
Dow Chemical Co. / The (Chemicals)		17,600	483,296
Eastman Chemical Co. (Chemicals)		1,100	81,400
Ecolab, Inc. (Chemicals)		3,500	177,590
EI du Pont de Nemours & Co. (Chemicals)		13,800	615,756
FMC Corp. (Chemicals)		1,100	75,251
International Flavors & Fragrances, Inc. (Chemicals)		1,200	58,224
Monsanto Co. (Chemicals)		8,186	392,355

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%		Shares	Value

PPG Industries, Inc. (Chemicals)		2,500	182,000
Praxair, Inc. (Chemicals)		4,700	424,222
Sherwin-Williams Co. / The (Chemicals)		1,400	105,196
Sigma-Aldrich Corp. (Chemicals)		1,800	108,684
Vulcan Materials Co. (Construction Materials)		2,000	73,840
Ball Corp. (Containers & Packaging)		1,400	82,390
Bemis Co., Inc. (Containers & Packaging)		1,700	53,975
Owens-Illinois, Inc. (Containers & Packaging)	(a)	2,500	70,150
Pactiv Corp. (Containers & Packaging)	(a)	2,100	69,258
Sealed Air Corp. (Containers & Packaging)		2,400	53,952
AK Steel Holding Corp. (Metals & Mining)		1,700	23,477
Alcoa, Inc. (Metals & Mining)		15,500	187,705
Allegheny Technologies, Inc. (Metals & Mining)		1,500	69,675
Cliffs Natural Resources, Inc. (Metals & Mining)		2,100	134,232
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		7,176	612,759
Newmont Mining Corp. (Metals & Mining)		7,500	471,075
Nucor Corp. (Metals & Mining)		4,800	183,360
Titanium Metals Corp. (Metals & Mining)	(a)	1,400	27,944
United States Steel Corp. (Metals & Mining)		2,200	96,448
International Paper Co. (Paper & Forest Products)		6,600	143,550
MeadWestvaco Corp. (Paper & Forest Products)		2,600	63,388

			5,565,971

TELECOMMUNICATION SERVICES - 3.2%
AT&T, Inc. (Diversified Telecom. Svs.)		89,878	2,570,511
CenturyLink, Inc. (Diversified Telecom. Svs.)		4,546	179,385
Frontier Communications Corp. (Diversified Telecom. Svs.)		15,041	122,885
Qwest Communications International, Inc. (Diversified Telecom. Svs.)		26,500	166,155
Verizon Communications, Inc. (Diversified Telecom. Svs.)		43,000	1,401,370
Windstream Corp. (Diversified Telecom. Svs.)		7,396	90,897
American Tower Corp. Class A (Wireless Telecom. Svs.)	(a)	6,100	312,686
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	4,000	41,840
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(a)	45,432	210,350

			5,096,079

UTILITIES - 3.6%
Allegheny Energy, Inc. (Electric Utilities)		2,600	63,752
American Electric Power Co., Inc. (Electric Utilities)		7,300	264,479
Duke Energy Corp. (Electric Utilities)		20,036	354,837
Edison International (Electric Utilities)		5,000	171,950
Entergy Corp. (Electric Utilities)		2,800	214,284
Exelon Corp. (Electric Utilities)		10,100	430,058
FirstEnergy Corp. (Electric Utilities)		4,600	177,284
NextEra Energy, Inc. (Electric Utilities)		6,300	342,657
Northeast Utilities (Electric Utilities)		2,700	79,839
Pepco Holdings, Inc. (Electric Utilities)		3,400	63,240
Pinnacle West Capital Corp. (Electric Utilities)		1,700	70,159
PPL Corp. (Electric Utilities)		7,300	198,779
Progress Energy, Inc. (Electric Utilities)		4,400	195,448
Southern Co. (Electric Utilities)		12,600	469,224
Nicor, Inc. (Gas Utilities)		700	32,074
Oneok, Inc. (Gas Utilities)		1,600	72,064
AES Corp. / The (Ind. Power Prod. & Energy Traders)	(a)	10,100	114,635
Constellation Energy Group, Inc. (Ind. Power Prod. & Energy Traders)		3,100	99,944
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(a)	3,900	81,198
Ameren Corp. (Multi-Utilities)		3,600	102,240
CenterPoint Energy, Inc. (Multi-Utilities)		6,400	100,608
CMS Energy Corp. (Multi-Utilities)		3,500	63,070
Consolidated Edison, Inc. (Multi-Utilities)		4,300	207,346
Dominion Resources, Inc. (Multi-Utilities)		9,000	392,940
DTE Energy Co. (Multi-Utilities)		2,600	119,418
Integrys Energy Group, Inc. (Multi-Utilities)		1,212	63,097
NiSource, Inc. (Multi-Utilities)		4,200	73,080
PG&E Corp. (Multi-Utilities)		5,900	267,978
Public Service Enterprise Group, Inc. (Multi-Utilities)		7,700	254,716
SCANA Corp. (Multi-Utilities)		1,700	68,544
Sempra Energy (Multi-Utilities)		3,800	204,440

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.2%	Shares	Value

TECO Energy, Inc. (Multi-Utilities)	3,300	57,156
Wisconsin Energy Corp. (Multi-Utilities)	1,800	104,040
Xcel Energy, Inc. (Multi-Utilities)	7,000	160,790

		5,735,368

Total Common Stocks (Cost $149,150,413)		$157,237,109

Exchange Traded Funds - 0.8%	Shares	Value

Standard & Poor’s Depositary Receipts (SPDRs)	10,775	$1,229,643

Total Exchange Traded Funds (Cost $1,206,157)		$1,229,643

		Face	Amortized
Commercial Paper - 0.1%		Amount	Cost

General Electric Capital Corp. 0.100%, 10/1/10		$203,000	$203,000

Total Commercial Paper (Cost $203,000)			$203,000

Total Investments - 100.1% (Cost $150,559,570)	(b)		$158,669,752
Liabilities in Excess of Other Assets - (0.1)%			(110,525)

Net Assets - 100.0%			$158,559,227

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%		Shares	Value

CONSUMER DISCRETIONARY - 2.4%
McDonald’s Corp. (Hotels, Restaurants & Leisure)		6,825	$508,531

CONSUMER STAPLES - 22.8%
Coca-Cola Co. / The (Beverages)		9,315	545,114
HJ Heinz Co. (Food Products)		11,875	562,519
Unilever PLC (Food Products)	(a)	21,210	613,886
Clorox Co. (Household Products)		3,900	260,364
Kimberly-Clark Corp. (Household Products)		10,575	687,904
Procter & Gamble Co. / The (Household Products)		4,860	291,454
Altria Group, Inc. (Tobacco)		18,920	454,458
Lorillard, Inc. (Tobacco)		3,900	313,209
Philip Morris International, Inc. (Tobacco)		10,735	601,375
Reynolds American, Inc. (Tobacco)		8,010	475,714

			4,805,997

ENERGY - 11.6%
Chevron Corp. (Oil, Gas & Consumable Fuels)		7,450	603,822
ConocoPhillips (Oil, Gas & Consumable Fuels)		11,105	637,760
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	24,420	713,439
Total SA (Oil, Gas & Consumable Fuels)	(a)	9,320	481,573

			2,436,594

FINANCIALS - 11.5%
Arthur J Gallagher & Co. (Insurance)		8,100	213,597
Cincinnati Financial Corp. (Insurance)		10,000	288,500
Mercury General Corp. (Insurance)		4,800	196,176
HCP, Inc. (Real Estate Investment Trusts)		6,600	237,468
Health Care REIT, Inc. (Real Estate Investment Trusts)		6,000	284,040
National Retail Properties, Inc. (Real Estate Investment Trusts)		8,500	213,435
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)		9,200	206,540
Realty Income Corp. (Real Estate Investment Trusts)		6,100	205,692
Senior Housing Properties Trust (Real Estate Investment Trusts)		12,300	289,050
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		16,900	274,625

			2,409,123

HEALTH CARE - 16.2%
Abbott Laboratories (Pharmaceuticals)		8,450	441,428
AstraZeneca PLC (Pharmaceuticals)	(a)	7,800	395,930
Bristol-Myers Squibb Co. (Pharmaceuticals)		25,375	687,916
Eli Lilly & Co. (Pharmaceuticals)		13,200	482,196
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	39,316	775,501
Johnson & Johnson (Pharmaceuticals)		10,160	629,514

			3,412,485

TELECOMMUNICATION SERVICES - 19.7%
AT&T, Inc. (Diversified Telecom. Svs.)		23,900	683,540
BCE, Inc. (Diversified Telecom. Svs.)		21,280	692,443
CenturyLink, Inc. (Diversified Telecom. Svs.)		13,925	549,481
Telefonica SA (Diversified Telecom. Svs.)	(a)	18,064	448,369
Verizon Communications, Inc. (Diversified Telecom. Svs.)		22,620	737,186
Windstream Corp. (Diversified Telecom. Svs.)		32,305	397,028
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		25,570	634,392

			4,142,439

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%	Shares	Value

UTILITIES - 14.3%
Duke Energy Corp. (Electric Utilities)	37,920	671,563
Progress Energy, Inc. (Electric Utilities)	8,190	363,800
Southern Co. (Electric Utilities)	16,960	631,590
CenterPoint Energy, Inc. (Multi-Utilities)	13,700	215,364
Consolidated Edison, Inc. (Multi-Utilities)	6,000	289,320
Dominion Resources, Inc. (Multi-Utilities)	5,025	219,392
NSTAR (Multi-Utilities)	7,500	295,125
SCANA Corp. (Multi-Utilities)	7,875	317,520

		3,003,674

Total Common Stocks (Cost $19,087,285)		$20,718,843

Money Market Funds - 1.5%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		323,000	$323,000

Total Money Market Funds (Cost $323,000)			$323,000

Total Investments - 100.0% (Cost $19,410,285)	(b)		$21,041,843
Liabilities in Excess of Other Assets - (0.0)%			(1,582)

Net Assets - 100.0%			$21,040,261

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board. These securities represent $3,428,698 or 16.3% of the Portfolio’s net assets. Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 96.1%		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY - 29.2%
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(b)	9.250%	01/15/2017	$800,000	$880,000
American Tire Distributors, Inc. (Auto Components)	(b)	9.750%	06/01/2017	500,000	535,000
Cooper-Standard Automotive, Inc. (Auto Components)	(b)	8.500%	05/01/2018	775,000	807,937
Lear Corp. (Auto Components)		7.875%	03/15/2018	475,000	505,875
Lear Corp. (Auto Components)		8.125%	03/15/2020	75,000	80,531
Stoneridge, Inc. (Auto Components)	(b)	9.500%	10/15/2017	500,000	515,000
Tenneco, Inc. (Auto Components)	(b)	7.750%	08/15/2018	325,000	334,750
Tenneco, Inc. (Auto Components)		8.625%	11/15/2014	1,000,000	1,030,000
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. (Auto Components)	(b)	10.625%	09/01/2017	400,000	406,000
TRW Automotive, Inc. (Auto Components)	(b)	8.875%	12/01/2017	425,000	467,500
United Components, Inc. (Auto Components)		9.375%	06/15/2013	700,000	714,000
Affinia Group Holdings, Inc. (Automobiles)	(b)	10.750%	08/15/2016	550,000	614,625
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Automobiles)		9.625%	03/15/2018	925,000	982,812
Motors Liquidation Co. (Acquired 12/20/2006 through 04/02/2008, Cost $892,369)(Automobiles)	(a)(e)	7.400%	09/01/2025	1,100,000	352,000
Yonkers Racing Corp. (Automobiles)	(b)	11.375%	07/15/2016	495,000	539,550
Baker & Taylor, Inc. (Distributors)	(b)	11.500%	07/01/2013	400,000	290,500
Knowledge Learning Corp. (Diversified Consumer Services)	(b)	7.750%	02/01/2015	1,025,000	1,019,875
American Casino & Entertainment Properties LLC (Hotels, Restaurants & Leisure)		11.000%	06/15/2014	625,000	612,500
Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure)		9.250%	06/01/2014	875,000	938,437
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)	(b)	9.125%	08/01/2018	900,000	949,500
Great Canadian Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	02/15/2015	675,000	689,344
Harrah’s Operating Co., Inc. (Hotels, Restaurants & Leisure)		11.250%	06/01/2017	1,300,000	1,430,000
Indianapolis Downs LLC / Indiana Downs Capital Corp. (Hotels, Restaurants & Leisure)	(b)	15.500%	11/01/2013	108,970	31,193
Indianapolis Downs LLC / Indiana Downs Capital Corp. (Hotels, Restaurants & Leisure)	(b)	11.000%	11/01/2012	725,000	590,875
Inergy LP Corp. (Hotels, Restaurants & Leisure)		8.750%	03/01/2015	425,000	460,594
Inergy LP Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	10/01/2018	250,000	257,500
Inergy LP Corp. (Hotels, Restaurants & Leisure)		6.875%	12/15/2014	625,000	640,625
Jacobs Entertainment, Inc. (Hotels, Restaurants & Leisure)		9.750%	06/15/2014	625,000	575,000
MGM Resorts International (Hotels, Restaurants & Leisure)		11.375%	03/01/2018	425,000	406,937
MGM Resorts International (Hotels, Restaurants & Leisure)		10.375%	05/15/2014	50,000	55,875
MGM Resorts International (Hotels, Restaurants & Leisure)		7.500%	06/01/2016	1,900,000	1,615,000
MGM Resorts International (Hotels, Restaurants & Leisure)		11.125%	11/15/2017	425,000	486,094
MGM Resorts International (Hotels, Restaurants & Leisure)		5.875%	02/27/2014	125,000	107,500
MGM Resorts International (Hotels, Restaurants & Leisure)		13.000%	11/15/2013	150,000	177,000
NPC International, Inc. (Hotels, Restaurants & Leisure)		9.500%	05/01/2014	1,225,000	1,255,625
Peninsula Gaming LLC (Hotels, Restaurants & Leisure)		8.375%	08/15/2015	600,000	627,000
Peninsula Gaming LLC (Hotels, Restaurants & Leisure)		10.750%	08/15/2017	575,000	610,219
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		8.750%	08/15/2019	225,000	240,188
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		6.750%	03/01/2015	425,000	427,125
San Pasqual Casino (Hotels, Restaurants & Leisure)	(b)	8.000%	09/15/2013	350,000	345,187
Seminole Hard Rock Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)(d)	2.792%	03/15/2014	650,000	573,625
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	550,000	517,313
Tunica-Biloxi Gaming Authority (Hotels, Restaurants & Leisure)	(b)	9.000%	11/15/2015	425,000	386,219
Universal City Development Partners Ltd., Inc. (Hotels, Restaurants & Leisure)		8.875%	11/15/2015	800,000	829,000
Universal City Development Partners Ltd., Inc. (Hotels, Restaurants & Leisure)		10.875%	11/15/2016	525,000	570,937
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	(b)	7.750%	08/15/2020	525,000	556,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)		7.875%	11/01/2017	425,000	457,937
Hillman Group, Inc. (Household Durables)	(b)	10.875%	06/01/2018	525,000	556,500
Jarden Corp. (Household Durables)		8.000%	05/01/2016	225,000	240,750
Jarden Corp. (Household Durables)		7.500%	05/01/2017	725,000	754,000
Libbey Glass, Inc. (Household Durables)	(b)	10.000%	02/15/2015	800,000	864,000
Norcraft Cos. LP / Norcraft Finance Corp. (Household Durables)		10.500%	12/15/2015	1,000,000	1,050,000
Norcraft Holdings LP / Norcraft Capital Corp. (Household Durables)		9.750%	09/01/2012	182,000	171,535
Sealy Mattress Co. (Household Durables)	(b)	10.875%	04/15/2016	337,000	383,337
Sealy Mattress Co. (Household Durables)		8.250%	06/15/2014	1,300,000	1,316,250
Simmons Bedding Co. (Household Durables)	(b)	11.250%	07/15/2015	1,200,000	1,294,500
Easton-Bell Sports, Inc. (Leisure Equip. & Products)		9.750%	12/01/2016	1,125,000	1,227,656
AAC Group Holding Corp. (Media)	(b)	10.250%	10/01/2012	625,000	615,625
Affinity Group Holding, Inc. (Acquired 03/21/2005 through 02/22/2008, Cost $222,731)(Media)	(f)	10.875%	02/15/2012	225,490	109,363
Affinity Group, Inc. (Media)		9.000%	02/15/2012	525,000	394,406
American Achievement Corp. (Media)	(b)	8.250%	04/01/2012	675,000	675,844
American Achievement Group Holding Corp. (Media)	(d)	16.750%	10/01/2012	174,709	172,088
Belo Corp. (Media)		8.000%	11/15/2016	50,000	53,687
CCH II LLC l Corp. (Media)		13.500%	11/30/2016	471,692	562,493
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	7.875%	04/30/2018	1,025,000	1,068,562
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	8.125%	04/30/2020	75,000	79,875
Cinemark U.S.A, Inc. (Media)		8.625%	06/15/2019	950,000	1,016,500
DISH DBS Corp. (Media)		6.625%	10/01/2014	850,000	890,375
Entravision Communications Corp. (Media)	(b)	8.750%	08/01/2017	475,000	486,875
Fox Acquisition Sub. LLC (Media)	(b)	13.375%	07/15/2016	575,000	595,125
Intelsat Intermediate Holding Co. S.A. (Media)		9.500%	02/01/2015	2,200,000	2,288,000
Intelsat Jackson Holdings S.A. (Media)	(b)	8.500%	11/01/2019	275,000	299,750

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 96.1%		Rate	Maturity	Face Amount	Value

Intelsat Jackson Holdings S.A. (Media)		11.250%	06/15/2016	2,025,000	2,212,312
Interpublic Group of Cos., Inc. / The (Media)		10.000%	07/15/2017	700,000	820,750
Kabel Deutschland GmbH (Media)		10.625%	07/01/2014	650,000	680,875
Lamar Media Corp. (Media)		6.625%	08/15/2015	950,000	966,625
Lamar Media Corp. (Media)		9.750%	04/01/2014	175,000	201,250
Lamar Media Corp. (Media)		6.625%	08/15/2015	375,000	381,562
MDC Partners, Inc. (Media)	(b)	11.000%	11/01/2016	675,000	725,625
MediMedia USA, Inc. (Media)	(b)	11.375%	11/15/2014	1,225,000	1,104,031
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc. (Media)	(b)	8.875%	04/15/2017	550,000	576,125
Nexstar Broadcasting, Inc. (Media)	(b)	0.500%	01/15/2014	432,266	418,217
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	225,000	223,312
Nielsen Finance LLC / Nielsen Finance Co. (Media)		11.500%	05/01/2016	900,000	1,026,000
Nielsen Finance LLC / Nielsen Finance Co. (Media)		11.625%	02/01/2014	450,000	513,000
Nielsen Finance LLC / Nielsen Finance Co. (Media)		0.000%	08/01/2016	650,000	654,062
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	7.750%	10/15/2018	125,000	124,084
ProQuest LLC Co. (Media)	(b)	9.000%	10/15/2018	625,000	637,500
Rainbow National Services LLC (Media)	(b)	10.375%	09/01/2014	639,000	667,755
Regal Cinemas Corp. (Media)		8.625%	07/15/2019	1,050,000	1,106,437
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC (Media)	(b)	7.750%	10/15/2016	1,100,000	1,124,750
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC (Media)	(b)	8.500%	05/15/2018	775,000	761,437
Sirius XM Radio, Inc. (Media)	(b)	8.750%	04/01/2015	1,000,000	1,067,500
Sitel LLC / Sitel Finance Corp. (Media)	(b)	11.500%	04/01/2018	1,075,000	865,375
Trans Union LLC / TransUnion Financing Corp. (Media)	(b)	11.375%	06/15/2018	675,000	771,187
Umbrella Acquisition, Inc. (Media)	(b)	9.750%	03/15/2015	784,805	755,375
Univision Communications, Inc. (Media)	(b)	12.000%	07/01/2014	75,000	82,406
Virgin Media Finance PLC (Media)		9.500%	08/15/2016	1,025,000	1,163,375
Visant Corp. (Media)	(b)	10.000%	10/01/2017	1,775,000	1,859,312
XM Satellite Radio, Inc. (Media)	(b)	13.000%	08/01/2014	575,000	664,125
XM Satellite Radio, Inc. (Media)	(b)	11.250%	06/15/2013	125,000	137,812
Dollar General Corp. (Multiline Retail)		11.875%	07/15/2017	635,000	746,125
Macy’s Retail Holdings, Inc. (Multiline Retail)		6.900%	01/15/2032	50,000	49,750
Macy’s Retail Holdings, Inc. (Multiline Retail)		6.650%	07/15/2024	175,000	178,937
Macy’s Retail Holdings, Inc. (Multiline Retail)		7.000%	02/15/2028	100,000	104,500
QVC, Inc. (Multiline Retail)	(b)	7.500%	10/01/2019	1,025,000	1,076,250
QVC, Inc. (Multiline Retail)	(b)	7.125%	04/15/2017	200,000	208,000
Toys “R” Us Property Co. I LLC (Multiline Retail)		10.750%	07/15/2017	1,275,000	1,447,125
Limited Brands, Inc. (Specialty Retail)		8.500%	06/15/2019	525,000	612,937
NBC Acquisition Corp. (Specialty Retail)		11.000%	03/15/2013	325,000	293,312
Nebraska Book Co., Inc. (Specialty Retail)		10.000%	12/01/2011	525,000	534,187
Nebraska Book Co., Inc. (Specialty Retail)		8.625%	03/15/2012	700,000	672,000
Penske Automotive Group, Inc. (Specialty Retail)		7.750%	12/15/2016	1,275,000	1,251,094
Sally Holdings LLC / Sally Capital Inc. (Specialty Retail)		10.500%	11/15/2016	1,250,000	1,375,000

					75,505,293

CONSUMER STAPLES - 4.7%
Cott Beverages U.S.A, Inc. (Beverages)	(b)	8.125%	09/01/2018	150,000	159,562
General Nutrition Centers, Inc. (Food & Staples Retailing)		10.750%	03/15/2015	100,000	103,000
General Nutrition Centers, Inc. (Food & Staples Retailing)	(d)	5.750%	03/15/2014	1,350,000	1,344,937
B&G Foods, Inc. (Food Products)		7.625%	01/15/2018	525,000	547,969
Dean Foods Co. (Food Products)		7.000%	06/01/2016	1,400,000	1,380,750
Del Monte Corp. (Food Products)		7.500%	10/15/2019	300,000	325,125
Michael Foods, Inc. (Food Products)	(b)	9.750%	07/15/2018	925,000	994,375
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)	(b)	9.250%	04/01/2015	150,000	156,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		9.250%	04/01/2015	725,000	757,625
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		10.625%	04/01/2017	425,000	454,219
Reddy Ice Corp. (Food Products)		13.250%	11/01/2015	829,000	750,245
Reddy Ice Corp. (Food Products)		11.250%	03/15/2015	425,000	436,687
Smithfield Foods, Inc. (Food Products)		7.750%	07/01/2017	725,000	738,594
Smithfield Foods, Inc. (Food Products)		7.750%	05/15/2013	350,000	363,562
Smithfield Foods, Inc. (Food Products)	(b)	10.000%	07/15/2014	525,000	606,375
TreeHouse Foods, Inc. (Food Products)		7.750%	03/01/2018	525,000	565,687
Central Garden and Pet Co. (Household Products)		8.250%	03/01/2018	800,000	821,000
Spectrum Brands Holdings, Inc. (Household Products)		12.000%	08/28/2019	1,221,650	1,365,194
Spectrum Brands, Inc. (Household Products)	(b)	9.500%	06/15/2018	300,000	322,125

					12,193,781

ENERGY - 7.8%
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.125%	04/15/2016	750,000	682,500
Cie Generale de Geophysique-Veritas (Energy Equip. & Svs.)		9.500%	05/15/2016	400,000	434,000
Cie Generale de Geophysique-Veritas (Energy Equip. & Svs.)		7.750%	05/15/2017	1,100,000	1,130,250
Complete Production Services, Inc. (Energy Equip. & Svs.)		8.000%	12/15/2016	600,000	621,000
Crosstex Energy LP / Crosstex Energy Finance Corp. (Energy Equip. & Svs.)		8.875%	02/15/2018	1,275,000	1,341,937
PHI, Inc. (Energy Equip. & Svs.)	(b)	8.625%	10/15/2018	500,000	493,750
Aquilex Holdings LLC / Aquilex Finance Corp. (Oil, Gas & Consumable Fuels)		11.125%	12/15/2016	425,000	422,875
ATP Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(b)	11.875%	05/01/2015	900,000	780,750
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		9.500%	02/15/2015	600,000	697,500
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	08/15/2018	325,000	342,062
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.625%	08/15/2020	250,000	262,500
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	425,000	452,625
Coffeyville Resources LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	10.875%	04/01/2017	875,000	927,500
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		8.250%	02/15/2020	273,000	299,276
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		9.750%	03/01/2016	125,000	140,937
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		7.500%	10/15/2020	750,000	793,125
EXCO Resources, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2018	925,000	923,844

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 96.1%		Rate	Maturity	Face Amount	Value

Hilcorp Energy I LP / Hilcorp Finance Co. (Oil, Gas & Consumable Fuels)	(b)	7.750%	11/01/2015	400,000	406,000
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	03/01/2015	650,000	643,500
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		11.750%	05/15/2017	200,000	230,500
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	8.625%	04/15/2020	675,000	718,875
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.750%	02/01/2021	500,000	506,875
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.750%	04/15/2018	1,350,000	1,464,750
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels)	(b)	8.875%	03/15/2018	1,125,000	1,209,375
Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	08/15/2018	850,000	871,250
Petroplus Finance Ltd. (Oil, Gas & Consumable Fuels)	(b)	7.000%	05/01/2017	225,000	196,875
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		6.875%	05/01/2018	300,000	322,594
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		7.750%	06/15/2015	600,000	632,250
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		7.000%	03/15/2017	125,000	128,750
Range Resources Corp. (Oil, Gas & Consumable Fuels)		6.375%	03/15/2015	100,000	102,750
Range Resources Corp. (Oil, Gas & Consumable Fuels)		7.500%	05/15/2016	150,000	157,500
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	9.375%	06/01/2016	600,000	664,500
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.375%	12/15/2013	575,000	602,312
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.000%	06/01/2018	250,000	245,000
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	9.875%	05/15/2016	100,000	103,750
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)		6.750%	03/01/2016	225,000	228,375

					20,182,212

FINANCIALS - 9.8%
Nuveen Investments, Inc. (Capital Markets)		10.500%	11/15/2015	1,775,000	1,772,781
Pinafore LLC (Capital Markets)	(b)	9.000%	10/01/2018	350,000	369,250
Reliance Intermediate Holdings LP (Capital Markets)	(b)	9.500%	12/15/2019	550,000	585,750
CIT Group, Inc. (Commercial Banks)		7.000%	05/01/2017	3,725,000	3,664,469
Ally Financial, Inc. (Consumer Finance)	(b)	8.000%	03/15/2020	375,000	410,625
Ally Financial, Inc. (Consumer Finance)	(b)	7.500%	09/15/2020	250,000	267,500
Ally Financial, Inc. (Consumer Finance)	(b)	8.300%	02/12/2015	2,425,000	2,649,312
Ally Financial, Inc. (Consumer Finance)		6.875%	09/15/2011	800,000	829,000
Ally Financial, Inc. (Consumer Finance)		7.000%	02/01/2012	625,000	652,344
Ally Financial, Inc. (Consumer Finance)		8.000%	11/01/2031	260,000	280,150
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	06/01/2014	650,000	711,355
Ford Motor Credit Co. LLC (Consumer Finance)		8.125%	01/15/2020	150,000	172,648
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	12/15/2016	3,425,000	3,876,316
Ford Motor Credit Co. LLC (Consumer Finance)		7.500%	08/01/2012	400,000	424,805
CIT Group Funding Co. of Delaware LLC (Diversified Financial Svs.)		10.250%	05/01/2017	1,300,000	1,348,750
Express LLC / Express Finance Corp. (Diversified Financial Svs.)		8.750%	03/01/2018	550,000	583,000
Interactive Data Corp. (Diversified Financial Svs.)	(b)	10.250%	08/01/2018	725,000	779,375
International Lease Finance Corp. (Diversified Financial Svs.)		8.875%	09/01/2017	250,000	271,250
International Lease Finance Corp. (Diversified Financial Svs.)	(b)	8.750%	03/15/2017	2,425,000	2,606,875
International Lease Finance Corp. (Diversified Financial Svs.)	(b)	8.625%	09/15/2015	450,000	482,625
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.875%	11/01/2014	250,000	259,375
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.750%	06/01/2016	100,000	104,125
Host Hotels & Resorts LP (Real Estate Investment Trusts)		7.125%	11/01/2013	224,000	229,040
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.375%	03/15/2015	175,000	180,031
Ventas Realty LP l Corp. (Real Estate Investment Trusts)		6.750%	04/01/2017	375,000	390,502
Ventas Realty LP l Corp. (Real Estate Investment Trusts)		6.500%	06/01/2016	325,000	339,589
Ventas Realty LP l Corp. (Real Estate Investment Trusts)		6.500%	06/01/2016	225,000	235,100
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (Real Estate Mgmt. & Development)		8.000%	01/15/2018	775,000	782,750

					25,258,692

HEALTH CARE - 8.9%
Accellent, Inc. (Health Care Equip. & Supplies)		10.500%	12/01/2013	450,000	456,750
Alere, Inc. (Health Care Equip. & Supplies)		7.875%	02/01/2016	525,000	539,438
Alere, Inc. (Health Care Equip. & Supplies)		9.000%	05/15/2016	750,000	776,250
Bausch & Lomb, Inc. (Health Care Equip. & Supplies)		9.875%	11/01/2015	950,000	1,015,312
Biomet, Inc. (Health Care Equip. & Supplies)		11.625%	10/15/2017	2,375,000	2,657,031
VWR Funding, Inc. (Health Care Equip. & Supplies)		10.250%	07/15/2015	1,804,843	1,881,549
CRC Health Corp. (Health Care Providers & Svs.)		10.750%	02/01/2016	550,000	522,500
Fresenius US Finance II, Inc. (Health Care Providers & Svs.)	(b)	9.000%	07/15/2015	325,000	372,125
HCA, Inc. (Health Care Providers & Svs.)		9.875%	02/15/2017	225,000	249,750
HCA, Inc. (Health Care Providers & Svs.)		7.875%	02/15/2020	275,000	302,156
HCA, Inc. (Health Care Providers & Svs.)		7.500%	11/06/2033	225,000	207,562
HCA, Inc. (Health Care Providers & Svs.)		9.625%	11/15/2016	4,251,516	4,623,524
HCA, Inc. (Health Care Providers & Svs.)		9.250%	11/15/2016	550,000	596,750
Multiplan, Inc. (Health Care Providers & Svs.)	(b)	9.875%	09/01/2018	975,000	1,021,312
National Mentor Holdings, Inc. (Health Care Providers & Svs.)		11.250%	07/01/2014	825,000	843,562
Omnicare, Inc. (Health Care Providers & Svs.)		7.750%	06/01/2020	175,000	179,812
Omnicare, Inc. (Health Care Providers & Svs.)		6.875%	12/15/2015	775,000	786,625
UHS Escrow Corp. (Health Care Providers & Svs.)	(b)	7.000%	10/01/2018	100,000	103,750
United Surgical Partners International, Inc. (Health Care Providers & Svs.)		9.250%	05/01/2017	1,200,000	1,242,000
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(d)	4.133%	06/01/2015	150,000	129,750
Universal Hospital Services, Inc. (Health Care Providers & Svs.)		8.500%	06/01/2015	1,150,000	1,162,937
Vanguard Health Holding Co II LLC / Vanguard Holding Co II, Inc. (Health Care Providers & Svs.)		8.000%	02/01/2018	1,450,000	1,479,000
Yankee Acquisition Corp. (Health Care Providers & Svs.)		9.750%	02/15/2017	1,375,000	1,436,875
Yankee Acquisition Corp. (Health Care Providers & Svs.)		8.500%	02/15/2015	200,000	207,500
Bio-Rad Laboratories, Inc. (Life Sciences Tools & Svs.)		8.000%	09/15/2016	300,000	327,000

					23,120,820

INDUSTRIALS - 11.9%
Alliant Techsystems, Inc. (Aerospace & Defense)		6.750%	04/01/2016	500,000	523,750
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. (Aerospace & Defense)		9.750%	04/01/2017	200,000	119,500
L-3 Communications Corp. (Aerospace & Defense)		6.375%	10/15/2015	225,000	233,156
Sequa Corporation (Aerospace & Defense)	(b)	11.750%	12/01/2015	300,000	318,000

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 96.1%		Rate	Maturity	Face Amount	Value

Sequa Corporation (Aerospace & Defense)	(b)	13.500%	12/01/2015	183,054	196,783
TransDigm, Inc. (Aerospace & Defense)		7.750%	07/15/2014	450,000	457,312
TransDigm, Inc. (Aerospace & Defense)		7.750%	07/15/2014	225,000	228,656
CEVA Group PLC (Air Freight & Logistics)	(b)	11.625%	10/01/2016	300,000	318,000
CHC Helicopter S.A. (Air Freight & Logistics)	(b)	9.250%	10/15/2020	625,000	634,375
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	227,250
Goodman Global Group, Inc. (Building Products)		0.000%	12/15/2014	1,100,000	709,500
Goodman Global, Inc. (Building Products)		13.500%	02/15/2016	350,000	386,750
Nortek, Inc. (Building Products)		11.000%	12/01/2013	675,000	720,563
Ply Gem Industries, Inc. (Building Products)		11.750%	06/15/2013	600,000	645,000
RBS Global Inc. (Building Products)		8.500%	05/01/2018	975,000	995,719
Thermon Industries, Inc. (Building Products)	(b)	9.500%	05/01/2017	575,000	603,750
Altegrity, Inc. (Commercial Services & Supplies)	(b)	11.750%	05/01/2016	625,000	610,156
Altegrity, Inc. (Commercial Services & Supplies)	(b)	10.500%	11/01/2015	425,000	423,406
ARAMARK Corp. (Commercial Services & Supplies)	(d)	3.966%	02/01/2015	250,000	229,063
ARAMARK Corp. (Commercial Services & Supplies)		8.500%	02/01/2015	900,000	940,500
Browning-Ferris Industries, Inc. (Commercial Services & Supplies)		9.250%	05/01/2021	225,000	287,926
Diversey Holdings, Inc. (Commercial Services & Supplies)		10.500%	05/15/2020	975,000	1,121,250
Diversey, Inc. (Commercial Services & Supplies)		8.250%	11/15/2019	350,000	376,250
Garda World Security Corp. (Commercial Services & Supplies)	(b)	9.750%	03/15/2017	950,000	1,016,500
Global Cash Access Inc. / Global Cash Finance Corp. (Commercial Services & Supplies)		8.750%	03/15/2012	350,000	348,250
KAR Auction Services, Inc. (Commercial Services & Supplies)		8.750%	05/01/2014	1,000,000	1,046,250
KAR Auction Services, Inc. (Commercial Services & Supplies)		10.000%	05/01/2015	17,000	17,935
Maxim Crane Works LP (Commercial Services & Supplies)	(b)	12.250%	04/15/2015	625,000	570,313
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Services & Supplies)	(b)	10.000%	07/15/2017	175,000	195,563
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Services & Supplies)		10.250%	11/15/2019	475,000	507,063
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Services & Supplies)		9.500%	12/01/2014	375,000	390,469
SGS International, Inc. (Commercial Services & Supplies)		12.000%	12/15/2013	900,000	936,000
West Corp. (Commercial Services & Supplies)	(b)	8.625%	10/01/2018	175,000	178,938
West Corp. (Commercial Services & Supplies)		9.500%	10/15/2014	1,400,000	1,471,750
West Corp. (Commercial Services & Supplies)		11.000%	10/15/2016	1,325,000	1,414,438
Baldor Electric Co. (Electrical Equip.)		8.625%	02/15/2017	875,000	940,625
Belden, Inc. (Electrical Equip.)	(b)	9.250%	06/15/2019	200,000	217,000
Belden, Inc. (Electrical Equip.)		7.000%	03/15/2017	450,000	453,375
General Cable Corp. (Electrical Equip.)		7.125%	04/01/2017	600,000	612,000
International Wire Group, Inc. (Electrical Equip.)	(b)	9.750%	04/15/2015	625,000	641,406
Sensus USA, Inc. (Electrical Equip.)		8.625%	12/15/2013	525,000	532,875
Viasystems, Inc. (Electrical Equip.)	(b)	12.000%	01/15/2015	525,000	575,531
Accuride Corp. (Machinery)	(b)	9.500%	08/01/2018	50,000	52,750
Amsted Industries, Inc. (Machinery)	(b)	8.125%	03/15/2018	200,000	209,250
ArvinMeritor, Inc. (Machinery)		10.625%	03/15/2018	775,000	862,188
Case New Holland, Inc. (Machinery)	(b)	7.875%	12/01/2017	225,000	245,531
Esco Corp. (Machinery)	(b)	8.625%	12/15/2013	450,000	463,500
Esco Corp. (Machinery)	(b)(d)	4.167%	12/15/2013	225,000	207,000
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	525,000	465,938
Mueller Water Products, Inc. (Machinery)	(b)	8.750%	09/01/2020	600,000	633,000
Navistar International Corp. (Machinery)		8.250%	11/01/2021	400,000	429,000
SPX Corp. (Machinery)		7.625%	12/15/2014	550,000	602,250
Stena AB (Marine)		7.000%	12/01/2016	175,000	174,344
Hertz Corp. / The (Road & Rail)	(b)	7.500%	10/15/2018	100,000	100,500
Hertz Corp. / The (Road & Rail)		10.500%	01/01/2016	450,000	480,375
Hertz Corp. / The (Road & Rail)		8.875%	01/01/2014	800,000	825,000
Kansas City Southern Railway (Road & Rail)		8.000%	06/01/2015	250,000	270,313
Interline Brands, Inc. (Trading Companies & Distributors)		8.125%	06/15/2014	400,000	415,000
McJunkin Red Man Corp. (Trading Companies & Distributors)	(b)	9.500%	12/15/2016	1,125,000	995,625

					30,804,460

INFORMATION TECHNOLOGY - 7.3%
Seagate HDD Cayman (Computers & Peripherals)	(b)	6.875%	05/01/2020	100,000	98,250
Seagate Technology HDD Holdings (Computers & Peripherals)		6.800%	10/01/2016	575,000	589,375
Cleaver-Brooks, Inc. (Electronic Equipment, Instruments & Components)	(b)	12.250%	05/01/2016	625,000	647,656
Kemet Corp. (Electronic Equipment, Instruments & Components)	(b)	10.500%	05/01/2018	600,000	630,750
Terremark Worldwide, Inc. (Internet Software & Svs.)		12.000%	06/15/2017	875,000	1,004,063
Ceridian Corp. (IT Svs.)		11.250%	11/15/2015	675,000	626,063
CompuCom Systems, Inc. (IT Svs.)	(b)	12.500%	10/01/2015	1,000,000	1,080,000
Fidelity National Information Services, Inc. (IT Svs.)	(b)	7.625%	07/15/2017	1,025,000	1,099,313
Fidelity National Information Services, Inc. (IT Svs.)	(b)	7.875%	07/15/2020	125,000	135,313
First Data Corp. (IT Svs.)		9.875%	09/24/2015	500,000	411,250
iPayment, Inc. (IT Svs.)		9.750%	05/15/2014	350,000	321,125
Lender Processing Services, Inc. (IT Svs.)		8.125%	07/01/2016	550,000	595,375
Mantech International Corp. (IT Svs.)		7.250%	04/15/2018	200,000	208,500
Stream Global Services, Inc. (IT Svs.)		11.250%	10/01/2014	775,000	767,250
SunGard Data Systems, Inc. (IT Svs.)		10.625%	05/15/2015	975,000	1,092,000
SunGard Data Systems, Inc. (IT Svs.)		10.250%	08/15/2015	1,250,000	1,321,875
SunGard Data Systems, Inc. (IT Svs.)		9.125%	08/15/2013	350,000	359,188
Unisys Corp. (IT Svs.)		12.500%	01/15/2016	225,000	252,000
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(b)	7.750%	08/01/2020	175,000	181,563
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		8.125%	12/15/2017	725,000	768,500

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 96.1%		Rate	Maturity	Face Amount	Value

Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	10.750%	08/01/2020	1,000,000	1,007,500
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	9.250%	04/15/2018	725,000	757,625
MagnaChip Semiconductor S.A. / MagnaChip Semiconductor Finance Co. (Semiconductors & Equip.)	(b)	10.500%	04/15/2018	775,000	823,438
Activant Solutions, Inc. (Software)		9.500%	05/01/2016	725,000	700,531
Aspect Software, Inc. (Software)	(b)	10.625%	05/15/2017	925,000	965,469
Bankrate, Inc. (Software)	(b)	11.750%	07/15/2015	500,000	537,500
Serena Software, Inc. (Software)		10.375%	03/15/2016	650,000	669,500
SS&C Technologies, Inc. (Software)		11.750%	12/01/2013	325,000	340,438
SSI Investments II / SSI Co-Issuer LLC (Capital Markets)	(b)	11.125%	06/01/2018	825,000	909,563

					18,900,973

MATERIALS - 8.3%
Ashland, Inc. (Chemicals)		9.125%	06/01/2017	600,000	690,000
Celanese U.S. Holdings LLC (Chemicals)	(b)	6.625%	10/15/2018	150,000	153,750
CF Industries, Inc. (Chemicals)		6.875%	05/01/2018	75,000	80,906
Chemtura Corp. (Acquired 04/19/2006 through 04/11/2007, Cost $346,755)(Chemicals)	(a)(e)(f)(g)	6.875%	06/01/2016	350,000	404,250
Ferro Corp. (Chemicals)		7.875%	08/15/2018	75,000	78,188
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		9.750%	11/15/2014	400,000	418,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	1,150,000	1,132,750
Huntsman International LLC (Chemicals)	(b)	8.625%	03/15/2021	525,000	546,000
Huntsman International LLC (Chemicals)		5.500%	06/30/2016	725,000	697,813
Huntsman International LLC (Chemicals)		8.625%	03/15/2020	550,000	572,000
Koppers, Inc. (Chemicals)		7.875%	12/01/2019	575,000	602,313
Nalco Co. (Chemicals)		8.875%	11/15/2013	1,150,000	1,181,625
Nalco Co. (Chemicals)		8.250%	05/15/2017	575,000	638,250
Nalco Finance Holdings, Inc. (Chemicals)		9.000%	02/01/2014	66,000	67,815
OXEA Finance (Chemicals)	(b)	9.500%	07/15/2017	700,000	757,750
Solutia, Inc. (Chemicals)		7.875%	03/15/2020	150,000	161,063
Solutia, Inc. (Chemicals)		8.750%	11/01/2017	1,025,000	1,124,938
Union Carbide Corp. (Chemicals)		7.875%	04/01/2023	100,000	105,210
Union Carbide Corp. (Chemicals)		7.500%	06/01/2025	50,000	51,615
Vertellus Specialties, Inc. (Chemicals)	(b)	9.375%	10/01/2015	375,000	390,000
Ardagh Packaging Finance PLC (Containers & Packaging)	(b)	9.125%	10/15/2020	500,000	517,500
Berry Plastics Corp. (Containers & Packaging)		9.500%	05/15/2018	675,000	637,875
Berry Plastics Corp. (Containers & Packaging)		8.875%	09/15/2014	925,000	904,188
BWAY Holding Co. (Containers & Packaging)	(b)	10.000%	06/15/2018	900,000	978,750
Cascades, Inc. (Containers & Packaging)		7.875%	01/15/2020	400,000	419,000
Crown Americas LLC / Crown Americas Capital Corp. II (Containers & Packaging)		7.625%	05/15/2017	75,000	81,000
Crown Americas LLC / Crown Americas Capital Corp. II (Containers & Packaging)		7.750%	11/15/2015	1,050,000	1,098,563
Graham Packaging Co. LP / GPC Capital Corp. I (Containers & Packaging)	(b)	8.250%	01/01/2017	1,200,000	1,224,000
Graham Packaging Co. LP / GPC Capital Corp. I (Containers & Packaging)	(b)	8.250%	10/01/2018	300,000	306,375
Graphic Packaging International, Inc. (Containers & Packaging)		9.500%	08/15/2013	643,000	659,879
Graphic Packaging International, Inc. (Containers & Packaging)		9.500%	06/15/2017	550,000	588,500
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	515,969
Owens-Brockway Glass Container, Inc. (Containers & Packaging)		7.375%	05/15/2016	200,000	216,250
Rock-Tenn Co. (Containers & Packaging)		9.250%	03/15/2016	450,000	496,125
Aleris International, Inc. (Acquired 12/13/2006 through 05/30/2007, Cost $256,970)(Metals & Mining)	(a)(e)(f)	10.000%	12/15/2016	250,000	738
Aleris International, Inc. (Acquired 12/13/2006, Cost $175,000)(Metals & Mining)	(a)(e)(f)	9.000%	12/15/2014	175,000	875
Compass Minerals International, Inc. (Metals & Mining)		8.000%	06/01/2019	275,000	291,844
Boise Paper Holdings LLC Co. (Paper & Forest Products)		9.000%	11/01/2017	875,000	942,813
Clearwater Paper Corp. (Paper & Forest Products)		10.625%	06/15/2016	125,000	141,250
Georgia-Pacific LLC (Paper & Forest Products)	(b)	8.250%	05/01/2016	900,000	1,004,625
NewPage Corp. (Paper & Forest Products)		11.375%	12/31/2014	250,000	227,500
PE Paper Escrow GmbH (Paper & Forest Products)	(b)	12.000%	08/01/2014	375,000	433,801

					21,541,656

TELECOMMUNICATION SERVICES - 5.9%
Clear Channel Worldwide Holdings, Inc. (Diversified Telecom. Svs.)		9.250%	12/15/2017	925,000	992,063
Clear Channel Worldwide Holdings, Inc. (Diversified Telecom. Svs.)		9.250%	12/15/2017	325,000	346,125
GXS Worldwide, Inc. (Diversified Telecom. Svs.)		9.750%	06/15/2015	1,050,000	1,051,313
Insight Communications, Inc. (Diversified Telecom.n Svs.)	(b)	9.375%	07/15/2018	675,000	720,563
tw telecom holdings, Inc. (Diversified Telecom. Svs.)		8.000%	03/01/2018	375,000	394,688
Windstream Corp. (Diversified Telecom. Svs.)	(b)	8.125%	09/01/2018	950,000	988,000
Digicel Group Ltd. (Acquired 02/22/2007 through 07/01/2010, Cost $965,589)(Wireless Telecom. Svs.)	(b)(f)(g)	9.125%	01/15/2015	987,000	1,012,909
Digicel Group Ltd. (Acquired 01/09/2009 through 07/15/2009, Cost $335,767)(Wireless Telecom. Svs.)	(b)(f)(g)	8.875%	01/15/2015	425,000	435,625
Digicel Ltd. (Acquired 03/06/2009 through 01/05/2010, Cost $654,447)(Wireless Telecom. Svs.)	(b)(f)(g)	12.000%	04/01/2014	650,000	760,500
Digicel Ltd. (Acquired 11/23/2009 through 06/25/2010, Cost $413,686)(Wireless Telecom. Svs.)	(b)(f)(g)	8.250%	09/01/2017	425,000	448,375
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		9.250%	11/01/2014	125,000	131,563
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		9.250%	11/01/2014	1,200,000	1,263,000
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	800,000	828,000
Nextel Communications, Inc. (Wireless Telecom. Svs.)		7.375%	08/01/2015	1,200,000	1,212,000
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	3,450,000	3,484,500
Sprint Nextel Corp. (Wireless Telecom. Svs.)		6.000%	12/01/2016	725,000	719,563
Sprint Nextel Corp. (Wireless Telecom. Svs.)		8.375%	08/15/2017	325,000	354,250
Susser Holdings LLC / Susser Finance Corp. (Wireless Telecom. Svs.)		8.500%	05/15/2016	125,000	130,625

					15,273,662

UTILITIES - 2.3%
Edison Mission Energy (Electric Utilities)		7.750%	06/15/2016	250,000	196,875
Edison Mission Energy (Electric Utilities)		7.000%	05/15/2017	500,000	363,750
Energy Future Intermediate Holding Co LLC, Inc. (Electric Utilities)		10.000%	12/01/2020	500,000	498,708
NV Energy, Inc. (Electric Utilities)		6.750%	08/15/2017	425,000	439,578
Texas Competitive Electric Holdings Co LLC (Electric Utilities)		10.250%	11/01/2015	850,000	561,000
Texas Competitive Electric Holdings Co LLC (Electric Utilities)	(d)	10.250%	11/01/2015	250,000	165,000
Amerigas Partners LP (Gas Utilities)		7.250%	05/20/2015	425,000	442,000

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 96.1%		Rate	Maturity	Face Amount	Value

AmeriGas Partners LP Finance Corp. (Gas Utilities)		7.125%	05/20/2016	400,000	419,000
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	03/15/2020	200,000	213,500
Dynegy Holdings, Inc. (Ind. Power Prod. & Energy Traders)		7.750%	06/01/2019	525,000	362,250
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.250%	02/01/2014	175,000	180,031
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.375%	01/15/2017	200,000	205,500
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.375%	02/01/2016	775,000	799,219
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(b)	8.250%	09/01/2020	750,000	777,188
FPL Energy National Wind Portfolio LLC (Multi-Utilities)	(b)	6.125%	03/25/2019	217,144	207,492

					5,831,091

Total Corporate Bonds (Cost $235,211,826)					$248,612,640

Convertible Bonds - 0.1%	Rate	Maturity	Face Amount	Value

INDUSTRIALS - 0.1%
School Specialty, Inc. (Professional Svs.)	3.750%	11/30/2026	$225,000	$219,375

Total Convertible Bonds (Cost $206,669)				$219,375

Preferred Stocks - 0.1%		Shares	Value

FINANCIALS - 0.1%
Ally Financial, Inc. (Consumer Finance)	(b)	346	$317,455

Total Preferred Stocks (Cost $0)			$317,455

Common Stocks - 0.1%	Shares	Value

CONSUMER DISCRETIONARY - 0.1%
Dex One Corp. (Media)	9,601	$117,900

Total Common Stocks (Cost $1,578,783)		$117,900

Other - 0.0%		Shares	Value

SuperMedia, Inc. Litigation Trust Interests (Acquired 1/4/2010, Cost $0)	(a)(c)(f)	625,000	$4,688

Total Other (Cost $0)			$4,688

Money Market Funds - 0.5%		Shares	Value

Fidelity Institutional Money Market Funds Money Market Portfolio - Class I		1,405,000	$1,405,000

Total Money Market Funds (Cost $1,405,000)			$1,405,000

Total Investments (Cost $238,402,278) - 96.9%	(h)		$250,677,058
Other Assets in Excess of Liabilities - 3.1%			7,965,705

Net Assets - 100.0%			$258,642,763

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2010, the value of these securities totaled $81,355,763 or 31.5% of the Portfolio’s net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	A market quotation for this investment was not readily available at September 30, 2010. As discussed in Note 2 of the Notes to Schedule of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board. This security represents $4,688 or 0.0% of the Portfolio’s net assets.

(d)	Security is a variable rate instrument in which the coupon rate is adjusted quarterly, or semi-annually in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2010.

(e)	Represents a security that is in default. Unless otherwise noted by (f) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(f)	Represents a security deemed to be illiquid. At September 30, 2010, the value of illiquid securities in the Portfolio totaled $3,177,323 or 1.2% of the Portfolio’s net assets.

(g)	Denotes a restricted security that is subject to a contractual restriction on public sales. At September 30, 2010, the value of this security totaled $3,061,659 or 1.2% of the Portfolio’s net assets. This security is deemed illiquid pursuant to procedures approved by the Board of Directors.

(h)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.8%		Shares	Value

CONSUMER DISCRETIONARY - 19.5%
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(a)	66,528	$600,082
Gentex Corp. (Auto Components)		20,995	409,612
Sotheby’s (Diversified Consumer Svs.)		16,600	611,212
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	21,160	739,542
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	28,180	793,549
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		8,786	320,338
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	39,675	442,376
Shuffle Master, Inc. (Hotels, Restaurants & Leisure)	(a)	62,716	527,442
Universal Electronics, Inc. (Household Durables)	(a)	25,136	524,086
Chico’s FAS, Inc. (Specialty Retail)		55,495	583,807
Genesco, Inc. (Specialty Retail)	(a)	35,336	1,055,840
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	32,248	885,208
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	13,574	557,348

			8,050,442

CONSUMER STAPLES - 2.4%
Dean Foods Co. (Food Products)	(a)	55,375	565,379
Herbalife Ltd. (Personal Products)		6,890	415,811

			981,190

ENERGY - 6.5%
Lufkin Industries, Inc. (Energy Equip. & Svs.)		25,820	1,133,498
OYO Geospace Corp. (Energy Equip. & Svs.)	(a)	13,465	779,354
Brigham Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	11,330	212,437
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	28,011	542,573

			2,667,862

FINANCIALS - 4.8%
Duff & Phelps Corp. Class A (Capital Markets)		18,135	244,278
optionsXpress Holdings, Inc. (Capital Markets)	(a)	10,760	165,274
UMB Financial Corp. (Commercial Banks)		5,200	184,652
Cash America International, Inc. (Consumer Finance)		23,628	826,980
Redwood Trust, Inc. (Real Estate Investment Trusts)		20,676	298,975
MGIC Investment Corp. (Thrifts & Mortgage Finance)	(a)	27,877	257,305

			1,977,464

HEALTH CARE - 16.7%
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	17,730	396,265
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	11,045	302,633
Seattle Genetics, Inc. (Biotechnology)	(a)	16,220	251,897
American Medical Systems Holdings, Inc. (Health Care Equip. & Supplies)	(a)	30,710	601,302
Cutera, Inc. (Health Care Equip. & Supplies)	(a)	14,201	115,028
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	13,600	490,144
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	21,804	806,312
Centene Corp. (Health Care Providers & Svs.)	(a)	18,595	438,656
Genoptix, Inc. (Health Care Providers & Svs.)	(a)	14,515	206,113
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	44,139	815,247
MedAssets, Inc. (Health Care Technology)	(a)	21,206	446,174
Quality Systems, Inc. (Health Care Technology)		12,113	803,213
Vital Images, Inc. (Health Care Technology)	(a)	11,725	155,122
Bruker Corp. (Life Sciences Tools & Svs.)	(a)	28,885	405,257
ICON PLC — ADR (Life Sciences Tools & Svs.)	(a)	19,389	419,190
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	6,280	249,442

			6,901,995

INDUSTRIALS - 15.3%
Triumph Group, Inc. (Aerospace & Defense)		5,697	424,939
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	7,580	381,274
Geo Group, Inc. / The (Commercial Svs. & Supplies)	(a)	35,135	820,402
Waste Connections, Inc. (Commercial Svs. & Supplies)	(a)	19,748	783,206
Northwest Pipe Co. (Construction & Engineering)	(a)	15,825	276,937
GrafTech International Ltd. (Electrical Equip.)	(a)	51,140	799,318
Regal-Beloit Corp. (Electrical Equip.)		11,067	649,522
ArvinMeritor, Inc. (Machinery)	(a)	38,150	592,851
WABCO Holdings, Inc. (Machinery)	(a)	18,506	776,142
FTI Consulting, Inc. (Professional Svs.)	(a)	7,530	261,216
Landstar System, Inc. (Road & Rail)		14,775	570,611

			6,336,418

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.8%		Shares	Value

INFORMATION TECHNOLOGY - 28.4%
EMS Technologies, Inc. (Communications Equip.)	(a)	27,785	517,635
Riverbed Technology, Inc. (Communications Equip.)	(a)	18,000	820,440
Netezza Corp. (Computers & Peripherals)	(a)	30,723	827,985
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,095	683,971
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	21,130	806,532
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	24,045	311,623
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	81,333	586,411
Rubicon Technology, Inc. (Semiconductors & Equip.)	(a)	16,440	373,024
Teradyne, Inc. (Semiconductors & Equip.)	(a)	31,245	348,069
Varian Semiconductor Equipment Associates, Inc. (Semiconductors & Equip.)	(a)	16,575	477,029
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	12,130	422,973
ANSYS, Inc. (Software)	(a)	17,830	753,318
ArcSight, Inc. (Software)	(a)	2,736	119,180
Informatica Corp. (Software)	(a)	29,595	1,136,744
Progress Software Corp. (Software)	(a)	6,173	204,326
Radiant Systems, Inc. (Software)	(a)	25,055	428,440
Rovi Corp. (Software)	(a)	27,710	1,396,861
SuccessFactors, Inc. (Software)	(a)	18,897	474,504
TIBCO Software, Inc. (Software)	(a)	58,256	1,033,461

			11,722,526

MATERIALS - 5.2%
Huntsman Corp. (Chemicals)		101,427	1,172,496
Intrepid Potash, Inc. (Chemicals)	(a)	19,125	498,589
Titanium Metals Corp. (Metals & Mining)	(a)	23,930	477,643

			2,148,728

Total Common Stocks (Cost $31,110,012)			$40,786,625

Warrants - 0.0%		Quantity	Value

INFORMATION TECHNOLOGY - 0.0%
Lantronix, Inc. (Communications Equipment)
Expiration: February, 2011,
Exercise Price: $28.08	(a)(b)	305	$—

Total Warrants (Cost $0)			$—

Money Market Funds - 1.4%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		596,000	$596,000

Total Money Market Funds (Cost $596,000)			$596,000

Total Investments - 100.2% (Cost $31,706,012)	(c)		$41,382,625
Liabilities in Excess of Other Assets - (0.2)%			(102,860)

Net Assets - 100.0%			$41,279,765

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Market quotations for these investments were not readily available at September 30, 2010. As discussed in Note 2 of the Notes to Financial Statements, prices for these issues were derived from estimates of fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board. At September 30, 2010, the value of these securities totaled $0 or 0.0% of the Portfolio’s net assets.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.4%		Shares	Value

CONSUMER DISCRETIONARY - 15.1%
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	3,575	$183,576
Starbucks Corp. (Hotels, Restaurants & Leisure)		24,600	629,268
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		3,225	279,833
Garmin Ltd. (Household Durables)		4,325	131,264
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,100	1,115,126
Expedia, Inc. (Internet & Catalog Retail)		6,675	188,302
Liberty Media Corp - Interactive (Internet & Catalog Retail)	(a)	13,100	179,601
priceline.com, Inc. (Internet & Catalog Retail)	(a)	1,225	426,716
Mattel, Inc. (Leisure Equip. & Products)		9,825	230,494
Comcast Corp. Class A (Media)		34,622	625,966
DIRECTV Class A (Media)	(a)	15,075	627,572
DISH Network Corp. Class A (Media)		5,160	98,866
News Corp. Class A (Media)		34,050	444,693
Virgin Media, Inc. (Media)		8,125	187,037
Sears Holdings Corp. (Multiline Retail)	(a)	2,775	200,189
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	8,475	367,900
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	3,300	175,560
Ross Stores, Inc. (Specialty Retail)		2,950	161,129
Staples, Inc. (Specialty Retail)		11,725	245,287
Urban Outfitters, Inc. (Specialty Retail)	(a)	3,975	124,974

			6,623,353

CONSUMER STAPLES - 0.8%
Costco Wholesale Corp. (Food & Staples Retailing)		5,535	356,952

HEALTH CARE - 14.0%
Amgen, Inc. (Biotechnology)	(a)	10,672	588,134
Biogen Idec, Inc. (Biotechnology)	(a)	6,275	352,153
Celgene Corp. (Biotechnology)	(a)	10,875	626,509
Cephalon, Inc. (Biotechnology)	(a)	1,750	109,270
Genzyme Corp. (Biotechnology)	(a)	7,625	539,774
Gilead Sciences, Inc. (Biotechnology)	(a)	19,725	702,407
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,075	175,443
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		3,275	104,702
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	6,500	104,065
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	950	269,553
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	11,575	563,702
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,175	127,411
Patterson Cos., Inc. (Health Care Providers & Svs.)		2,830	81,079
Cerner Corp. (Health Care Technology)	(a)	1,975	165,880
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	2,925	143,910
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	4,425	206,603
QIAGEN NV (Life Sciences Tools & Svs.)	(a)	5,625	99,788
Mylan, Inc. (Pharmaceuticals)	(a)	7,500	141,075
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)		17,510	923,653
Warner Chilcott PLC Class A (Pharmaceuticals)		6,000	134,640

			6,159,751

INDUSTRIALS - 4.0%
CH Robinson Worldwide, Inc. (Air Freight & Logistics)		3,925	274,436
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,975	229,994
Cintas Corp. (Commercial Svs. & Supplies)		4,375	120,531
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	2,150	149,382
Foster Wheeler AG (Construction & Engineering)	(a)	3,175	77,661
Joy Global, Inc. (Machinery)		2,425	170,526
PACCAR, Inc. (Machinery)		9,764	470,137
JB Hunt Transport Services, Inc. (Road & Rail)		2,950	102,365
Fastenal Co. (Trading Companies & Distributors)		3,375	179,516

			1,774,548

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.4%		Shares	Value

INFORMATION TECHNOLOGY - 63.2%
Cisco Systems, Inc. (Communications Equip.)	(a)	48,750	1,067,625
QUALCOMM, Inc. (Communications Equip.)		46,270	2,087,702
Research In Motion Ltd. (Communications Equip.)	(a)	12,625	614,711
Apple, Inc. (Computers & Peripherals)	(a)	30,445	8,638,769
Dell, Inc. (Computers & Peripherals)	(a)	17,100	221,616
Logitech International SA (Computers & Peripherals)	(a)	4,100	71,340
NetApp, Inc. (Computers & Peripherals)	(a)	8,935	444,874
SanDisk Corp. (Computers & Peripherals)	(a)	5,650	207,072
Seagate Technology PLC (Computers & Peripherals)	(a)	11,250	132,525
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	20,375	123,065
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,950	101,515
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	6,550	672,161
eBay, Inc. (Internet Software & Svs.)	(a)	23,385	570,594
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,575	1,879,699
VeriSign, Inc. (Internet Software & Svs.)	(a)	3,930	124,738
Yahoo!, Inc. (Internet Software & Svs.)	(a)	15,485	219,422
Automatic Data Processing, Inc. (IT Svs.)		8,300	348,849
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	7,000	451,290
Fiserv, Inc. (IT Svs.)	(a)	4,487	241,490
Infosys Technologies Ltd. - ADR (IT Svs.)		2,625	176,689
Paychex, Inc. (IT Svs.)		8,195	225,281
Altera Corp. (Semiconductors & Equip.)		10,325	311,402
Applied Materials, Inc. (Semiconductors & Equip.)		16,600	193,888
Broadcom Corp. Class A (Semiconductors & Equip.)		9,775	345,937
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,800	265,230
Intel Corp. (Semiconductors & Equip.)		46,595	896,022
KLA-Tencor Corp. (Semiconductors & Equip.)		4,850	170,866
Lam Research Corp. (Semiconductors & Equip.)	(a)	3,075	128,689
Linear Technology Corp. (Semiconductors & Equip.)		7,180	220,641
Marvell Technology Group Ltd. (Semiconductors & Equip.)	(a)	14,825	259,586
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		7,025	130,033
Microchip Technology, Inc. (Semiconductors & Equip.)		3,700	116,365
NVIDIA Corp. (Semiconductors & Equip.)	(a)	13,462	157,236
Xilinx, Inc. (Semiconductors & Equip.)		8,205	218,335
Activision Blizzard, Inc. (Software)		26,125	282,672
Adobe Systems, Inc. (Software)	(a)	12,305	321,776
Autodesk, Inc. (Software)	(a)	5,650	180,631
BMC Software, Inc. (Software)	(a)	4,975	201,388
CA, Inc. (Software)		11,850	250,272
Check Point Software Technologies Ltd. (Software)	(a)	4,895	180,772
Citrix Systems, Inc. (Software)	(a)	5,300	361,672
Electronic Arts, Inc. (Software)	(a)	7,955	130,701
Intuit, Inc. (Software)	(a)	9,455	414,224
Microsoft Corp. (Software)		71,175	1,743,076
Oracle Corp. (Software)		50,085	1,344,782
Symantec Corp. (Software)	(a)	19,723	299,198

			27,746,421

MATERIALS - 0.4%
Sigma-Aldrich Corp. (Chemicals)		2,775	167,555

TELECOMMUNICATION SERVICES - 1.9%
Millicom International Cellular SA (Wireless Telecom. Svs.)		2,525	242,274
NII Holdings, Inc. (Wireless Telecom. Svs.)	(a)	3,900	160,290
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		16,900	419,289

			821,853

Total Common Stocks (Cost $33,573,600)			$43,650,433

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Exchange Traded Funds - 1.6%		Shares	Value

PowerShares QQQ		13,965	$685,402

Total Exchange Traded Funds (Cost $620,652)			$685,402

Total Investments - 101.0% (Cost $34,194,252)	(b)		$44,335,835
Liabilities in Excess of Other Assets - (1.0)%			(435,339)

Net Assets - 100.0%			$43,900,496

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.7%		Shares	Value

CONSUMER DISCRETIONARY - 13.5%
Johnson Controls, Inc. (Auto Components)		102,000	$3,111,000
McDonald’s Corp. (Hotels, Restaurants & Leisure)		32,300	2,406,673
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	15,800	2,481,548
Viacom, Inc. Class B (Media)		93,900	3,398,241
Walt Disney Co. / The (Media)		89,000	2,946,790
Target Corp. (Multiline Retail)		59,000	3,152,960
Tiffany & Co. (Specialty Retail)		40,000	1,879,600
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		38,200	3,061,348

			22,438,160

CONSUMER STAPLES - 5.2%
PepsiCo, Inc. (Beverages)		47,100	3,129,324
JM Smucker Co. / The (Food Products)		43,300	2,620,949
Ralcorp Holdings, Inc. (Food Products)	(a)	51,100	2,988,328

			8,738,601

ENERGY - 8.1%
Schlumberger Ltd. (Energy Equip. & Svs.)		23,000	1,417,030
Apache Corp. (Oil, Gas & Consumable Fuels)		18,900	1,847,664
Chevron Corp. (Oil, Gas & Consumable Fuels)		51,100	4,141,655
Hess Corp. (Oil, Gas & Consumable Fuels)		50,600	2,991,472
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		39,200	3,069,360

			13,467,181

FINANCIALS - 18.6%
Morgan Stanley (Capital Markets)		101,600	2,507,488
State Street Corp. (Capital Markets)		76,100	2,865,926
Huntington Bancshares, Inc. (Commercial Banks)		504,200	2,858,814
U.S. Bancorp (Commercial Banks)		67,700	1,463,674
Bank of America Corp. (Diversified Financial Svs.)		214,500	2,812,095
Citigroup, Inc. (Diversified Financial Svs.)	(a)	876,100	3,416,790
JPMorgan Chase & Co. (Diversified Financial Svs.)		91,300	3,475,791
Hartford Financial Services Group, Inc. (Insurance)		121,200	2,781,540
Lincoln National Corp. (Insurance)		118,500	2,834,520
MetLife, Inc. (Insurance)		74,900	2,879,905
Prudential Financial, Inc. (Insurance)		55,000	2,979,900

			30,876,443

HEALTH CARE - 8.8%
Hospira, Inc. (Health Care Equip. & Supplies)	(a)	52,000	2,964,520
St Jude Medical, Inc. (Health Care Equip. & Supplies)	(a)	8,500	334,390
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		96,300	3,381,093
WellPoint, Inc. (Health Care Providers & Svs.)	(a)	55,300	3,132,192
Allergan, Inc. (Pharmaceuticals)		33,500	2,228,755
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		52,000	1,541,800
Pfizer, Inc. (Pharmaceuticals)		63,000	1,081,710

			14,664,460

INDUSTRIALS - 10.7%
Honeywell International, Inc. (Aerospace & Defense)		73,800	3,242,772
Raytheon Co. (Aerospace & Defense)		68,200	3,117,422
United Parcel Service, Inc. Class B (Air Freight & Logistics)		44,100	2,941,029
Tyco International Ltd. (Industrial Conglomerates)		81,900	3,008,187
Caterpillar, Inc. (Machinery)		27,900	2,195,172
SPX Corp. (Machinery)		51,800	3,277,904

			17,782,486

INFORMATION TECHNOLOGY - 22.3%
Cisco Systems, Inc. (Communications Equip.)	(a)	150,700	3,300,330
QUALCOMM, Inc. (Communications Equip.)		74,100	3,343,392
Apple, Inc. (Computers & Peripherals)	(a)	17,900	5,079,125
Dell, Inc. (Computers & Peripherals)	(a)	258,700	3,352,752
Hewlett-Packard Co. (Computers & Peripherals)		43,800	1,842,666
Google, Inc. Class A (Internet Software & Svs.)	(a)	7,700	4,048,583
International Business Machines Corp. (IT Svs.)		23,400	3,138,876
Altera Corp. (Semiconductors & Equip.)		80,400	2,424,864
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		189,000	3,498,390
SunPower Corp. Class B (Semiconductors & Equip.)	(a)	183,200	2,539,152
Microsoft Corp. (Software)		60,900	1,491,441
Oracle Corp. (Software)		111,700	2,999,145

			37,058,716

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.7%	Shares	Value

MATERIALS - 7.7%
Air Products & Chemicals, Inc. (Chemicals)	34,700	2,873,854
Dow Chemical Co. / The (Chemicals)	102,400	2,811,904
EI du Pont de Nemours & Co. (Chemicals)	57,100	2,547,802
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	23,900	2,040,821
Teck Resources Ltd. (Metals & Mining)	60,200	2,477,832

		12,752,213

TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications, Inc. (Diversified Telecom. Svs.)	91,800	2,991,762

Total Common Stocks (Cost $153,360,883)		$160,770,022

Money Market Funds - 2.3%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,884,000	$3,884,000

Total Money Market Funds (Cost $3,884,000)			$3,884,000

Total Investments - 99.0% (Cost $157,244,883)	(b)		$164,654,022
Other Assets in Excess of Liabilities - 1.0%			1,654,221

Net Assets - 100.0%			$166,308,243

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.8%		Shares	Value

CONSUMER DISCRETIONARY - 17.9%
Cooper Tire & Rubber Co. (Auto Components)		110,000	$2,159,300
California Pizza Kitchen, Inc. (Hotels, Restaurants & Leisure)	(a)	120,000	2,047,200
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)	(a)	60,000	1,588,200
Tupperware Brands Corp. (Household Durables)		50,000	2,288,000
Bebe Stores, Inc. (Specialty Retail)		300,000	2,163,000
Childrens Place Retail Stores, Inc. / The (Specialty Retail)	(a)	47,000	2,292,190
Finish Line, Inc. / The Class A (Specialty Retail)		120,000	1,669,200
Gymboree Corp. (Specialty Retail)	(a)	25,000	1,038,500
Talbots, Inc. (Specialty Retail)	(a)	180,000	2,358,000
Liz Claiborne, Inc. (Textiles, Apparel & Luxury Goods)	(a)	270,100	1,642,208
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	48,000	2,454,240

			21,700,038

CONSUMER STAPLES - 1.1%
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	40,000	1,325,600

ENERGY - 4.9%
Brigham Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	100,000	1,875,000
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	145,000	2,060,450
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	120,000	2,032,800

			5,968,250

FINANCIALS - 3.8%
Knight Capital Group, Inc. Class A (Capital Markets)	(a)	150,000	1,858,500
Stifel Financial Corp. (Capital Markets)	(a)	30,000	1,388,700
Portfolio Recovery Associates, Inc. (Diversified Financial Svs.)	(a)	20,000	1,293,000

			4,540,200

HEALTH CARE - 15.1%
Allos Therapeutics, Inc. (Biotechnology)	(a)	240,400	1,134,688
Exelixis, Inc. (Biotechnology)	(a)	95,000	372,400
Incyte Corp Ltd. (Biotechnology)	(a)	100,000	1,599,000
Pharmasset, Inc. (Biotechnology)	(a)	55,000	1,622,500
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	145,239	1,221,460
American Medical Systems Holdings, Inc. (Health Care Equip. & Supplies)	(a)	30,000	587,400
Arthrocare Corp. (Health Care Equip. & Supplies)	(a)	80,000	2,174,400
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	75,000	2,024,250
athenahealth, Inc. (Health Care Technology)	(a)	85,000	2,806,700
Affymetrix, Inc. (Life Sciences Tools & Svs.)	(a)	200,000	912,000
Nektar Therapeutics (Pharmaceuticals)	(a)	130,000	1,920,100
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	50,000	1,986,000

			18,360,898

INDUSTRIALS - 15.9%
Aerovironment, Inc. (Aerospace & Defense)	(a)	25,000	556,250
EnerNOC, Inc. (Commercial Svs. & Supplies)	(a)	63,000	1,978,830
Tetra Tech, Inc. (Commercial Svs. & Supplies)	(a)	100,000	2,097,000
MasTec, Inc. (Construction & Engineering)	(a)	185,000	1,909,200
Michael Baker Corp. (Construction & Engineering)	(a)	20,000	659,200
Acuity Brands, Inc. (Electrical Equip.)		50,000	2,212,000
GrafTech International Ltd. (Electrical Equip.)	(a)	30,800	481,404
Actuant Corp. Class A (Machinery)		100,000	2,296,000
Astec Industries, Inc. (Machinery)	(a)	62,000	1,768,860
Columbus McKinnon Corp. (Machinery)	(a)	60,000	995,400
Energy Recovery, Inc. (Machinery)	(a)	60,000	215,400
Genco Shipping & Trading Ltd. (Marine)	(a)	110,000	1,753,400
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	55,000	2,386,450

			19,309,394

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 99.8%		Shares	Value

INFORMATION TECHNOLOGY - 33.2%
Emulex Corp. (Communications Equip.)	(a)	150,000	1,566,000
Infinera Corp. (Communications Equip.)	(a)	90,000	1,050,300
comScore, Inc. (Internet Software & Svs.)	(a)	80,000	1,881,600
Digital River, Inc. (Internet Software & Svs.)	(a)	75,000	2,553,000
SAVVIS, Inc. (Internet Software & Svs.)	(a)	122,300	2,578,084
RightNow Technologies, Inc. (IT Svs.)	(a)	58,217	1,146,875
Sapient Corp. (IT Svs.)		200,000	2,394,000
Cavium Networks, Inc. (Semiconductors & Equip.)	(a)	60,000	1,725,600
Fairchild Semiconductor International, Inc. (Semiconductors & Equip.)	(a)	220,000	2,068,000
Formfactor, Inc. (Semiconductors & Equip.)	(a)	70,000	602,000
Micrel, Inc. (Semiconductors & Equip.)		150,000	1,479,000
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	357,900	2,197,506
Semtech Corp. (Semiconductors & Equip.)	(a)	83,125	1,678,294
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	300,000	2,880,000
Volterra Semiconductor Corp. (Semiconductors & Equip.)	(a)	90,000	1,936,800
Informatica Corp. (Software)	(a)	70,000	2,688,700
Kenexa Corp. (Software)	(a)	135,000	2,365,200
Quest Software, Inc. (Software)	(a)	110,000	2,704,900
Solera Holdings, Inc. (Software)		40,000	1,766,400
TIBCO Software, Inc. (Software)	(a)	170,000	3,015,800

			40,278,059

MATERIALS - 7.9%
Olin Corp. (Chemicals)		100,000	2,016,000
Solutia, Inc. (Chemicals)	(a)	130,000	2,082,600
STR Holdings, Inc. (Chemicals)	(a)	95,000	2,046,300
Silgan Holdings, Inc. (Containers & Packaging)		40,000	1,268,000
Stillwater Mining Co. (Metals & Mining)	(a)	130,000	2,189,200

			9,602,100

Total Common Stocks (Cost $105,988,648)			$121,084,539

Money Market Funds - 4.4%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,370,000	$5,370,000

Total Money Market Funds (Cost $5,370,000)			$5,370,000

Total Investments - 104.2% (Cost $111,358,648)	(b)		$126,454,539
Liabilities in Excess of Other Assets - (4.2)%			(5,063,928)

Net Assets - 100.0%			$121,390,611

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.9%		Shares	Value

CONSUMER DISCRETIONARY - 17.2%
McDonald’s Corp. (Hotels, Restaurants & Leisure)		2,070	$154,236
Arbitron, Inc. (Media)		6,700	187,399
DISH Network Corp. Class A (Media)		3,120	59,779
Omnicom Group, Inc. (Media)		3,310	130,679
Time Warner Cable, Inc. (Media)		4,900	264,551
Time Warner, Inc. (Media)		4,250	130,262
Viacom, Inc. Class B (Media)		3,950	142,951
Walt Disney Co. / The (Media)		3,930	130,122
Family Dollar Stores, Inc. (Multiline Retail)		2,300	101,568
Target Corp. (Multiline Retail)		4,580	244,755
Best Buy Co., Inc. (Specialty Retail)		3,030	123,715
GameStop Corp. Class A (Specialty Retail)	(a)	4,230	83,373
Guess?, Inc. (Specialty Retail)		3,360	136,517
TJX Cos., Inc. (Specialty Retail)		2,750	122,733
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		660	52,892
VF Corp. (Textiles, Apparel & Luxury Goods)		1,060	85,881
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		2,480	71,945

			2,223,358

ENERGY - 9.6%
Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	4,800	197,520
Chevron Corp. (Oil, Gas & Consumable Fuels)		3,640	295,022
ConocoPhillips (Oil, Gas & Consumable Fuels)		4,190	240,632
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		1,930	119,255
Massey Energy Co. (Oil, Gas & Consumable Fuels)		6,480	201,010
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		11,020	192,960

			1,246,399

FINANCIALS - 16.0%
U.S. Bancorp (Commercial Banks)		6,060	131,017
Wells Fargo & Co. (Commercial Banks)		9,720	244,264
Cash America International, Inc. (Consumer Finance)		2,030	71,050
Dollar Financial Corp. (Consumer Finance)	(a)	5,530	115,411
Bank of America Corp. (Diversified Financial Svs.)		18,270	239,520
JPMorgan Chase & Co. (Diversified Financial Svs.)		7,560	287,809
Aflac, Inc. (Insurance)		6,920	357,833
Allstate Corp. / The (Insurance)		8,550	269,752
Hartford Financial Services Group, Inc. (Insurance)		2,800	64,260
Prudential Financial, Inc. (Insurance)		5,320	288,238

			2,069,154

INDUSTRIALS - 27.2%
Alliant Techsystems, Inc. (Aerospace & Defense)	(a)	1,690	127,426
General Dynamics Corp. (Aerospace & Defense)		2,070	130,017
Honeywell International, Inc. (Aerospace & Defense)		4,010	176,199
FedEx Corp. (Air Freight & Logistics)		2,300	196,650
United Parcel Service, Inc. Class B (Air Freight & Logistics)		2,010	134,047
Continental Airlines, Inc. Class B (Airlines)	(a)	8,420	209,153
Delta Air Lines, Inc. (Airlines)	(a)	10,980	127,807
Cooper Industries PLC (Electrical Equip.)		3,340	163,426
Emerson Electric Co. (Electrical Equip.)		860	45,288
Thomas & Betts Corp. (Electrical Equip.)	(a)	5,050	207,151
General Electric Co. (Industrial Conglomerates)		24,150	392,438
Siemens AG - ADR (Industrial Conglomerates)		1,530	161,262
Tyco International Ltd. (Industrial Conglomerates)		6,850	251,601
Caterpillar, Inc. (Machinery)		4,090	321,801
Eaton Corp. (Machinery)		1,800	148,482

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.9%		Shares	Value

Harsco Corp. (Machinery)		2,380	58,500
Illinois Tool Works, Inc. (Machinery)		4,060	190,901
Parker Hannifin Corp. (Machinery)		1,090	76,365
Navios Maritime Holdings, Inc. (Marine)		14,930	87,639
CSX Corp. (Road & Rail)		2,740	151,577
Union Pacific Corp. (Road & Rail)		1,920	157,056

			3,514,786

INFORMATION TECHNOLOGY - 14.7%
Cisco Systems, Inc. (Communications Equip.)	(a)	5,310	116,289
Research In Motion Ltd. (Communications Equip.)	(a)	1,550	75,469
Apple, Inc. (Computers & Peripherals)	(a)	730	207,137
Hewlett-Packard Co. (Computers & Peripherals)		6,660	280,186
Avnet, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,460	66,445
Accenture PLC Class A (IT Svs.)		3,120	132,569
International Business Machines Corp. (IT Svs.)		1,650	221,331
Mastercard, Inc. Class A (IT Svs.)		720	161,280
Visa, Inc. (IT Svs.)		2,110	156,689
Intel Corp. (Semiconductors & Equip.)		5,030	96,727
Microsoft Corp. (Software)		15,520	380,085

			1,894,207

MATERIALS - 12.2%
Dow Chemical Co. / The (Chemicals)		4,790	131,533
FMC Corp. (Chemicals)		2,180	149,134
RPM International, Inc. (Chemicals)		6,030	120,118
Barrick Gold Corp. (Metals & Mining)		1,780	82,396
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3,690	315,089
Newmont Mining Corp. (Metals & Mining)		1,210	76,000
Nucor Corp. (Metals & Mining)		4,820	184,124
Steel Dynamics, Inc. (Metals & Mining)		18,070	254,968
Walter Energy, Inc. (Metals & Mining)		3,150	256,063

			1,569,425

TELECOMMUNICATION SERVICES - 1.5%
AT&T, Inc. (Diversified Telecom. Svs.)		6,790	194,194

UTILITIES - 0.5%
DPL, Inc. (Electric Utilities)		2,410	62,973

Total Common Stocks (Cost $12,213,540)			$12,774,496

Money Market Funds - 1.5%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		189,000	$189,000

Total Money Market Funds (Cost $189,000)			$189,000

Total Investments - 100.4% (Cost $12,402,540)	(b)		$12,963,496
Liabilities in Excess of Other Assets - (0.4)%			(47,662)

Net Assets - 100.0%			$12,915,834

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 64.5%		Shares	Value

CONSUMER DISCRETIONARY - 7.3%
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	1,800	$159,498
Sonic Corp. (Hotels, Restaurants & Leisure)	(a)	10,000	80,800
Comcast Corp. Class A (Media)		9,000	162,720
Time Warner Cable, Inc. (Media)		1,500	80,985
Target Corp. (Multiline Retail)		1,520	81,229
Aeropostale, Inc. (Specialty Retail)	(a)	3,500	81,375
GameStop Corp. Class A (Specialty Retail)	(a)	2,500	49,275
Guess?, Inc. (Specialty Retail)		1,500	60,945
Lowe’s Cos., Inc. (Specialty Retail)		3,000	66,870
TJX Cos., Inc. (Specialty Retail)		3,590	160,222

			983,919

CONSUMER STAPLES - 7.0%
PepsiCo, Inc. (Beverages)		2,000	132,880
CVS Caremark Corp. (Food & Staples Retailing)		1,820	57,275
Kroger Co. / The (Food & Staples Retailing)		4,000	86,640
Sysco Corp. (Food & Staples Retailing)		2,200	62,744
Archer-Daniels-Midland Co. (Food Products)		2,000	63,840
Dean Foods Co. (Food Products)	(a)	4,000	40,840
Kellogg Co. (Food Products)		5,000	252,550
Kimberly-Clark Corp. (Household Products)		1,100	71,555
Altria Group, Inc. (Tobacco)		7,000	168,140

			936,464

ENERGY - 4.9%
Tidewater, Inc. (Energy Equip. & Svs.)		3,200	143,392
Chevron Corp. (Oil, Gas & Consumable Fuels)		2,280	184,794
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		3,250	200,817
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,200	72,820
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,520	61,635

			663,458

FINANCIALS - 11.6%
U.S. Bancorp (Commercial Banks)		3,000	64,860
Wells Fargo & Co. (Commercial Banks)		5,000	125,650
World Acceptance Corp. (Consumer Finance)	(a)	1,660	73,305
Bank of America Corp. (Diversified Financial Svs.)		8,000	104,880
Citigroup, Inc. (Diversified Financial Svs.)	(a)	30,000	117,000
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,000	104,720
JPMorgan Chase & Co. (Diversified Financial Svs.)		3,000	114,210
Aflac, Inc. (Insurance)		1,700	87,907
Allstate Corp. / The (Insurance)		2,500	78,875
Delphi Financial Group, Inc. Class A (Insurance)		3,000	74,970
HCC Insurance Holdings, Inc. (Insurance)		4,500	117,405
MetLife, Inc. (Insurance)		1,500	57,675
Reinsurance Group of America, Inc. (Insurance)		1,000	48,290
Sun Life Financial, Inc. (Insurance)		2,500	65,100
Travelers Cos., Inc. / The (Insurance)		1,500	78,150
Willis Group Holdings PLC (Insurance)		3,500	107,870
Annaly Capital Management, Inc. (Real Estate Investment Trusts)		7,800	137,280

			1,558,147

HEALTH CARE - 6.6%
Covidien PLC (Health Care Equip. & Supplies)		720	28,937
Stryker Corp. (Health Care Equip. & Supplies)		740	37,037
Aetna, Inc. (Health Care Providers & Svs.)		3,000	94,830
AmerisourceBergen Corp. (Health Care Providers & Svs.)		2,000	61,320
Cardinal Health, Inc. (Health Care Providers & Svs.)		1,000	33,040
Laboratory Corp of America Holdings (Health Care Providers & Svs.)	(a)	1,800	141,174
McKesson Corp. (Health Care Providers & Svs.)		2,000	123,560
Abbott Laboratories (Pharmaceuticals)		1,500	78,360
Eli Lilly & Co. (Pharmaceuticals)		1,000	36,530
Johnson & Johnson (Pharmaceuticals)		1,550	96,038
Merck & Co., Inc. (Pharmaceuticals)		2,000	73,620
Pfizer, Inc. (Pharmaceuticals)		5,000	85,850

			890,296

INDUSTRIALS - 9.8%
General Dynamics Corp. (Aerospace & Defense)		1,500	94,215
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,300	93,951
Lockheed Martin Corp. (Aerospace & Defense)		400	28,512
Northrop Grumman Corp. (Aerospace & Defense)		500	30,315
Delta Air Lines, Inc. (Airlines)	(a)	6,000	69,840
Cooper Industries PLC (Electrical Equip.)		2,800	137,004
Hubbell, Inc. Class B (Electrical Equip.)		2,000	101,500
Thomas & Betts Corp. (Electrical Equip.)	(a)	1,500	61,530
General Electric Co. (Industrial Conglomerates)		17,500	284,375

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 64.5%		Shares	Value

Danaher Corp. (Machinery)		2,000	81,220
Parker Hannifin Corp. (Machinery)		700	49,042
Snap-On, Inc. (Machinery)		1,500	69,765
FTI Consulting, Inc. (Professional Svs.)	(a)	2,500	86,725
Canadian National Railway Co. (Road & Rail)		1,040	66,581
CSX Corp. (Road & Rail)		1,230	68,044

			1,322,619

INFORMATION TECHNOLOGY - 8.8%
Comtech Telecommunications Corp. (Communications Equip.)	(a)	2,500	68,375
Hewlett-Packard Co. (Computers & Peripherals)		2,580	108,541
Seagate Technology PLC (Computers & Peripherals)	(a)	4,000	47,120
Avnet, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,500	67,525
Accenture PLC Class A (IT Svs.)		3,380	143,616
Automatic Data Processing, Inc. (IT Svs.)		2,500	105,075
CACI International, Inc. Class A (IT Svs.)	(a)	1,500	67,890
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	1,910	123,138
International Business Machines Corp. (IT Svs.)		1,600	214,624
Mastercard, Inc. Class A (IT Svs.)		520	116,480
Microsoft Corp. (Software)		5,020	122,940

			1,185,324

MATERIALS - 4.8%
FMC Corp. (Chemicals)		2,000	136,820
Lubrizol Corp. (Chemicals)		1,200	127,164
Monsanto Co. (Chemicals)		1,700	81,481
Olin Corp. (Chemicals)		3,500	70,560
AngloGold Ashanti Ltd. - ADR (Metals & Mining)		1,700	78,608
Barrick Gold Corp. (Metals & Mining)		1,600	74,064
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		1,000	85,390

			654,087

TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc. (Diversified Telecom. Svs.)		2,300	65,780
SK Telecom Co. Ltd. - ADR (Wireless Telecom. Svs.)		3,500	61,145

			126,925

UTILITIES - 2.8%
Exelon Corp. (Electric Utilities)		2,800	119,224
Consolidated Edison, Inc. (Multi-Utilities)		1,500	72,330
Public Service Enterprise Group, Inc. (Multi-Utilities)		2,500	82,700
RWE AG - ADR (Multi-Utilities)		1,500	101,100

			375,354

Total Common Stocks (Cost $8,492,460)			$8,696,593

Corporate Bonds - 32.8%		Rate	Maturity	Face Amount	Value

CONSUMER DISCRETIONARY - 3.2%
Daimler Finance North America LLC (Automobiles)		6.500%	11/15/2013	$30,000	$34,339
Black & Decker Corp. (Household Durables)		8.950%	04/15/2014	100,000	123,356
Fortune Brands, Inc. (Household Durables)		4.875%	12/01/2013	50,000	53,812
Time Warner Cable, Inc. (Media)		5.000%	02/01/2020	50,000	53,647
Dillard’s, Inc. (Multiline Retail)		9.125%	08/01/2011	46,000	48,300
Nordstrom, Inc. (Multiline Retail)		6.750%	06/01/2014	100,000	117,342

					430,796

CONSUMER STAPLES - 2.1%
CVS Caremark Corp. (Food & Staples Retailing)		4.750%	05/18/2020	50,000	54,490
Kraft Foods, Inc. (Food Products)		6.125%	08/23/2018	100,000	118,362
Reynolds American, Inc. (Tobacco)		7.250%	06/01/2013	100,000	112,403

					285,255

ENERGY - 0.4%
Petrobras International Finance Co - PIFCo (Oil, Gas & Consumable Fuels)		7.750%	09/15/2014	50,000	58,699

FINANCIALS - 16.1%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.125%	01/15/2015	100,000	108,361
Merrill Lynch & Co., Inc. (Capital Markets)		5.450%	02/05/2013	150,000	161,180
Merrill Lynch & Co., Inc. (Capital Markets)	(b)	3.100%	05/05/2014	150,000	147,362
Merrill Lynch & Co., Inc. (Capital Markets)		5.000%	02/03/2014	10,000	10,660
Morgan Stanley (Capital Markets)	(b)	1.006%	10/15/2015	100,000	91,834
Morgan Stanley (Capital Markets)		5.375%	10/15/2015	100,000	107,417
UBS AG (Commercial Banks)		5.875%	12/20/2017	100,000	113,317
Wells Fargo Bank NA (Commercial Banks)	(b)	0.586%	05/16/2016	100,000	92,247
HSBC Finance Corp. (Consumer Finance)	(b)	3.440%	11/10/2013	100,000	99,961
HSBC Finance Corp. (Consumer Finance)		7.000%	05/15/2012	50,000	54,089
HSBC Finance Corp. (Consumer Finance)		6.375%	11/27/2012	50,000	54,713
Bank of America NA (Diversified Financial Svs.)	(b)	0.592%	06/15/2017	50,000	41,891
Bear Stearns Cos. LLC / The (Diversified Financial Svs.)	(b)	0.729%	11/21/2016	50,000	46,834
Citigroup, Inc. (Diversified Financial Svs.)		5.300%	10/17/2012	50,000	53,311
Citigroup, Inc. (Diversified Financial Svs.)		5.125%	05/05/2014	40,000	42,625
Citigroup, Inc. (Diversified Financial Svs.)		6.000%	08/15/2017	50,000	54,106
American International Group, Inc. (Insurance)		5.375%	10/18/2011	50,000	51,875
American International Group, Inc. (Insurance)		8.250%	08/15/2018	200,000	234,000
American International Group, Inc. (Insurance)		4.250%	05/15/2013	100,000	103,750
Delphi Financial Group, Inc. (Insurance)		7.875%	01/31/2020	50,000	56,099
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	50,000	51,764

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Corporate Bonds - 32.8%	Rate	Maturity	Face Amount	Value

Hartford Financial Services Group, Inc. (Insurance)	6.300%	03/15/2018	100,000	108,161
Hartford Financial Services Group, Inc. (Insurance)	5.250%	10/15/2011	50,000	51,873
Prudential Financial, Inc. (Insurance)	6.100%	06/15/2017	50,000	56,095
Prudential Financial, Inc. (Insurance)	5.100%	09/20/2014	100,000	109,407
Swiss Re Solutions Holding Corp. (Insurance)	7.000%	02/15/2026	40,000	44,176
Unum Group (Insurance)	7.190%	02/01/2028	30,000	28,730

				2,175,838

INDUSTRIALS - 2.2%
L-3 Communications Corp. (Aerospace & Defense)	4.750%	07/15/2020	50,000	52,544
General Electric Co. (Industrial Conglomerates)	5.000%	02/01/2013	15,000	16,298
Ingersoll-Rand Global Holding Co. Ltd. (Machinery)	9.500%	04/15/2014	100,000	123,829
Ryder System, Inc. (Road & Rail)	5.000%	04/01/2011	100,000	101,745

				294,416

INFORMATION TECHNOLOGY - 1.6%
Western Union Co. / The (IT Svs.)	5.400%	11/17/2011	100,000	104,438
Xerox Corp. (Office Electronics)	5.650%	05/15/2013	100,000	109,606

				214,044

MATERIALS - 3.6%
Dow Chemical Co. / The (Chemicals)	7.600%	05/15/2014	100,000	116,898
Dow Chemical Co. / The (Chemicals)	6.000%	10/01/2012	100,000	108,404
Rohm and Haas Co. (Chemicals)	5.600%	03/15/2013	200,000	215,604
Alcoa, Inc. (Metals & Mining)	5.720%	02/23/2019	50,000	50,912

				491,818

UTILITIES - 3.6%
Arizona Public Service Co. (Electric Utilities)	6.375%	10/15/2011	50,000	52,694
Exelon Generation Co LLC (Electric Utilities)	5.350%	01/15/2014	100,000	110,971
PSEG Energy Holdings LLC (Electric Utilities)	8.500%	06/15/2011	25,000	25,666
PPL Energy Supply LLC (Ind. Power Prod. & Energy Traders)	6.500%	05/01/2018	250,000	289,732

				479,063

Total Corporate Bonds (Cost $4,017,201)				$4,429,929

U.S. Government Agency Issues - 1.9%	Rate	Maturity	Face Amount	Value

Federal Home Loan Bank	5.375%	08/15/2018	$20,000	$24,281
Federal Home Loan Bank	4.500%	09/16/2013	20,000	22,168
Federal National Mortgage Association	5.500%	03/15/2011	100,000	102,415
Federal National Mortgage Association	5.250%	08/01/2012	100,000	107,927

Total U.S. Government Agency Issues (Cost $240,594)				$256,791

Money Market Funds - 1.1%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		153,000	$153,000

Total Money Market Funds (Cost $153,000)			$153,000

Total Investments - 100.3% (Cost $12,903,255)	(c)		$13,536,313
Liabilities in Excess of Other Assets - (0.3)%			(48,130)

Net Assets - 100.0%			$13,488,183

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Security is a variable rate instrument in which the coupon rate is adjusted monthly or quarterly in concert with U.S. LIBOR or Consumer Price Index. Interest rates stated are those in effect at September 30, 2010.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 100.5%		Shares	Value

CONSUMER DISCRETIONARY - 12.5%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		1,400	$59,892
McDonald’s Corp. (Hotels, Restaurants & Leisure)	(b)	1,700	126,667
DIRECTV Class A (Media)	(a)	1,300	54,119
Time Warner Cable, Inc. (Media)	(b)	1,400	75,586
Time Warner, Inc. (Media)		1,900	58,235
Viacom, Inc. Class B (Media)		1,000	36,190
Walt Disney Co. / The (Media)	(b)	3,700	122,507
Dollar Tree, Inc. (Multiline Retail)	(a)(b)	900	43,884
Family Dollar Stores, Inc. (Multiline Retail)	(b)	1,500	66,240
Target Corp. (Multiline Retail)	(b)	1,200	64,128
AutoZone, Inc. (Specialty Retail)	(a)(b)	400	91,564
JOS A Bank Clothiers, Inc. (Specialty Retail)	(a)(b)	950	40,480
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	400	21,280
Ross Stores, Inc. (Specialty Retail)		700	38,234
TJX Cos., Inc. (Specialty Retail)	(b)	1,700	75,871

			974,877

CONSUMER STAPLES - 8.7%
Constellation Brands, Inc. Class A (Beverages)	(a)	2,000	35,380
PepsiCo, Inc. (Beverages)	(b)	2,392	158,924
Sysco Corp. (Food & Staples Retailing)	(b)	2,300	65,596
Campbell Soup Co. (Food Products)	(b)	3,300	117,975
ConAgra Foods, Inc. (Food Products)	(b)	3,100	68,014
Clorox Co. (Household Products)		800	53,408
Kimberly-Clark Corp. (Household Products)		800	52,040
Altria Group, Inc. (Tobacco)	(b)	3,600	86,472
Reynolds American, Inc. (Tobacco)		700	41,573

			679,382

ENERGY - 7.9%
Halliburton Co. (Energy Equip. & Svs.)		1,600	52,912
Alliance Resource Partners LP (Oil, Gas & Consumable Fuels)		600	35,004
Chevron Corp. (Oil, Gas & Consumable Fuels)	(b)	1,800	145,890
ConocoPhillips (Oil, Gas & Consumable Fuels)	(b)	2,600	149,318
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		600	37,152
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	(b)	900	70,470
Southern Union Co. (Oil, Gas & Consumable Fuels)		1,200	28,872
Sunoco, Inc. (Oil, Gas & Consumable Fuels)		900	32,850
TransCanada Corp. (Oil, Gas & Consumable Fuels)		800	29,696
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2,000	35,020

			617,184

FINANCIALS - 14.8%
Ameriprise Financial, Inc. (Capital Markets)	(b)	500	23,665
Credicorp Ltd. (Commercial Banks)		200	22,780
PNC Financial Services Group, Inc. (Commercial Banks)	(b)	700	36,337
U.S. Bancorp (Commercial Banks)	(b)	3,400	73,508
Wells Fargo & Co. (Commercial Banks)	(b)	5,600	140,728
American Express Co. (Consumer Finance)		1,400	58,842
Ezcorp, Inc. Class A (Consumer Finance)	(a)(b)	1,300	26,052
Bank of America Corp. (Diversified Financial Svs.)	(b)	4,600	60,306
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)	(a)	1,400	27,202
NYSE Euronext (Diversified Financial Svs.)	(b)	2,000	57,140
Allstate Corp. / The (Insurance)	(b)	2,200	69,410
American Financial Group, Inc. (Insurance)		1,300	39,754
Assurant, Inc. (Insurance)		1,100	44,770
Delphi Financial Group, Inc. Class A (Insurance)	(b)	1,500	37,485
Horace Mann Educators Corp. (Insurance)	(b)	4,600	81,788
Loews Corp. (Insurance)		2,000	75,800
Progressive Corp. / The (Insurance)		1,300	27,131
Prudential Financial, Inc. (Insurance)	(b)	1,900	102,942
Torchmark Corp. (Insurance)	(b)	1,300	69,082
Travelers Cos., Inc. / The (Insurance)	(b)	600	31,260
Annaly Capital Management, Inc. (Real Estate Investment Trusts)		1,600	28,160
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)		3,800	27,094

			1,161,236

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 100.5%		Shares	Value

HEALTH CARE - 5.2%
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)(b)	1,100	66,550
Aetna, Inc. (Health Care Providers & Svs.)	(b)	800	25,288
AmerisourceBergen Corp. (Health Care Providers & Svs.)	(b)	900	27,594
Cardinal Health, Inc. (Health Care Providers & Svs.)	(b)	900	29,736
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)(b)	600	29,220
Bristol-Myers Squibb Co. (Pharmaceuticals)		2,700	73,197
Eli Lilly & Co. (Pharmaceuticals)		2,300	84,019
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		800	23,720
Merck & Co., Inc. (Pharmaceuticals)		1,300	47,853

			407,177

INDUSTRIALS - 21.2%
General Dynamics Corp. (Aerospace & Defense)		500	31,405
Honeywell International, Inc. (Aerospace & Defense)		800	35,152
Northrop Grumman Corp. (Aerospace & Defense)	(b)	1,400	84,882
Raytheon Co. (Aerospace & Defense)		800	36,568
United Technologies Corp. (Aerospace & Defense)	(b)	1,400	99,722
United Parcel Service, Inc. Class B (Air Freight & Logistics)		1,200	80,028
Alaska Air Group, Inc. (Airlines)	(a)	1,500	76,545
KBR, Inc. (Construction & Engineering)	(b)	2,000	49,280
AMETEK, Inc. (Electrical Equip.)		1,300	62,101
Cooper Industries PLC (Electrical Equip.)		800	39,144
Thomas & Betts Corp. (Electrical Equip.)	(a)(b)	600	24,612
3M Co. (Industrial Conglomerates)	(b)	1,400	121,394
General Electric Co. (Industrial Conglomerates)	(b)	4,200	68,250
Siemens AG - ADR (Industrial Conglomerates)	(b)	300	31,620
Barnes Group, Inc. (Machinery)		2,400	42,216
Caterpillar, Inc. (Machinery)	(b)	1,700	133,756
Deere & Co. (Machinery)		800	55,824
Dover Corp. (Machinery)		700	36,547
Eaton Corp. (Machinery)	(b)	1,000	82,490
PACCAR, Inc. (Machinery)		800	38,520
Parker Hannifin Corp. (Machinery)		500	35,030
Snap-On, Inc. (Machinery)	(b)	1,100	51,161
CSX Corp. (Road & Rail)	(b)	2,700	149,364
Union Pacific Corp. (Road & Rail)	(b)	1,700	139,060
WW Grainger, Inc. (Trading Companies & Distributors)	(b)	500	59,555

			1,664,226

INFORMATION TECHNOLOGY - 13.5%
Cisco Systems, Inc. (Communications Equip.)	(a)	2,200	48,180
Harris Corp. (Communications Equip.)		1,400	62,006
Apple, Inc. (Computers & Peripherals)	(a)(b)	1,000	283,750
Hewlett-Packard Co. (Computers & Peripherals)	(b)	1,800	75,726
eBay, Inc. (Internet Software & Svs.)	(a)	2,300	56,120
Accenture PLC Class A (IT Svs.)		1,100	46,739
Automatic Data Processing, Inc. (IT Svs.)		800	33,624
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	500	32,235
Altera Corp. (Semiconductors & Equip.)		2,500	75,400
Intel Corp. (Semiconductors & Equip.)	(b)	5,100	98,073
Texas Instruments, Inc. (Semiconductors & Equip.)		1,700	46,138
Intuit, Inc. (Software)	(a)	600	26,286
Microsoft Corp. (Software)	(b)	7,000	171,430

			1,055,707

MATERIALS - 6.0%
FMC Corp. (Chemicals)		400	27,364
Lubrizol Corp. (Chemicals)	(b)	800	84,776
Olin Corp. (Chemicals)	(b)	3,800	76,608
Barrick Gold Corp. (Metals & Mining)		600	27,774
BHP Billiton Ltd. - ADR (Metals & Mining)		400	30,528
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	(b)	800	68,312
Newmont Mining Corp. (Metals & Mining)	(b)	400	25,124
Nucor Corp. (Metals & Mining)	(b)	900	34,380
Steel Dynamics, Inc. (Metals & Mining)	(b)	1,600	22,576
Vale SA - ADR (Metals & Mining)		1,200	37,524
Walter Energy, Inc. (Metals & Mining)		400	32,516

			467,482

TELECOMMUNICATION SERVICES - 4.0%
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	6,000	171,600
Verizon Communications, Inc. (Diversified Telecom. Svs.)	(b)	3,000	97,770
America Movil SAB de CV - ADR (Wireless Telecom. Svs.)		800	42,664

			312,034

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 100.5%		Shares	Value

UTILITIES - 6.7%
American Electric Power Co., Inc. (Electric Utilities)	(b)	1,800	65,214
Entergy Corp. (Electric Utilities)		600	45,918
FirstEnergy Corp. (Electric Utilities)		1,900	73,226
Southern Co. (Electric Utilities)	(b)	2,300	85,652
AGL Resources, Inc. (Gas Utilities)	(b)	1,800	69,048
Oneok, Inc. (Gas Utilities)		1,100	49,544
Wisconsin Energy Corp. (Multi-Utilities)	(b)	1,400	80,920
Xcel Energy, Inc. (Multi-Utilities)		2,400	55,128

			524,650

Total Common Stocks (Cost $7,153,422)			$7,863,955

Purchased Options - 0.2%	Contracts (c)	Value

S&P 500 Index Put Option
Expiration: October 2010, Exercise Price: $1,080.00	19	$7,505
Expiration: October 2010, Exercise Price: $1,010.00	16	2,000
Expiration: November 2010, Exercise Price: $1,010.00	10	8,040

Total Purchased Options (Cost $39,170)		$17,545

Money Market Funds - 4.0%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		311,000	$311,000

Total Money Market Funds (Cost $311,000)			$311,000

Total Investments - 104.7% (Cost $7,503,592)	(d)		$8,192,500
Total Written Options Outstanding - (1.1)% (see following schedule)			(84,280)
Liabilities in Excess of Other Assets - (3.6)%			(283,396)

Net Assets - 100.0%			$7,824,824

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

(c)	100 shares per contract.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Written Options Outstanding	September 30, 2010 (Unaudited)

	Contracts*	Value

S&P 500 Index Call Option
Expiration: October 2010, Exercise Price: $1,130.00	23	$56,350
S&P 500 Index Call Option
Expiration: October 2010, Exercise Price: $1,145.00	19	27,930

Total Written Options Outstanding (Premiums received $80,038)	42	$84,280

*	100 shares per contract.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%		Shares	Value

CONSUMER DISCRETIONARY - 17.6%
Fuel Systems Solutions, Inc. (Auto Components)	(a)	753	$29,450
Lincoln Educational Services Corp. (Diversified Consumer Svs.)	(a)	2,530	36,457
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)		3,070	86,175
California Pizza Kitchen, Inc. (Hotels, Restaurants & Leisure)	(a)	2,417	41,234
Peet’s Coffee & Tea, Inc. (Hotels, Restaurants & Leisure)	(a)	1,282	43,883
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	(a)	7,013	98,603
Garmin Ltd. (Household Durables)		3,745	113,661
National Presto Industries, Inc. (Household Durables)		672	71,548
Tupperware Brands Corp. (Household Durables)		2,220	101,587
NetFlix, Inc. (Internet & Catalog Retail)	(a)	1,967	318,969
priceline.com, Inc. (Internet & Catalog Retail)	(a)	2,609	908,819
DISH Network Corp. Class A (Media)		3,922	75,146
Virgin Media, Inc. (Media)		6,281	144,589
Big 5 Sporting Goods Corp. (Specialty Retail)		1,827	24,518
Dress Barn, Inc. / The (Specialty Retail)	(a)	2,563	60,871
DSW, Inc. Class A (Specialty Retail)	(a)	1,195	34,296
Genesco, Inc. (Specialty Retail)	(a)	2,294	68,545
Guess?, Inc. (Specialty Retail)		3,244	131,804
Hibbett Sports, Inc. (Specialty Retail)	(a)	2,808	70,060
J Crew Group, Inc. (Specialty Retail)	(a)	2,257	75,880
Jo-Ann Stores, Inc. (Specialty Retail)	(a)	941	41,922
JOS A Bank Clothiers, Inc. (Specialty Retail)	(a)	2,673	113,896
Men’s Wearhouse, Inc. / The (Specialty Retail)		5,184	123,327
TJX Cos., Inc. (Specialty Retail)		3,732	166,559
Urban Outfitters, Inc. (Specialty Retail)	(a)	9,134	287,173
Coach, Inc. (Textiles, Apparel & Luxury Goods)		2,826	121,405
Culp, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,243	31,781
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,301	64,998
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	1,146	47,055
True Religion Apparel, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,457	52,432

			3,586,643

CONSUMER STAPLES - 11.9%
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	4,150	137,531
Wal-Mart Stores, Inc. (Food & Staples Retailing)		11,752	628,967
Mead Johnson Nutrition Co. (Food Products)		746	42,455
TreeHouse Foods, Inc. (Food Products)	(a)	3,176	146,414
Procter & Gamble Co. / The (Household Products)		10,397	623,508
Herbalife Ltd. (Personal Products)		2,142	129,270
NBTY, Inc. (Personal Products)	(a)	2,172	119,416
Nu Skin Enterprises, Inc. (Personal Products)		2,204	63,475
Lorillard, Inc. (Tobacco)		580	46,580
Philip Morris International, Inc. (Tobacco)		6,906	386,874
Universal Corp. (Tobacco)		2,470	99,022

			2,423,512

ENERGY - 6.9%
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	1,228	83,860
Hornbeck Offshore Services, Inc. (Energy Equip. & Svs.)	(a)	2,526	49,232
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		4,199	186,729
BP PLC - ADR (Oil, Gas & Consumable Fuels)		4,571	188,188
ENI SpA - ADR (Oil, Gas & Consumable Fuels)		5,210	224,968
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		2,681	131,396
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		569	17,150
Repsol YPF SA - ADR (Oil, Gas & Consumable Fuels)		9,866	253,852
Royal Dutch Shell PLC - ADR (Oil, Gas & Consumable Fuels)		4,383	264,295

			1,399,670

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%		Shares	Value

FINANCIALS - 6.8%
Franklin Resources, Inc. (Capital Markets)		2,500	267,250
GFI Group, Inc. (Capital Markets)		11,898	55,207
T Rowe Price Group, Inc. (Capital Markets)		2,784	139,381
Banco Santander SA - ADR (Commercial Banks)		16,017	202,775
Travelers Cos., Inc. / The (Insurance)		12,696	661,462
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		1,770	62,481

			1,388,556

HEALTH CARE - 14.0%
Abaxis, Inc. (Health Care Equip. & Supplies)	(a)	2,119	48,949
Baxter International, Inc. (Health Care Equip. & Supplies)		4,175	199,189
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	2,067	586,491
Stryker Corp. (Health Care Equip. & Supplies)		2,753	137,788
Zoll Medical Corp. (Health Care Equip. & Supplies)	(a)	2,124	68,541
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	2,548	150,179
Kindred Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3,877	50,478
Cerner Corp. (Health Care Technology)	(a)	1,543	129,597
Computer Programs & Systems, Inc. (Health Care Technology)		1,067	45,422
MedAssets, Inc. (Health Care Technology)	(a)	5,531	116,372
Dionex Corp. (Life Sciences Tools & Svs.)	(a)	1,721	148,763
Parexel International Corp. (Life Sciences Tools & Svs.)	(a)	5,672	131,193
Waters Corp. (Life Sciences Tools & Svs.)	(a)	651	46,078
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		6,255	247,198
Merck & Co., Inc. (Pharmaceuticals)		17,218	633,795
Warner Chilcott PLC Class A (Pharmaceuticals)		4,723	105,984

			2,846,017

INDUSTRIALS - 6.1%
GeoEye, Inc. (Aerospace & Defense)	(a)	1,857	75,171
United Technologies Corp. (Aerospace & Defense)		4,278	304,722
EnergySolutions, Inc. (Commercial Svs. & Supplies)		8,670	43,610
Foster Wheeler AG (Construction & Engineering)	(a)	1,062	25,977
Baldor Electric Co. (Electrical Equip.)		4,543	183,537
Chart Industries, Inc. (Machinery)	(a)	2,812	57,252
Flowserve Corp. (Machinery)		258	28,230
Joy Global, Inc. (Machinery)		1,928	135,577
Middleby Corp. (Machinery)	(a)	1,790	113,468
Robbins & Myers, Inc. (Machinery)		3,265	87,437
Dun & Bradstreet Corp. (Professional Svs.)		237	17,571
WESCO International, Inc. (Trading Companies & Distributors)	(a)	4,186	164,468

			1,237,020

INFORMATION TECHNOLOGY - 21.0%
Netezza Corp. (Computers & Peripherals)	(a)	5,881	158,493
Western Digital Corp. (Computers & Peripherals)	(a)	7,791	221,186
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		619	30,319
Scansource, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,577	71,486
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	4,969	509,919
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	13,948	899,228
Infosys Technologies Ltd. - ADR (IT Svs.)		10,797	726,746
International Business Machines Corp. (IT Svs.)		4,800	643,872
Teradata Corp. (IT Svs.)	(a)	626	24,139
Unisys Corp. (IT Svs.)	(a)	1,505	41,989
Wright Express Corp. (IT Svs.)	(a)	1,334	47,637
Lawson Software, Inc. (Software)	(a)	15,823	134,021
Microsoft Corp. (Software)		25,753	630,691
Progress Software Corp. (Software)	(a)	3,861	127,799

			4,267,525

MATERIALS - 0.6%
Koppers Holdings, Inc. (Chemicals)		1,976	53,095
NewMarket Corp. (Chemicals)		532	60,478

			113,573

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%		Shares	Value

TELECOMMUNICATION SERVICES - 11.0%
AT&T, Inc. (Diversified Telecom. Svs.)		22,532	644,415
Cogent Communications Group, Inc. (Diversified Telecom. Svs.)	(a)	4,397	41,640
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		17,964	244,849
France Telecom SA - ADR (Diversified Telecom. Svs.)		10,427	224,493
Neutral Tandem, Inc. (Diversified Telecom. Svs.)	(a)	3,293	39,351
Telefonica SA - ADR (Diversified Telecom. Svs.)		3,165	234,685
NII Holdings, Inc. (Wireless Telecom. Svs.)	(a)	8,928	366,941
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)	(a)	6,788	153,884
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		11,509	285,538

			2,235,796

UTILITIES - 2.6%
Questar Corp. (Gas Utilities)		569	9,975
National Grid PLC - ADR (Multi-Utilities)		4,886	208,828
Public Service Enterprise Group, Inc. (Multi-Utilities)		1,618	53,523
Sempra Energy (Multi-Utilities)		789	42,448
Veolia Environnement - ADR (Multi-Utilities)		7,981	210,379

			525,153

Total Common Stocks (Cost $18,592,979)			$20,023,465

Money Market Funds - 2.5%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		511,000	$511,000

Total Money Market Funds (Cost $511,000)			$511,000

Total Investments - 101.0% (Cost $19,103,979)	(b)		$20,534,465
Liabilities in Excess of Other Assets - (1.0)%			(210,123)

Net Assets - 100.0%			$20,324,342

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depository Receipts

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%		Shares	Value

CONSUMER DISCRETIONARY - 24.3%
Fuel Systems Solutions, Inc. (Auto Components)	(a)	2,779	$108,687
Tupperware Brands Corp. (Household Durables)		8,190	374,774
NetFlix, Inc. (Internet & Catalog Retail)	(a)	6,654	1,079,013
priceline.com, Inc. (Internet & Catalog Retail)	(a)	4,864	1,694,326
Big 5 Sporting Goods Corp. (Specialty Retail)		6,741	90,464
Dress Barn, Inc. / The (Specialty Retail)	(a)	9,459	224,651
DSW, Inc. Class A (Specialty Retail)	(a)	4,411	126,596
Guess?, Inc. (Specialty Retail)		11,965	486,138
J Crew Group, Inc. (Specialty Retail)	(a)	8,329	280,021
Jo-Ann Stores, Inc. (Specialty Retail)	(a)	3,476	154,856
Urban Outfitters, Inc. (Specialty Retail)	(a)	21,917	689,070
Culp, Inc. (Textiles, Apparel & Luxury Goods)	(a)	11,961	117,218
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	4,800	239,808
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	4,228	173,602

			5,839,224

CONSUMER STAPLES - 9.3%
Kraft Foods, Inc. Class A (Food Products)		19,818	611,583
Herbalife Ltd. (Personal Products)		7,904	477,006
NBTY, Inc. (Personal Products)	(a)	8,007	440,225
Nu Skin Enterprises, Inc. (Personal Products)		8,129	234,115
Universal Corp. (Tobacco)		11,672	467,930

			2,230,859

FINANCIALS - 25.6%
BB&T Corp. (Commercial Banks)		21,318	513,337
FNB Corp. (Commercial Banks)		78,850	674,956
Trustmark Corp. (Commercial Banks)		23,898	519,543
United Bankshares, Inc. (Commercial Banks)		26,450	658,341
Allstate Corp. / The (Insurance)		17,846	563,041
Cincinnati Financial Corp. (Insurance)		20,624	595,002
Mercury General Corp. (Insurance)		13,719	560,696
Astoria Financial Corp. (Thrifts & Mortgage Finance)		43,519	593,164
First Niagara Financial Group, Inc. (Thrifts & Mortgage Finance)		38,834	452,416
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		37,550	610,188
People’s United Financial, Inc. (Thrifts & Mortgage Finance)		32,451	424,784

			6,165,468

HEALTH CARE - 5.0%
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,217	1,196,532

INFORMATION TECHNOLOGY - 13.0%
Western Digital Corp. (Computers & Peripherals)	(a)	24,434	693,681
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	32,531	2,097,274
Unisys Corp. (IT Svs.)	(a)	5,552	154,901
Wright Express Corp. (IT Svs.)	(a)	4,926	175,907

			3,121,763

MATERIALS - 3.5%
NewMarket Corp. (Chemicals)		1,963	223,154
Sensient Technologies Corp. (Chemicals)		20,361	620,807

			843,961

TELECOMMUNICATION SERVICES - 3.7%
NII Holdings, Inc. (Wireless Telecom. Svs.)	(a)	21,421	880,403

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%	Shares	Value

UTILITIES - 14.1%
Northeast Utilities (Electric Utilities)	20,702	612,158
Unisource Energy Corp. (Electric Utilities)	16,456	550,124
DTE Energy Co. (Multi-Utilities)	12,285	564,250
NiSource, Inc. (Multi-Utilities)	34,839	606,199
PG&E Corp. (Multi-Utilities)	12,001	545,085
Sempra Energy (Multi-Utilities)	9,578	515,296

		3,393,112

Total Common Stocks (Cost $21,888,538)		$23,671,322

Money Market Funds - 2.5%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		613,000	$613,000

Total Money Market Funds (Cost $613,000)			$613,000

Total Investments - 101.0% (Cost $22,501,538)	(b)		$24,284,322
Liabilities in Excess of Other Assets - (1.0)%			(238,935)

Net Assets - 100.0%			$24,045,387

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.7%		Shares	Value

CONSUMER DISCRETIONARY - 12.1%
Johnson Controls, Inc. (Auto Components)		46,000	$1,403,000
McDonald’s Corp. (Hotels, Restaurants & Leisure)		19,000	1,415,690
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,000	1,099,420
Viacom, Inc. Class B (Media)		43,300	1,567,027
Target Corp. (Multiline Retail)		26,800	1,432,192
Tiffany & Co. (Specialty Retail)		18,200	855,218
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		17,300	1,386,422

			9,158,969

CONSUMER STAPLES - 4.6%
Coca-Cola Co. / The (Beverages)		19,000	1,111,880
PepsiCo, Inc. (Beverages)		22,300	1,481,612
Ralcorp Holdings, Inc. (Food Products)	(a)	15,500	906,440

			3,499,932

ENERGY - 9.8%
Schlumberger Ltd. (Energy Equip. & Svs.)		20,900	1,287,649
Apache Corp. (Oil, Gas & Consumable Fuels)		11,100	1,085,136
Chevron Corp. (Oil, Gas & Consumable Fuels)		18,400	1,491,320
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		33,800	2,088,502
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		19,000	1,487,700

			7,440,307

FINANCIALS - 10.2%
Morgan Stanley (Capital Markets)		45,800	1,130,344
State Street Corp. (Capital Markets)		19,100	719,306
Bank of America Corp. (Diversified Financial Svs.)		55,500	727,605
Citigroup, Inc. (Diversified Financial Svs.)	(a)	197,400	769,860
JPMorgan Chase & Co. (Diversified Financial Svs.)		25,000	951,750
Hartford Financial Services Group, Inc. (Insurance)		60,900	1,397,655
Lincoln National Corp. (Insurance)		41,500	992,680
MetLife, Inc. (Insurance)		27,400	1,053,530

			7,742,730

HEALTH CARE - 8.8%
Hospira, Inc. (Health Care Equip. & Supplies)	(a)	23,100	1,316,931
St Jude Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,900	153,426
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		43,600	1,530,796
WellPoint, Inc. (Health Care Providers & Svs.)	(a)	25,000	1,416,000
Allergan, Inc. (Pharmaceuticals)		15,200	1,011,256
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		23,900	708,635
Pfizer, Inc. (Pharmaceuticals)		28,900	496,213

			6,633,257

INDUSTRIALS - 10.4%
Honeywell International, Inc. (Aerospace & Defense)		32,600	1,432,444
Lockheed Martin Corp. (Aerospace & Defense)		18,900	1,347,192
United Parcel Service, Inc. Class B (Air Freight & Logistics)		19,400	1,293,786
Tyco International Ltd. (Industrial Conglomerates)		38,100	1,399,413
Caterpillar, Inc. (Machinery)		10,900	857,612
SPX Corp. (Machinery)		23,600	1,493,408

			7,823,855

INFORMATION TECHNOLOGY - 31.7%
Cisco Systems, Inc. (Communications Equip.)	(a)	108,700	2,380,530
QUALCOMM, Inc. (Communications Equip.)		42,100	1,899,552
Apple, Inc. (Computers & Peripherals)	(a)	11,950	3,390,812
Dell, Inc. (Computers & Peripherals)	(a)	117,100	1,517,616
Hewlett-Packard Co. (Computers & Peripherals)		28,000	1,177,960
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,310	2,266,155
International Business Machines Corp. (IT Svs.)		16,000	2,146,240
Altera Corp. (Semiconductors & Equip.)		49,600	1,495,936
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		85,300	1,578,903
SunPower Corp. Class B (Semiconductors & Equip.)	(a)	77,303	1,071,420
Texas Instruments, Inc. (Semiconductors & Equip.)		50,800	1,378,712
Microsoft Corp. (Software)		69,300	1,697,157
Oracle Corp. (Software)		71,800	1,927,830

			23,928,823

MATERIALS - 7.3%
Air Products & Chemicals, Inc. (Chemicals)		16,200	1,341,684
Dow Chemical Co. / The (Chemicals)		44,000	1,208,240
EI du Pont de Nemours & Co. (Chemicals)		20,000	892,400
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		10,900	930,751
Teck Resources Ltd. (Metals & Mining)		27,300	1,123,668

			5,496,743

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.7%	Shares	Value

TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications, Inc. (Diversified Telecom. Svs.)	41,600	1,355,744

Total Common Stocks (Cost $67,879,934)		$73,080,360

Money Market Funds - 3.6%		Shares	Value

Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,746,000	$2,746,000

Total Money Market Funds (Cost $2,746,000)			$2,746,000

Total Investments - 100.3% (Cost $70,625,934)	(b)		$75,826,360
Liabilities in Excess of Other Assets - (0.3)%			(215,340)

Net Assets - 100.0%			$75,611,020

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
(1)	Organization

Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund consists of twenty four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio — Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio — Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio — High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio — High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio — Total return on assets by investing primarily in equity securities of foreign companies.

■	Capital Appreciation Portfolio — Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio — Maximum capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio — Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■	Small Cap Growth Portfolio — Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies, primarily those with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■	Mid Cap Opportunity Portfolio — Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio — Total return that approximates the total return of the Standard & Poor’s 500® Index.

■	Strategic Value Portfolio — Growth of capital and income by investing primarily in securities of high dividend yielding companies.

■	High Income Bond Portfolio — High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as “junk bonds”. The Portfolio’s investments are generally rated Baa or lower by Moody’s, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing in and actively managing equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio — Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5 (b) of the 1940 Act.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)

■	Bristol Portfolio — Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio — Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio — Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing at least 80% of its net assets in equity securities traded in the U.S. within under-priced sectors and industries.

■	Balanced Portfolio — Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio — Modest capital appreciation and maximization of realized gains by investing within under-priced industries.

■	Target VIP Portfolio — Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio — Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio — Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5 (b) of the 1940 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares

Equity	25,000,000	Strategic Value	5,000,000
Money Market	55,000,000	High Income Bond	25,000,000
Bond	20,000,000	Capital Growth	5,000,000
Omni	5,000,000	Nasdaq-100® Index	20,000,000
International	34,000,000	Bristol	25,000,000
Capital Appreciation	15,000,000	Bryton Growth	20,000,000
Millennium	10,000,000	U.S. Equity	5,000,000
International Small-Mid Company	10,000,000	Balanced	3,000,000
Aggressive Growth	10,000,000	Income Opportunity	3,000,000
Small Cap Growth	5,000,000	Target VIP	5,000,000
Mid Cap Opportunity	10,000,000	Target Equity/Income	7,000,000
S&P 500® Index	23,000,000	Bristol Growth	5,000,000
The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund as deemed necessary.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Option securities are currently valued on a composite close price basis. Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2010:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks	$207,396,519	$—	$—
	Repurchase Agreements	—	2,907,527	—

		$207,396,519	$2,907,527	$—

Money Market *	Commercial Paper	$—	$260,748,921	$—
	Asset-Backed Commercial Paper	—	5,289,766	—
	Money Market Funds	39,500,000	—	—
	U.S. Treasury Obligations	—	9,998,772	—
	U.S. Government Agency Issues	—	9,999,764	—
	Repurchase Agreements	—	2,458,000	—

		$39,500,000	$288,495,223	$—

Bond	Corporate Bonds	$—	$136,663,845	$—
	U.S. Treasury Obligations	—	10,621,641	—
	Money Market Funds	3,160,000	—	—
	Commercial Paper		4,000,000	—
	Repurchase Agreements	—	1,730,000	—

		$3,160,000	$153,015,486	$—

Omni	Common Stocks	$27,784,143	$—	$—
	Corporate Bonds	—	9,831,327	—
	Money Market Funds	1,951,000	—	—

		$29,735,143	$9,831,327	$—

International	Common Stocks	$42,808,335	$162,655,627	$—
	Preference Shares (Brazil)	875,893	—	—
	Exchange Traded Funds	4,259,825	—	—
	Rights	94,371	—	—
	U.S. Treasury Obligations		324,943
	Money Market Funds	3,266,041	—	—

		$51,304,465	$162,980,570	$—

	Foreign currency contracts	$(1,538,000)	$—	$—

	Futures	$4,908	—	—

Capital Appreciation	Common Stocks	$116,388,992	$2,303,835	$—
	Money Market Funds	3,834,000	—	—

		$120,222,992	$2,303,835	$—

Millennium	Common Stocks	$35,968,033	$—	$—
	Money Market Funds	869,000	—	—

		$36,837,033	$—	$—

International Small-Mid Company	Common Stocks	$12,529,854	$53,863,176	$—
	Exchange Traded Funds	1,545,194	—	—
	Money Market Funds	3,100,283	—	—

		$17,175,331	$53,863,176	$—

Aggressive Growth	Common Stocks	$20,579,708	$4,112,850	$—
	VVPR Strips	29	—	—
	U.S. Government Agency Issues	—	500,000	—
	Money Market Funds	967,000	—	—

		$21,546,737	$4,612,850	$—

Small Cap Growth	Common Stocks	$22,878,176	$—	$—
	U.S. Government Agency Issues	—	1,200,000	—
	Money Market Funds	978,000	—	—

		$23,856,176	$1,200,000	$—

Mid Cap Opportunity	Common Stocks	$62,212,587	$—	$—
	Money Market Funds	1,432,000	—	—

		$63,644,587	$—	$—

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
S&P 500® Index	Common Stocks	$157,237,109	$—	$—
	Exchange Traded Funds	1,229,643	—	—
	Commercial Paper	—	203,000	—

		$158,466,752	$203,000	$—

Strategic Value	Common Stocks	$17,290,145	$3,428,698	$—
	Money Market Funds	323,000	—	—

		$17,613,145	$3,428,698	$—

	Foreign Currency Contracts	$(56,602)	$—	$—

High Income Bond	Corporate Bonds	$—	$248,612,640	$—
	Convertible Bonds	—	219,375	—
	Preferred Stocks	—	317,455	—
	Common Stocks	117,900	—	—
	Other	—	—	4,688
	Money Market Funds	1,405,000	—	—

		$1,522,900	$249,149,470	$4,688

Capital Growth	Common Stocks	$40,786,625	$—	$—
	Money Market Funds	596,000	—	—

		$41,382,625	$—	$—

Nasdaq-100® Index	Common Stocks	$43,650,433	$—	$—
	Exchange Traded Funds	685,402	—	—

		$44,335,835	$—	$—

Bristol	Common Stocks	$160,770,022	$—	$—
	Money Market Funds	3,884,000	—	—

		$164,654,022	$—	$—

Bryton Growth	Common Stocks	$121,084,539	$—	$—
	Money Market Funds	5,370,000	—	—

		$126,454,539	$—	$—

U.S. Equity	Common Stocks	$12,774,496	$—	$—
	Money Market Funds	189,000	—	—

		$12,963,496	$—	$—

Balanced	Common Stocks	$8,696,593	$—	$—
	Corporate Bonds	—	4,429,929	—
	U.S. Government Agency Issues	—	256,791	—
	Money Market Funds	153,000	—	—

		$8,849,593	$4,686,720	$—

Income Opportunity	Common Stocks	$7,863,955	$—	$—
	Purchased Options	17,545	—	—
	Money Market Funds	311,000	—	—

		$8,192,500	$—	$—

	Written Options Outstanding	$(84,280)	$—	$—

Target VIP	Common Stocks	$20,023,465	$—	$—
	Money Market Funds	511,000	—	—

		$20,534,465	$—	$—

Target Equity/Income	Common Stocks	$23,671,322	$—	$—
	Money Market Funds	613,000	—	—

		$24,284,322	$—	$—

Bristol Growth	Common Stocks	$73,080,360	$—	$—
	Money Market Funds	2,746,000	—	—

		$75,826,360	$—	$—

*	At September 30, 2010, the Money Market Portfolio’s investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 1940 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
There were no significant transfers into, or out of, Level 1 or Level 2 securities during the nine-month period ended September 30, 2010. Below is a reconciliation that details the activity of securities in Level 3 during the nine-month period ended September 30, 2010:

Corporate Bonds	High Income Bond
Beginning Balance — January 1, 2010	$—
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	—
Purchases, issuances, and settlements	4,688
Transfers in and/or out of Level 3	—

Ending Balance — September 30, 2010	$4,688

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depository receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Repurchase Agreements

The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. As such, no provisions for Federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e. the last 4 tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. These Portfolios accrue such taxes as the related income is earned.

(3)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2010 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$36,369,740	$12,312,483	$2,778,619	$46,546,270	$12,059,123	$3,746,075
Depreciation	(31,041,699)	(264,848)	(1,316,849)	(5,916,345)	(7,953,289)	(730,825)

Net unrealized:
Appreciation	$5,328,041	$12,047,635	$1,461,770	$40,629,925	$4,105,834	$3,015,250

Aggregate cost of securities:	$204,976,005	$144,127,851	$38,104,700	$173,655,110	$118,420,993	$33,821,783

	International
	Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$18,407,382	$4,657,215	$4,440,833	$7,359,600	$34,112,260	$1,840,228
Depreciation	(1,739,922)	(1,672,549)	(725,108)	(1,817,690)	(27,095,042)	(243,238)

Net unrealized:
Appreciation	$16,667,460	$2,984,666	$3,715,725	$5,541,910	$7,017,218	$1,596,990

Aggregate cost of securities:	$54,371,047	$23,174,921	$21,340,451	$58,102,677	$151,652,534	$19,444,853

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$16,653,285	$10,849,298	$12,806,274	$10,304,607	$19,753,712	$1,078,935
Depreciation	(4,380,052)	(1,469,746)	(3,827,956)	(5,444,658)	(4,846,134)	(525,748)

Net unrealized:
Appreciation	$12,273,233	$9,379,552	$8,978,318	$4,859,949	$14,907,578	$553,187

Aggregate cost of securities:	$238,403,825	$32,003,073	$35,357,517	$159,794,073	$111,546,961	$12,410,309

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$1,277,166	$826,585	$2,417,166	$3,082,952	$5,561,409
Depreciation	(644,108)	(144,028)	(1,052,941)	(1,403,082)	(530,092)

Net unrealized:
Appreciation	$633,058	$682,557	$1,364,225	$1,679,870	$5,031,317

Aggregate cost of securities:	$12,903,255	$7,509,943	$19,170,240	$22,604,452	$70,795,043

(4)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio’s total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The Small Cap Growth Portfolio may also participate in the above activities to protect against adverse changes in security prices or interest rates and may, for these purposes or hedging purposes, sell put options or purchase call options at any time. The S&P 500® Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with those Portfolios’ stated investment objectives. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and, for purchase options, are subject to the risk that the options will expire before being exercised. A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Income Opportunity Portfolio’s written options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in a segregated account at the Portfolio’s custodian. Such collateral for the Portfolio is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedule of Investments. Written and purchased options are non-income producing securities.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, primarily for hedging purposes, purchase and sell futures contracts. Futures contracts are used for the purpose of hedging existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in value caused by variations in market rates. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash or securities equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as “variation margin”, are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying contacts. The Portfolios recognize unrealized appreciation (depreciation) equal to the daily variation margin. When the contracts are closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed.

Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market. The S&P 500® Index Portfolio may purchase or sell stock index futures contracts and the Nasdaq-100® Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100® Index in accordance with their stated investment objectives.

At September 30, 2010, there was one outstanding futures contract in the International Portfolio. Details of the contract were as follows:

		Number of		Contract at	Initial contract	Unrealized	Variation
Description	Expiration	contracts	Counterparty	value	amount	appreciation	Margin Payable
DAX Index Futures	December 17, 2010	10	JPM	$2,127,001	$2,122,103	$4,908	$5,791
The International Portfolio’s holding of U.S. Treasury Bill #912795W72 0.000% 11/12/2010 was pledged as collateral for this contract. The principal cost and value of this instrument at September 30, 2010 were $325,000 and $324,943, respectively.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. The value of a foreign currency contract will typically fluctuate with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. With respect to sales of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio incurs a realized gain if the value of the contract decreases between those dates. With respect to purchases of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The use of foreign currency contracts might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other currencies or securities. A Portfolio is also exposed to credit risk associated with counterparty nonperformance on these currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Details of the contracts outstanding at September 30, 2010 are as follows:

Contracts to buy foreign currencies:

International
								Unrealized
			Currency to		Currency to		Contract at	appreciation
Date of contract	Exchange date	Counterparty	receive		deliver		value	(depreciation)
September 29, 2010	November 30, 2010	BONY	12,950,000	EUR	11,164,583	GBP	$17,646,394	$115,130
September 2, 2010	November 30, 2010	BONY	1,800,000	EUR	$2,305,242		$2,452,781	$147,539
September 9, 2010	November 30, 2010	BONY	10,680,642	GBP	12,950,000	EUR	$16,771,352	$(875,042)
August 27, 2010	November 30, 2010	SSB	31,191,810	SEK	$4,206,810		$4,620,581	$413,771

								$(198,602)

Contracts to sell foreign currencies:

International
							Unrealized
			Currency to	Currency to		Contract at	appreciation
Date of contract	Exchange date	Counterparty	receive	deliver		value	(depreciation)
August 27, 2010	November 30, 2010	BONY	$18,414,063	14,496,295	EUR	$19,753,462	$(1,339,399)

Strategic Value
August 18, 2010	November 22, 1010	BONY	$523,322	540,000	CAD	$524,191	$(869)
August 18, 2010	November 22, 1010	BONY	$787,589	612,400	EUR	$834,504	$(46,915)
August 18, 2010	November 22, 1010	BONY	$1,530,054	980,000	GBP	$1,538,872	$(8,818)

			$2,840,965			$2,897,567	$(56,602)

Counterparties	Currencies
BONY — Bank of New York	EUR — Euro
SSB — State Street Bank	GBP — British Pound
JPM — JP Morgan	SEK — Swedish Krona
CAD — Canadian Dollar

Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date November 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date November 23, 2010

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date November 23, 2010